UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22310

ETF Managers Trust (Formerly FactorShares Trust)
 (Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
Summit, NJ 07901
  (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(908)-897-0518
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2016

Date of reporting period: September 30, 2016

Item 1. Reports to Stockholders.

Annual Report
September 30, 2016

PureFunds™ ISE Junior Silver ETF
Ticker: SILJ

PureFunds™ ISE Cyber Security ETF
Ticker: HACK

PureFunds™ ISE Big Data ETF
Ticker: BIGD

PureFunds™ ISE Mobile Payments ETF
Ticker: IPAY

PureFunds™ Drone Economy Strategy ETF
Ticker: IFLY

PureFunds™ Video Game Tech ETF
Ticker: GAMR

PureFunds™ Solactive FinTech ETF
Ticker: FINQ

PureFunds™ ETFx HealthTech ETF
Ticker: IMED

The Funds are series of ETF Managers Trust.

PureFunds™ ETFs

(This Page Intentionally Left Blank)

Dear Shareholder,

The year ended September 30, 2016 has been a banner period for PureFunds. With our most recent Exchange-Traded Funds launched in August 2016, PureFunds has continued to expand its leadership role in the thematic ETF space. PureFunds Solactive FinTech ETF (Nasdaq Ticker: FINQ) and PureFunds ETFx HealthTech ETF (Nasdaq Ticker: IMED) now join our PureFunds ISE Cyber Security ETF (NYSE Arca Ticker: HACK), PureFunds ISE Junior Silver ETF (NYSE Arca Ticker: SILJ), PureFunds ISE Big Data ETF (NYSE Arca Ticker: BIGD), PureFunds Video Game Tech ETF (Nasdaq Ticker: GAMR), PureFunds Drone Economy Strategy ETF (Nasdaq Ticker: IFLY), and PureFunds ISE Mobile Payments ETF (NYSE Arca Ticker: IPAY) in this thematic advancement of the ETF industry. PureFunds strives to continue its endeavor of providing first-to-market thematic investments in the form of ETFs. We are extremely proud of the many accomplishments PureFunds has achieved with its partners to date and strive to continue providing investors with access to in demand investment themes and strategies.

During the 12-month period from October 1, 2015 to September 30, 2016, the S&P 500 Information Technology Sector Index, a broad measure of US listed technology companies, returned 14.60%. During the same period, the S&P Global 1200 Information Technology Sector Index, a broad measure of global technology companies, returned 22.50%. It was a strong 12 months for the broad technology sector and the more targeted strategies followed by the tech oriented PureFunds ETFs underperformed the broader sector during the period. For all of the funds, the primary difference between fund returns and index returns were the expenses of the funds, which are not part of the indexes that each of the funds track.

The ISE Cyber Security Index (“Index”) returned 11.79% over the period, The Fund NAV return for HACK was 11.23%, in line with the return of the Index. The best performing stocks during the period were The Keyw Holding Corp (up 79.51%), Science Applications Intl (up 75.52%) and Barracuda Networks Inc (up 63.54%). The worst performing stocks during the period were FireEye Inc (down -53.71%), Rapid7 Inc (down-22.42%) and Imperva Inc (down -17.97%).

The ISE Junior Silver (Small Cap Miners/ Explorers) Index (“Index”) returned 210.48% during the period. The Fund NAV return for SILJ was 201.99%, in line with the return of the index. The best performing stocks during the period were Impact Silver Corp (up 442.86%) Excellion Resources (up 429.58%), and Silvercorp Metals (up 392.94%). The worst performing stocks during the period were Mandalay Resources Corp (up 38.89%), Sierra Metals Inc (up 76.52%), and Silver Standard Resources (up 81.72%).

The ISE Big Data Index (“Index”) returned 12.33% during the period. The Fund NAV return for BIGD was 11.41% in line with the return of the Index. The best performing stocks during the period were Varonis Systems Inc (up 93.20%), Fair Isaac Corp (up 47.44%), and Hexagon AB (up 46.73%). The worst performing stocks during the period were Hortonworks (down -61.85%), The Rubicon Project Inc (down -43.01%), and Tableau Software Inc (down -30.72%).

The ISE Mobile Payments Index (“Index”) returned 7.07% during the period. The Fund NAV return for IPAY was 6.51%, in line with the return of the index. The best performing stocks during the period were NCR Corp (up 41.49%), Global Payments Inc (up 33.81%), and Paypal Holdings (up 31.99%).  The worst performing stocks during the period were Net 1 UEPS Technologies (down -48.86%),  Verifone Systems (down -43.24%), and Pax Global Technology Ltd (down -29.10%).

IFLY was listed for trading on March 9, 2016. From fund inception, The Reality Shares Drone Index (“Index”) returned 7.43%. The Fund NAV return for IFLY was 7.15%, in line with the return of the Index. The best performing stocks were Trimble Inc (up 73.93%), Vestel Elektronic (up 66.58%), and Kratos Defense & Security (up 63.27%). The worst performing stocks during the period were Parrot (down -70.42%), GoPro (down -46.57%), and Cobham (down -30.93%).

GAMR was listed for trading on March 9, 2016. From fund inception, the EEFund Video Game Tech Index returned 32.08%. The Fund NAV return for GAMR was 31.62%, in line with the return of the index. The best performing stocks during the period were Weibo (up 328.91%), Advanced Micro Devices (up 301.74%), and Nvidia Corp (up 177.97%). The worst performing stocks during the period were Glu Mobile (down -48.74%), Gamestop Corp (down -33.05%), and Gungho Online Entertainment (down -30.23%).

FINQ was listed for trading on August 30, 2016. From fund inception, the Solactive FinTech Index returned 0.49%. The Fund NAV return for FINQ was 0.35%, in line with the return of the index. The best performing stocks during the period were Ellie Mae (up 58.18%), Temenos Group (up 53.00%), and Fair Isaac Corp (up 47.44%). The worst performing stocks during the period were Lending Club Corp (down -53.29%), On Deck Capital Inc (down -42.42%), and DH Corp (down -27.60%).

IMED was listed for trading on August 30, 2016. From fund inception, the ETFx HealthTech Index returned 1.92%. The Fund NAV return for IMED was 1.86%, in line with the return of the index. The best performing stocks during the period were Edward LifeSciences Corp (up 69.60%), Cochlear Ltd (up 68.91%), and Align Technology Inc (up 65.17%). The worst performing stocks during the period were Computer Programs & Systems (down -38.14%), Teladoc (down -17.86%), and ConMed Corp (down -16.09%).

Silver prices have risen far in 2016. This has significantly benefited the junior silver mining/exploration industry and the performance of SILJ was a stellar 201.99% as of September, 30. We are excited to see the renewed interest in this space positively affect SILJ. We have seen inflows into SILJ throughout the year while Assets Under Management in the fund have risen from ~$3.5 million at the start of the year to ~$77 million as of the 9/30/16 (roughly a 2,100% increase YTD).

The period ended on a strong note for technology in general and for the thematic strategies tracked by PureFunds.

On behalf of PureFunds and our industry leading partners, I would like to thank you for your continued interest in PureFunds and our unique suite of ETFs. We endeavor to provide our investors with new and innovative products and look forward to continuing this for years to come.

You can find further details about BIGD, FINQ, GAMR, HACK, IFLY, IMED, IPAY and SILJ by visiting www.purefunds.com, or by calling 1-877-756-PURE.

Sincerely,

Samuel Masucci III
Chairman of the Board
Samuel Masucci III is a registered representative of ALPS Distributors, Inc.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers)
ETF
Growth of $10,000

		Since
Average Annual Returns	1 Year	Inception
Periods Ended September 30, 2016	Return	(11/29/12)
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF (NAV)	201.99%	-5.71%
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF (Market)	190.81%	-5.79%
S&P 500 Index	15.43%	14.14%
ISE Junior Silver (Small Cap Miners/Explorers) Index	210.48%	-4.19%

Total Fund Operating Expenses[1]	0.69%
1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 29, 2012, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF

Top Ten Holdings*

		% of Total
	Security	Investments†
1	Coeur Mining Inc.	17.39%
2	Pan American Silver Corporation	14.51%
3	First Majestic Silver Corporation	10.35%
4	Hochschild Mining PLC	6.61%
5	Endeavour Silver Corporation	4.87%
6	Fortuna Silver Mines, Inc.	4.82%
7	Silvercorp Metals, Inc.	4.78%
8	MAG Silver Corporation	4.72%
9	Silver Standard Resources, Inc.	4.63%
10	Mandalay Resources Corporation	3.82%
	Top Ten Holdings =76.50% of Total Investments†
	* Current portfolio holdings may not be indicative of future fund holdings.
	† Percentage of total investments less cash.

PureFunds™ ISE Cyber Security ETF
Growth of $10,000

Average Annual Returns	1 Year	Since Inception
Periods Ended September 30, 2016	Return	(11/11/14)
PureFunds™ ISE Cyber Security ETF (NAV)	11.23%	6.43%
PureFunds™ ISE Cyber Security ETF (Market)	11.30%	6.41%
S&P 500 Index	15.43%	5.54%
ISE Cyber Security Index	11.79%	7.66%

Total Fund Operating Expenses[1]	0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 11, 2014, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares.  The chart assumes reinvestment of capital gains and dividends, if any.  The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM ISE Cyber Security ETF

Top Ten Holdings*

		% of Total
	Security	Investments†
1	Imperva, Inc.	4.39%
2	Infoblox, Inc.	4.28%
3	Palo Alto Networks, Inc.	4.08%
4	Qualys, Inc.	3.99%
5	Juniper Networks, Inc.	3.84%
6	Science Applications International Corporation	3.84%
7	Fortinet, Inc.	3.82%
8	Cisco Systems, Inc.	3.80%
9	Symantec Corporation	3.79%
10	Check Point Software Technologies, Ltd.	3.74%
	Top Ten Holdings =39.59% of Total Investments†
	* Current portfolio holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ ISE Big Data ETF
 Growth of $10,000

Average Annual Returns	1 Year	Since Inception
Periods Ended September 30, 2016	Return	(7/15/15)
PureFunds™ ISE Big Data ETF (NAV)	11.41%	-0.60%
PureFunds™ ISE Big Data ETF (Market)	12.15%	-1.19%
S&P 500 Index	15.43%	4.65%
ISE Big DataTM Index	12.33%	0.19%

Total Fund Operating Expenses[1]		0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on July 15, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

 PureFundsTM ISE Big Data ETF

Top Ten Holdings*
		% of Total
	Security	Investments†
1	PROS Holdings, Inc.	2.49%
2	Hewlett Packard Enterprise Co.	2.40%
3	HubSpot, Inc.	2.35%
4	New Relic, Inc.	2.33%
5	Software AG	2.32%
6	Acxiom Corporation	2.30%
7	Black Knight Financial Services, Inc.	2.29%
8	Teradata Corporation	2.29%
9	Medidata Solutions, Inc.	2.29%
10	Nielsen Holdings PLC	2.26%
	Top Ten Holdings =23.31% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ ISE Mobile Payments ETF
Growth of $10,000

Average Annual Returns	1 Year	Since Inception
Periods Ended September 30, 2016	Return	(7/15/15)
PureFunds™ ISE Mobile Payments ETF (NAV)	6.51%	0.22%
PureFunds™ ISE Mobile Payments ETF (Market)	8.10%	0.73%
S&P 500 Index	15.43%	4.65%
ISE Mobile PaymentsTM Index	7.07%	0.75%

Total Fund Operating Expenses[1]		0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated January 31, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on July 15, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM ISE Mobile Payments ETF

Top Ten Holdings*

		% of Total
	Security	Investments†
1	Visa, Inc.	5.40%
2	MasterCard, Inc.	5.33%
3	PayPal Holdings, Inc.	5.19%
4	American Express Co.	4.89%
5	Fiserv, Inc.	4.60%
6	FleetCor Technologies, Inc.	4.47%
7	Discover Financial Services	4.31%
8	Fidelity National Information Services, Inc.	4.29%
9	Vantiv, Inc.	4.05%
10	First Data Corporation	3.82%

	Top Ten Holdings =46.36% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ Drone Economy Strategy ETF
Growth of $10,000

Cumulative Returns	Since Inception
Periods Ended September 30, 2016	(3/8/2016)
PureFunds™ Drone Economy Strategy ETF (NAV)	7.15%
PureFunds™ Drone Economy Strategy ETF (Market)	7.86%
S&P 500 Index	10.86%
Reality Shares Drone Index	7.43%

Total Fund Operating Expenses[1]	0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated March 8, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM Drone Economy Strategy ETF

Top Ten Holdings*

		% of Total
	Security	Investments†
1	Aerovironment, Inc.	8.42%
2	Parrot SA	7.34%
3	GoPro, Inc.	6.47%
4	Ambarella, Inc.	5.70%
5	Boeing Co.	4.45%
6	Kratos Defense & Security Solutions, Inc.	3.46%
7	Thales SA	2.43%
8	Leonardo-Finmeccanica SpA	2.40%
9	L-3 Communications Holdings, Inc.	2.21%
10	BAE Systems PLC	2.20%

	Top Ten Holdings =45.09% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ Video Game Tech ETF
Growth of $10,000

Cumulative Returns Periods Ended September 30, 2016	Since Inception (3/8/2016)
PureFunds™ Video Game Tech ETF (NAV)	31.62%
PureFunds™ Video Game Tech ETF (Market)	32.92%
S&P 500 Index	10.86%
EEFund Video Game Tech Index	32.08%

Total Fund Operating Expenses[1]	0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated March 8, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844- ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on March 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM Video Game Tech ETF
Top Ten Holdings*

	Security	% of Total Investments†
1	Nintendo Co. Ltd.	7.20%
2	NCSoft Corporation	5.68%
3	Changyou.com Ltd.	5.44%
4	Activision Blizzard, Inc.	4.97%
5	Take-Two Interactive Software, Inc.	4.89%
6	Electronic Arts, Inc.	4.81%
7	Zynga, Inc.	4.64%
8	Square Enix Holdings Co. Ltd.	4.54%
9	Gamestop Corporation	4.41%
10	UBISOFT Entertainment	4.30%

	Top Ten Holdings =50.88% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ Solative FinTech ETF
Growth of $10,000

Cumulative Returns Periods Ended September 30, 2016	Since Inception (8/31/2016)
PureFunds™ Solactive FinTech ETF (NAV)	0.35%
PureFunds™ Solactive FinTech ETF (Market)	0.96%
S&P 500 Index	-0.20%
Solactive FinTech Index	0.49%

Total Fund Operating Expenses[1]	0.68%
1. The expense ratio is taken from the Fund’s most recent prospectus dated August 25, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains, if any. Performance data current to the most recent month end may be obtained by calling 1-844- ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on August 31, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM Solactive FinTech ETF
Top Ten Holdings*

	Security	% of Total Investments†
1	Ellie Mae, Inc.	3.45%
2	SimCorp AS	3.44%
3	Pegasystems, Inc.	3.26%
4	IRESS Ltd.	3.25%
5	Black Knight Financial Services, Inc.	3.19%
6	CoStar Group, Inc.	3.18%
7	Zillow Group, Inc.	3.18%
8	Square, Inc.	3.18%
9	SS&C Technologies Holdings, Inc.	3.17%
10	IHS Markit Ltd.	3.17%

	Top Ten Holdings =32.47% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ ETFx HealthTech ETF
Growth of $10,000

Cumulative Returns Periods Ended September 30, 2016	Since Inception (8/31/2016)
PureFunds™ HealthTech ETF (NAV)	1.86%
PureFunds™ ETFx HealthTech ETF (Market)	2.60%
S&P 500 Index	-0.20%
ETFx HealthTech TR Index	1.92%

Total Fund Operating Expenses[1]	0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated August 25, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains, if any. Performance data current to the most recent month end may be obtained by calling 1-844- ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on August 31, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

PureFundsTM ETFx HealthTech ETF
Top Ten Holdings*

	Security	% of Total Investments†
1	CompuGroup Medical SE	2.08%
2	Allscripts Healthcare Solutions, Inc. (a)	2.05%
3	Quality Systems, Inc.	2.04%
4	DENTSPLY SIRONA, Inc.	2.03%
5	NantHealth, Inc. (a)	2.03%
6	Teladoc, Inc. (a)	2.03%
7	Cerner Corporation (a)	2.02%
8	Omnicell, Inc. (a)	2.00%
9	Merit Medical Systems, Inc. (a)	1.99%
10	Mettler-Toledo International, Inc. (a)	1.98%

	Top Ten Holdings =20.25% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

PureFunds™ ETFs

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed by the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

IFLY, GAMR, FINQ, and IMED are new Funds with limited operating history.

Past performance is no indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

SILJ

The PureFunds® ISE Junior SilverTM (Small Cap Miners/Explorers) ETF (the “Fund” or the “Junior Silver ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Junior Silver (Small Cap Miners/Explorers)TM Index (the “Index”).

Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual issuer volatility than a diversified fund. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund. Investments in small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The PureFundsTM ISE Junior Silver ETF is subject to risks associated with the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund’s share price may be more volatile than other types of economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operate. Several foreign countries have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be renationalized. The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund’s return may not match or achieve a high degree of correlation with the return of the ISE Junior Silver (Small Cap Miners/Explorers)™ Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the ISE Junior Silver (Small Cap Miners/Explorers)™ Index. IOPV or indicative optimized portfolio value is an estimated intraday fair value of one share of an ETF determined by the last trade price of the fund’s underlying securities.

The ISE Junior Silver (Small Cap Miners/Explorers) Index is designed to reflect the performance of small-capitalization companies involved in the silver industry, including companies that mine, explore and refine silver. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The Index generally is comprised of 20-30 securities. The Index was created and is maintained by ISE Indexes. An investment cannot be made directly in an index.

HACK

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Cyber SecurityTM Index (the “Index”).

The Fund is concentrated in technology-related companies that face intense competition, both domestically and internationally, which may have an adverse effect on profit margins.

PureFunds™ ETFs
Such companies may have limited product lines, markets, financial resources or personnel. The products of such companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel, and competition from foreign competitors with lower production costs. Technology companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the ISE Cyber Security Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the ISE Cyber Security Index.

The ISE Cyber Security Index is designed to reflect the performance of companies involved in the cyber security industry, including companies that provide cyber security related hardware/software and services. The stocks are screened for liquidity and weighted according to modified free-float market capitalization. The Index was created and is maintained by ISE Indexes. An investment cannot be made directly in an index.

BIGD

The PureFundsTM ISE Big Data ETF (the “Fund” or the “Big Data ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Big DataTM Index (the “Index”).

Big Data Companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Big Data Companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the ISE Big Data Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The ISE Big Data Index is designed to reflect the performance of companies involved in the big data and analytics industry, including companies that provide big data origination, aggregation, applications and solutions. The stocks are screened for liquidity and weighted according to a modified linear-based capitalization-weighted methodology. The Index was created and is maintained by ISE Indexes. An investment cannot be made directly in an index.

IPAY

The PureFundsTM ISE Mobile Payments ETF (the “Fund” or the “Mobile Payments ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Mobile PaymentsTM Index (the “Index”).

PureFunds™ ETFs
Mobile Payment Companies face intense competition, both domestically and internationally, and are subject to increasing regulatory constraints, particularly with respect to fees, competition and anti-trust matters, cybersecurity and privacy. Mobile Payment Companies may be highly dependent on their ability to enter into agreements with merchants and other third parties to utilize a particular payment method, system, software or service, and such agreements may be subject to increased regulatory scrutiny. Additionally, certain Mobile Payment Companies have recently faced increased costs related to class-action litigation challenging such agreements. Such factors may adversely affect the profitability and value of such companies. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the ISE Mobile Payments Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The ISE Mobile Payments Index is designed to reflect the performance of companies involved in the mobile and electronic payments industry, including card networks, processors, infrastructure/software and solutions companies. The stocks are screened for liquidity and weighted according to a modified linear-based capitalization-weighted methodology. The Index was created and is maintained by ISE Indexes. An investment cannot be made directly in an index.

IFLY

The PureFundsTM Drone Economy Strategy ETF (the “Fund” or the “Drone Economy ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares DroneTM Index (the “Index”).

Drone Economy Companies face intense competition, both domestically and internationally and are heavily dependent on the protection of patent and intellectual property rights. In addition, Drone Economy Companies may be dependent on the U.S. government and its agencies for a significant portion of their sales, and their success and growth may be affected by budgetary constraints, spending reductions, congressional appropriations, and administrative allocations of funds that affect the U.S. government and its agencies. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Reality Shares Drone™ Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Reality Shares Drone™ Index provides a benchmark for investors interested in tracking companies actively involved in drone technology and services. The Index uses Modified Equal Weight capitalization-weighted methodology. The index was created and is maintained by Reality Shares Index Committee. You cannot invest directly in an index.

GAMR

The PureFundsTM Video Game Tech ETF (the “Fund” or the “Video Game Tech ETF”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech Index (the “Index”).

PureFunds™ ETFs

Investing involves risk, including the possible loss of principal. The Fund is new with limited operating history. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed by the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. Video Game Tech Companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Video Game Tech Companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy. Such factors may adversely affect the profitability and value of such companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the EEFund Video Game Tech Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The EEFund Video Game Tech™ Index provides a benchmark for investors interested in tracking companies actively involved in the electronic gaming industry including the entertainment, education and simulation segments. The Index uses a market capitalization weighted allocation across the pure play and non-pure play sectors and a set weight for the conglomerate sector as well as an equal weighted allocation methodology for all components within each sector allocation. The Index was created and is maintained by EEFund Management. You cannot invest directly in an index.

FINQ

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Solactive FinTech Index.

The Fund is new with limited operating history. The Fund is concentrated in technology oriented companies, which face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Such companies may have limited product lines, markets, financial resources or personnel. The products of such companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel, and competition from foreign competitors with lower production costs. Technology oriented companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Solactive FinTech Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Solactive FinTech Index.

The Solactive FinTech Index is designed to reflect the performance of companies involved in the financial technology industry, including companies in the financial services industry with a focus on automation of processes, enhanced distribution of products and services or the creation of new products or services that did not previously exist. An investment cannot be made directly in an index.

IMED

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ETFx HealthTech Index.

PureFunds™ ETFs
The fund is new with limited operating history. The Fund is concentrated in technology oriented companies, which face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Such companies may have limited product lines, markets, financial resources or personnel. The products of such companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates, competition for the services of qualified personnel, and competition from foreign competitors with lower production costs. Technology oriented companies are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Health care companies are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Health care companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of the companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies, or other market developments. Many new products in the health care field require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the ETFx HealthTech Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the ETFx HealthTech Index.

The ETFx HealthTech Index is designed to reflect the performance of companies involved in the healthcare technology industry, including companies that provide three technology-driven segments affecting the allocation, delivery and management of healthcare services and products through companies engaged in Healthcare Informatics, Medical Instruments and Medical Appliances. An investment cannot be made directly in an index.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

PureFunds™ ETFs

PORTFOLIO ALLOCATIONS As of September 30, 2016

	PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF	PureFundsTM ISE Cyber Security ETF	PureFundsTM ISE Big Data ETF	PureFundsTM ISE Mobile Payments ETF	PureFundsTM Drone Economy Strategy ETF	PureFundsTM Video Game Tech ETF	PureFundsTM Solactive FinTech ETF	PureFundsTM ETFx HealthTech ETF
As a percent of Net Assets:
Australia	—%	—%	2.8%	—%	—%	—%	3.2%	1.4%
Bermuda	—	—	—	—	—	—	3.2	—
Canada	73.3	—	2.8	—	—	—	3.0	—
Cayman Islands	—	—	—	—	5.7	10.4	—	—
Cyprus	—	—	—	1.4	—	—	—	—
Denmark	—	—	—	—	—	—	3.4	2.8
Finland	—	1.2	—	—	—	—	—	—
France	—	—	—	3.1	11.7	4.3	—	3.3
Germany	—	—	5.7	3.1	1.6	—	3.1	5.5
Hong Kong	—	—	—	1.8	—	1.2	—	1.9
Ireland	—	—	—	—	—	—	—	1.4
Israel	—	10.9	2.7	—	1.4	—	—	—
Italy	—	—	—	—	2.4	—	—	—
Jersey	—	—	—	—	—	—	3.1	—
Japan	—	4.1	—	—	13.2	35.5	—	10.9
Netherlands	—	1.4	—	—	1.8	—	—	2.7
New Zealand	—	—	—	—	—	—	3.0	2.0
Puerto Rico	—	—	—	1.6	—	—	—	—
Republic of Korea	—	2.0	—	—	2.2	5.6	—	—
Singapore	—	—	—	—	—	—	3.0	—
Spain	—	—	—	—	1.6	—	—	1.9
Sweden	—	—	2.8	—	3.1	—	—	3.3
Switzerland	—	—	—	—	—	2.0	3.2	2.8
Turkey	—	—	—	—	3.0		—	—
United Kingdom	6.4	5.8	—	4.6	4.6	—	2.9	6.0
United States	17.7	74.5	83.0	84.0	47.5	40.7	68.7	54.0
Short-Term and other Net
Assets (Liabilities)	2.6	0.1	0.2	0.4	0.2	0.3	0.2	0.1
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

PureFunds™ ETFs

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF Schedule of Investments September 30, 2016

	Shares	Market Value
COMMON STOCKS - 97.4%
Metals & Mining - 97.4%
Canada - 73.3%
Alexco Resource Corporation (a)	1,076,970	$1,917,007
Americas Silver Corporation (a)	5,209,666	1,369,972
Aurcana Corporation (a) *	1,568,867	681,622
Bear Creek Mining Corporation (a)	1,137,064	2,435,420
Endeavour Silver Corporation (a)	712,177	3,653,468
Excellon Resources, Inc. (a)	362,439	519,368
First Majestic Silver Corporation (a)	754,803	7,774,471
Fortuna Silver Mines, Inc. (a)	499,508	3,620,810
Great Panther Silver Ltd. (a)	1,434,768	1,936,937
IMPACT Silver Corporation (a)	690,622	400,071
Kootenay Silver, Inc. (a)	993,718	348,420
MAG Silver Corporation (a)	235,001	3,541,270
Mandalay Resources Corporation (a)	3,759,951	2,865,925
Minco Silver Corporation (a)	371,231	396,146
Mirasol Resources Ltd. (a) *	950,206	1,767,219
Pan American Silver Corporation (a)	618,798	10,895,410
Sabina Gold & Silver Corporation (a)	1,783,669	1,903,378
Santacruz Silver Mining Ltd. (a)	1,008,819	342,181
Sierra Metals, Inc. (a)	337,728	501,978
Silver Standard Resources, Inc. (a)	288,482	3,476,429
Silvercorp Metals, Inc. (a)	1,124,555	3,591,513
Trevali Mining Corporation (a)	3,046,238	2,530,889
Total Canada		56,469,904
United Kingdom - 6.4%
Hochschild Mining PLC	1,323,811	4,967,380
United States - 17.7%
Coeur Mining, Inc. (a)	1,103,841	13,058,440
Golden Minerals Co. (a)	790,275	600,609
Total United States		13,659,049
Total Metals & Mining		75,096,333
TOTAL COMMON STOCKS (Cost $73,294,538)		75,096,333
Total Investments (Cost $73,294,538) - 97.4%		75,096,333
Other Assets in Excess of Liabilities - 2.6%		1,968,701
TOTAL NET ASSETS - 100.0%		$77,065,034

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

* Illiquid Security - At September 30, 2016, the value of these securities amount to $2,448,841 or 3.2% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM ISE Cyber Security ETF Schedule of Investments September 30, 2016

	Shares	Market Value
COMMON STOCKS - 99.9%
Finland - 1.2%
Software - 1.2%
F-Secure OYJ	2,510,365	$9,503,510
Israel - 10.9%
Communications Equipment - 2.7%
Radware Ltd. (a)	1,590,920	21,859,241
Software - 8.2%
Check Point Software Technologies, Ltd. (a) ^	434,287	33,705,014
CyberArk Software Ltd. (a) ^	642,881	31,867,611
Total Software		65,572,625
Total Israel		87,431,866
Japan - 4.1%
Software - 4.1%
Trend Micro, Inc.	941,023	32,572,267
Netherlands - 1.4%
Software - 1.4%
Gemalto NV	168,932	10,832,113
Republic of Korea - 2.0%
Internet Software & Services - 2.0%
Ahnlab, Inc.	290,460	16,430,434
United Kingdom - 5.8%
Internet Software & Services - 1.7%
Mimecast Ltd. (a)	703,145	13,451,164
Software - 4.1%
Sophos Group PLC	9,690,166	33,509,647
Total United Kingdom		46,960,811
United States - 74.5%
Aerospace & Defense - 2.1%
The KEYW Holding Corporation (a) ^	1,558,899	17,210,245
Communications Equipment - 14.8%
Cisco Systems, Inc.	1,080,706	34,279,994
F5 Networks, Inc. (a)	102,152	12,732,225
Juniper Networks, Inc.	1,439,541	34,635,356
Palo Alto Networks, Inc. (a)	230,873	36,784,995
Total Communications Equipment		118,432,570
Internet Software & Services - 5.4%
Intralinks Holdings, Inc. (a)	2,128,721	21,414,933
VeriSign, Inc. (a) ^	161,089	12,603,603
Zix Corporation (a)	2,236,742	9,170,642
Total Internet Software & Services		43,189,178
IT Services - 8.9%
Booz Allen Hamilton Holding Corporation	405,483	12,817,318
Leidos Holdings, Inc.	290,649	12,579,289

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM ISE Cyber Security ETF Schedule of Investments September 30, 2016 (Continued)

	Shares	Market Value
ManTech International Corporation	302,915	$11,416,866
Science Applications International Corporation	498,654	34,591,628
Total IT Services		71,405,101
Software - 43.3%
Barracuda Networks, Inc. (a)	1,054,387	26,865,781
FireEye, Inc. (a) ^	2,281,988	33,613,683
Fortinet, Inc. (a)	932,324	34,430,725
Imperva, Inc. (a)	736,791	39,573,045
Infoblox, Inc. (a) ^	1,464,197	38,610,875
Proofpoint, Inc. (a) ^	441,413	33,039,763
Qualys, Inc. (a)	942,603	35,998,009
Rapid7, Inc. (a) ^	704,400	12,432,660
SecureWorks Corp. (a) ^	341,301	4,269,676
Splunk, Inc. (a)	559,019	32,803,235
Symantec Corporation	1,361,366	34,170,287
VASCO Data Security International, Inc. (a) ^	1,305,289	22,986,139
Total Software		348,793,878
Total United States		599,030,972
TOTAL COMMON STOCKS (Cost $844,778,213)		802,761,973
SHORT-TERM INVESTMENTS - 12.2%
Mount Vernon Prime Portfolio, 0.68% (b) +	98,368,561	98,368,561
TOTAL SHORT-TERM INVESTMENTS (Cost
$98,368,561)		98,368,561
Total Investments (Cost $943,146,774) - 112.1%		901,130,534
Liabilities in Excess of Other Assets - (12.1%)		(97,336,610)
TOTAL NET ASSETS - 100.0%		$803,793,924

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) The rate quoted is the annualized seven-day yield at September 30, 2016.

+ Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $98,368,561 as of September 30, 2016.

^ All or a portion of this security is out on loan as of September 30, 2016. Total value of securities out on loan is $96,031,723. The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statement

PureFunds™ ETFs

PureFundsTM ISE Big Data ETF Schedule of Investments September 30, 2016

	Shares	Market Value
COMMON STOCKS - 99.8%
Australia - 2.8%
Internet Software & Services - 2.8%
iSentia Group Ltd.	11,789	$34,557
Canada - 2.8%
Media - 2.8%
Thomson Reuters Corporation	838	34,676
Germany - 5.7%
Software - 5.7%
SAP SE	384	34,906
Software AG	849	35,970
Total Software		70,876
Israel - 2.7%
Software - 2.7%
NICE-Systems Ltd. - ADR	507	33,939
Sweden - 2.8%
Electronic Equipment, Instruments & Components - 2.8%
Hexagon AB	798	34,845
United States - 83.0%
Diversified Financial Services - 2.5%
FactSet Research Systems, Inc. ^	193	31,285
Health Care Technology - 5.4%
Inovalon Holdings, Inc. (a) ^	2,130	31,332
Medidata Solutions, Inc. (a)	636	35,464
Total Health Care Technology		66,796
Internet Software & Services - 4.8%
Hortonworks, Inc. (a)	2,898	24,198
New Relic, Inc. (a)	941	36,059
Total Internet Software & Services		60,257
IT Services - 19.7%
Acxiom Corporation (a)	1,335	35,578
Alliance Data Systems Corporation (a) ^	163	34,968
Black Knight Financial Services, Inc. (a)	868	35,501
CoreLogic, Inc. (a)	850	33,337
International Business Machines Corporation ^	220	34,947
NeuStar, Inc. (a) ^	1,317	35,019
Teradata Corporation (a)	1,145	35,495
Total IT Services		244,845
Professional Services - 8.4%
Dun & Bradstreet Corporation ^	256	34,975
Nielsen Holdings PLC	655	35,089
Verisk Analytics, Inc. (a)	416	33,812
Total Professional Services		103,876
Software - 39.2%
ANSYS, Inc. (a)	368	34,080
Blackbaud, Inc. ^	514	34,099

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM ISE Big Data ETF Schedule of Investments September 30, 2016 (Continued)

	Shares	Market Value
Fair Isaac Corporation ^	265	$33,016
Guidewire Software, Inc. (a)	555	33,289
HubSpot, Inc. (a)	632	36,417
MicroStrategy, Inc. (a)	200	33,488
Oracle Corporation ^	851	33,427
PROS Holdings, Inc. (a)	1,705	38,551
Rubicon Project, Inc. (a)	3,115	25,792
Splunk, Inc. (a) ^	571	33,506
Tableau Software, Inc. (a)	592	32,720
TubeMogul, Inc. (a)	1,779	16,669
Varonis Systems, Inc. (a)	1,056	31,786
Verint Systems, Inc. (a)	910	34,243
Workiva, Inc. (a)	1,895	34,356
Total Software		485,439
Technology Hardware, Storage & Peripherals - 3.0%
Hewlett Packard Enterprise Co.	1,632	37,128
Total United States		1,029,626
TOTAL COMMON STOCKS (Cost $1,222,383)		1,238,519
SHORT-TERM INVESTMENTS - 25.1%
Mount Vernon Prime Portfolio, 0.68% (b) +	310,935	310,935
TOTAL SHORT-TERM INVESTMENTS (Cost $310,935)
Total Investments (Cost $1,533,318) - 124.9%		1,549,454
Liabilities in Excess of Other Assets - (24.9%)		(308,529)
TOTAL NET ASSETS - 100.0%		$1,240,925

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a)	Non-income producing security.

(b)	The rate quoted is the annualized seven-day yield at September 30, 2016.

+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $310,935 as of September 30, 2016.

^	All or a portion of this security is out on loan as of September 30, 2016. Total value of securities out on loan is $304,703.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs
PureFundsTM ISE Mobile Payments ETF

Schedule of Investments
September 30, 2016
	Shares	Market Value
COMMON STOCKS - 99.5%
Cyprus - 1.4%
IT Services - 1.4%
QIWI PLC - ADR ^	8,169	$119,594.00
France - 3.1%
Electronic Equipment, Instruments & Components - 3.1%
Ingenico Group SA	3,108	271,526
Germany - 3.1%
IT Services - 3.1%
Wirecard AG	5,166	268,401
Hong Kong - 1.8%
Electronic Equipment, Instruments & Components - 1.8%
PAX Global Technologies Ltd.	213,000	156,529
Puerto Rico - 1.6%
IT Services - 1.6%
EVERTEC, Inc.	8,442	141,657
United Kingdom - 4.6%
Commercial Services & Supplies - 1.2%
PayPoint PLC	8,029	107,397
IT Services - 3.4%
Worldpay Group PLC	76,965	295,482
Total United Kingdom		402,879
United States - 84.0%
Consumer Finance - 11.6%
American Express Co.	7,105	455,004
Discover Financial Services	7,091	400,996
Green Dot Corporation (a)	6,678	153,995
Total Consumer Finance		1,009,995
Electronic Equipment, Instruments & Components - 1.8%
VeriFone Systems, Inc. (a)	10,143	159,651
Internet Software & Services - 2.3%
Q2 Holdings, Inc. (a)	7,126	204,231
IT Services - 62.2%
Blackhawk Network Holdings, Inc. (a)	5,782	174,443
Euronet Worldwide, Inc. (a)	2,961	242,299
Fidelity National Information Services, Inc.	5,180	399,015
First Data Corporation (a)	26,992	355,215
Fiserv, Inc. (a)	4,305	428,218
FleetCor Technologies, Inc. (a)	2,394	415,910
Global Payments, Inc.	4,186	321,317
MasterCard, Inc.	4,872	495,823
MoneyGram International, Inc. (a)	8,960	63,616
Net 1 UEPS Technologies, Inc. (a)	7,917	67,770
PayPal Holdings, Inc. (a)	11,774	482,381

The accompanying notes are an integral part of these financial statements

PureFunds™ ETFs

PureFundsTM ISE Mobile Payments ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
Square, Inc. (a)	21,910	$255,471
Total System Services, Inc.	6,601	311,237
Vantiv, Inc. (a)	6,699	376,953
Visa, Inc. ^	6,069	501,906
Western Union Co.	16,359	340,594
WEX, Inc. (a)	1,820	196,724
Total IT Services		5,428,892
Software - 2.4%
ACI Worldwide, Inc. (a) ^	10,885	210,951
Technology Hardware, Storage & Peripherals - 3.7%
CPI Card Group, Inc. ^	16,709	100,922
NCR Corporation (a)	6,769	217,894
Total Technology Hardware, Storage & Peripherals		318,816
Total United States		7,332,536
TOTAL COMMON STOCKS (Cost $8,508,454)		8,693,122
SHORT-TERM INVESTMENTS - 6.9%
Mount Vernon Prime Portfolio, 0.68% (b) +	605,950	605,950
TOTAL SHORT-TERM INVESTMENTS (Cost $605,950)		605,950
Total Investments (Cost $9,114,404) - 106.5%		9,299,072
Liabilities in Excess of Other Assets - (6.5)%		(564,642)
TOTAL NET ASSETS - 100.0%		$8,734,430

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a) Non-income producing security.

(b) The rate quoted is the annualized seven-day yield at September 30, 2016.

+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $605,950 as of September 30, 2016.

^	All or a portion of this security is out on loan as of September 30, 2016. Total value of securities out on loan is $593,694.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements

PureFunds™ ETFs

PureFundsTM Drone Economy Strategy ETF

Schedule of Investments
September 30, 2016

	Shares	Market Value
COMMON STOCKS - 99.8%
Cayman Islands - 5.7%
Semiconductors & Semiconductor Equipment - 5.7%
Ambarella, Inc. (a)	5,170	$380,563
France - 11.7%
Aerospace & Defense - 4.4%
Dassault Aviation SA	120	133,124
Thales SA	1,760	162,103
Total Aerospace & Defense		295,227
Communications Equipment - 7.3%
Parrot SA (a)	45,561	489,804
Total France		785,031
Germany - 1.6%
Industrial Conglomerates - 1.6%
Rheinmetall AG	1,540	107,189
Israel - 1.4%
Aerospace & Defense - 1.4%
Elbit Systems Ltd.	1,001	95,654
Italy - 2.4%
Aerospace & Defense - 2.4%
Leonardo-finmeccanica Spa (a)	14,105	159,875
Japan - 13.2%
Automobiles - 2.9%
Fuji Heavy Industries Ltd.	2,500	92,574
Yamaha Motor Co. Ltd.	5,000	99,601
Total Automobiles		192,175
Electrical Equipment - 1.9%
Mitsubishi Electric Corporation	10,000	126,473
Electronic Equipment, Instruments & Components - 1.7%
Hitachi Ltd.	25,000	115,527
Household Durables - 1.9%
Sony Corporation - ADR (a)	3,860	128,191
Machinery - 3.1%
Kawasaki Heavy Industries Ltd.	35,000	106,997
Mitsubishi Heavy Industries Ltd.	25,000	103,323
Total Machinery		210,320
Technology Hardware, Storage & Peripherals - 1.7%
NEC Corporation	45,000	114,935
Total Japan		887,621
Netherlands - 1.8%
Aerospace & Defense - 1.8%
Airbus Group Se	1,975	119,451
Republic of Korea - 2.2%
Aerospace & Defense - 2.2%
Korea Aerospace Industries Ltd	2,080	144,100

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM Drone Economy Strategy ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
Spain - 1.6%
IT Services - 1.6%
Indra Sistemas SA (a)	8,015	$107,459
Sweden – 3.1%
Aerospace & Defense – 1.5%
Saab Ab	2,780	98,966
Electronic Equipment, Instruments & Components – 1.6%
Hexagon AB	2,375	103,706
Total Sweden		202,672
Turkey – 3.0%
Aerospace & Defense – 1.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	28,860	90,494
Household Durables – 1.6%
Vestel Elektronik Sanayi ve Ticaret AS (a)	47,115	104,089
Total Turkey		194,583
United Kingdom – 4.6%
Aerospace & Defense – 4.6%
BAE Systems PLC	21,590	146,635
Cobham PLC	37,456	81,416
QinetiQ Group PLC	26,845	82,394
Total Aerospace & Defense		310,445
United States – 47.5%
Aerospace & Defense – 33.5%
Aerovironment, Inc. (a)	23,031	562,187
Boeing Co.	2,255	297,074
General Dynamics Corporation	836	129,714
Honeywell International, Inc.	1,215	141,657
Kratos Defense & Security Solutions, Inc. (a)	33,515	230,918
L-3 Communications Holdings, Inc.	980	147,715
Lockheed Martin Corporation	486	116,504
Northrop Grumman Corporation	541	115,747
Orbital ATK, Inc.	1,095	83,472
Raytheon Co.	865	117,752
Rockwell Collins, Inc.	1,100	92,774
Textron, Inc.	2,280	90,630
United Technologies Corporation	1,150	116,840
Total Aerospace & Defense		2,242,984
Electronic Equipment, Instruments & Components – 6.0%
FLIR Systems, Inc.	2,380	74,780
InvenSense, Inc. (a)	16,045	119,054
Jabil Circuit, Inc.	5,995	130,811
Trimble Navigation Ltd. (a)	2,650	75,684
Total Electronic Equipment, Instruments & Components		400,329
Household Durables – 6.5%
GoPro, Inc. (a)	25,901	432,029
Semiconductors & Semiconductor Equipment – 1.5%
IXYS Corporation	8,595	103,570
Total United States		3,178,912

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM Drone Economy Strategy ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
TOTAL COMMON STOCKS (Cost $6,376,503)		$6,673,555
Total Investments (Cost $6,376,503) - 99.8%		6,673,555
Other Assets in Excess of Liabilities - 0.2%		12,922
TOTAL NET ASSETS - 100.0%		$6,686,477

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

ADR  American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM Video Game Tech ETF

Schedule of Investments
September 30, 2016

	Shares	Market Value
COMMON STOCKS - 99.7%
Cayman Islands - 10.4%
Internet Software & Services - 3.0%
NetEase, Inc. - ADR	405	$97,516
SINA Corporation (a)	1,249	92,214
Weibo Corporation - ADR (a)	126	6,323
Total Internet Software & Services		196,053
Software - 7.4%
Changyou.com Ltd. - ADR (a)	13,097	356,894
KongZhong Corporation - ADR (a)	19,068	128,518
Total Software		485,412
Total Cayman Islands		681,465
France - 4.3%
Software - 4.3%
UBISOFT Entertainment (a)	7,480	282,331
Hong Kong - 1.2%
Internet Software & Services - 1.2%
Tencent Hldgs Ltd	2,800	76,891
Japan - 35.5%
Household Durables - 1.6%
Sony Corporation - ADR (a)	3,081	102,320
Internet Software & Services - 5.6%
DeNa Co. Ltd.	3,000	108,131
Gree, Inc.	47,300	263,542
Total Internet Software & Services		371,673
Leisure Products - 2.2%
Bandai Namco Holdings, Inc.	2,600	78,843
Sega Sammy Holdings, Inc.	5,200	73,587
Total Leisure Products		152,430
Software - 26.1%
Capcom Co. Ltd.	11,200	273,359
GungHo Online Entertainment, Inc.	22,900	55,779
Koei Tecmo Holdings Co. Ltd.	3,500	68,685
Konami Holdings Co.	7,300	280,395
Nexon Co Ltd	17,700	274,912
Nintendo Co. Ltd.	1,800	472,256
Square Enix Holdings Co. Ltd.	8,700	297,707
Total Software		1,723,093
Total Japan		2,349,516
Republic of Korea - 5.6%
Software - 5.6%
NCSoft Corporation	1,388	372,411
Switzerland - 2.0%
Technology Hardware, Storage & Peripherals - 2.0%
Logitech International SA	5,620	126,225

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM Video Game Tech ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
United States - 40.7%
Leisure Products - 3.0%
Hasbro, Inc.	761	$60,370
JAKKS Pacific, Inc. (a)	8,332	71,988
Mattel, Inc.	2,105	63,739
Total Leisure Products		196,097
Semiconductors & Semiconductor Equipment - 5.6%
Advanced Micro Devices, Inc. (a)	19,941	137,792
Intel Corporation	2,692	101,623
NVIDIA Corporation	1,869	128,064
Total Semiconductors & Semiconductor Equipment		367,479
Software - 25.0%
Activision Blizzard, Inc.	7,364	326,225
Electronic Arts, Inc. (a)	3,696	315,638
Glu Mobile, Inc. (a)	122,713	274,877
Microsoft Corporation	1,680	96,768
Take-Two Interactive Software, Inc. (a)	7,124	321,150
Zynga, Inc. (a)	104,684	304,630
Total Software		1,639,288
Specialty Retail - 4.4%
Gamestop Corporation	10,477	289,060
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	877	99,145
Immersion Corporation (a)	9,957	81,248
Total Technology Hardware, Storage & Peripherals		180,393
Total United States		2,672,317
TOTAL COMMON STOCKS (Cost $5,614,951)		6,561,156
Total Investments (Cost $5,614,951) - 99.7%		6,561,156
Other Assets in Excess of Liabilities - 0.3%		19,757
TOTAL NET ASSETS - 100.0%		$6,580,913

Percentages are stated as a percent of net assets.

ADR American Depositary Receipt

(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM Solactive FinTech ETF

Schedule of Investments
September 30, 2016

	Shares	Market Value
COMMON STOCKS - 99.8%
Australia - 3.2%
IT Services - 3.2%
IRESS Ltd.	8,996	$81,244
Bermuda - 3.2%
Professional Services - 3.2%
IHS Markit Ltd. (a)	2,116	79,456
Canada - 3.0%
IT Services - 3.0%
DH Corporation (a)	3,534	76,393
Denmark - 3.4%
Software - 3.4%
SimCorp AS	1,482	86,086
Germany - 3.1%
IT Services - 3.1%
GFT Technologies SE	3,796	78,121
Jersey - 3.1%
Professional Services - 3.1%
Experian PLC	3,874	77,528
New Zealand - 3.0%
Software - 3.0%
Xero Ltd. (a)	5,338	75,211
Singapore - 3.0%
Software - 3.0%
Silverlake Axis Ltd.	155,000	75,017
Switzerland - 3.2%
Software - 3.2%
Temenos Group AG	1,256	79,122
United Kingdom - 2.9%
Software - 2.9%
Fidessa Group PLC	2,330	72,571
United States - 68.7%
Consumer Finance - 3.0%
LendingClub Corporation (a)	12,056	74,506
Diversified Financial Services - 3.0%
On Deck Capital, Inc. (a)	13,162	75,023
Internet Software & Services - 12.5%
CoStar Group, Inc. (a)	368	79,683
Envestnet, Inc. (a)	2,098	76,472
Q2 Holdings, Inc. (a)	2,744	78,643
Zillow Group, Inc. (a)	2,298	79,626
Total Internet Software & Services		314,424

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM Solactive FinTech ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
IT Services - 21.8%
Black Knight Financial Services, Inc. (a)	1,952	$79,837
Broadridge Financial Solutions, Inc.	1,128	76,467
CoreLogic, Inc. (a)	1,988	77,969
DST Systems, Inc.	652	76,884
PayPal Holdings, Inc. (a)	1,904	78,007
Square, Inc. (a)	6,818	79,498
Syntel, Inc. (a)	1,842	77,198
Total IT Services		545,860
Professional Services - 6.2%
Equifax, Inc.	586	78,864
Verisk Analytics, Inc. (a)	960	78,029
Total Professional Services		156,893
Software - 22.2%
Bottomline Technologies, Inc. (a)	3,324	77,482
Ellie Mae, Inc. (a)	820	86,347
Fair Isaac Corporation	600	74,754
Guidewire Software, Inc. (a)	1,296	77,734
Intuit, Inc.	712	78,327
Pegasystems, Inc.	2,770	81,687
SS&C Technologies Holdings, Inc.	2,472	79,475
Total Software		555,806
Total United States		1,722,512
TOTAL COMMON STOCKS (Cost $2,497,032)		2,503,261
Total Investments (Cost $2,497,032) - 99.8%		2,503,261
Other Assets in Excess of Liabilities - 0.2%		5,494
TOTAL NET ASSETS - 100.0%		$2,508,755

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM ETFx HealthTech ETF

Schedule of Investments
September 30, 2016

	Shares	Market Value
COMMON STOCKS - 98.5%
Australia - 1.4%
Health Care Equipment & Supplies - 1.4%
Cochlear Ltd.	326	$35,178
Denmark - 2.8%
Health Care Equipment & Supplies - 2.8%
GN Store Nord AS	1,610	34,639
William Demant Holding AS (a)	1,716	35,030
Total Health Care Equipment & Supplies		69,669
France - 3.3%
Health Care Equipment & Supplies - 1.4%
Essilor International SA	272	35,077
Life Sciences Tools & Services - 1.9%
Eurofins Scientific SE	104	47,240
Total France		82,317
Germany - 4.1%
Health Care Equipment & Supplies - 2.0%
Carl Zeiss Meditec AG	1,300	49,696
Health Care Technology - 2.1%
CompuGroup Medical SE	1,148	52,919
Total Germany		102,615
Hong Kong - 1.9%
Health Care Technology - 1.9%
Alibaba Health Information Technology Ltd. (a)	88,000	49,239
Ireland - 1.4%
Health Care Equipment & Supplies - 1.4%
Medtronic PLC	402	34,733
Japan - 10.9%
Electronic Equipment, Instruments & Components - 1.3%
Hoya Corportation	800	31,856
Health Care Equipment & Supplies - 7.7%
Asahi Intecc Co Ltd.	800	36,330
CYBERDYNE, Inc.	3,000	46,595
Nihon Kohden Corporation	1,400	33,687
Sysmex Corporation	600	44,022
Terumo Corporation	1,000	38,114
Total Health Care Equipment & Supplies		198,748
Health Care Technology - 1.9%
M3, Inc.	1,400	47,493
Total Japan		278,097
Netherlands - 2.7%
Health Care Equipment & Supplies - 1.3%
Wright Medical Group NV (a)	1,400	34,342

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM ETFx HealthTech ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
Industrial Conglomerates - 1.4%
Koninklijke Philips NV	1,210	$35,857
Total Netherlands		70,199
New Zealand - 2.0%
Health Care Equipment & Supplies - 2.0%
Fisher & Paykel Healthcare Corporation Ltd.	6,900	50,293
Spain - 1.9%
Biotechnology - 1.9%
Grifols SA	2,278	49,082
Sweden - 3.3%
Health Care Equipment & Supplies - 3.3%
Elekta AB	5,062	49,004
Getinge AB	1,856	35,979
Total Health Care Equipment & Supplies		84,983
Switzerland - 2.8%
Health Care Equipment & Supplies - 2.8%
Sonova Holding AG	254	35,950
Straumann Holding AG	92	35,962
Total Health Care Equipment & Supplies		71,912
United Kingdom - 6.0%
Health Care Equipment & Supplies - 4.1%
LivaNova PLC (a)	570	34,263
Smith & Nephew PLC	2,192	35,344
STERIS PLC	480	35,088
Total Health Care Equipment & Supplies		104,695
Life Sciences Tools & Services - 1.9%
ICON PLC (a)	618	47,815
Total United Kingdom		152,510
United States - 54.0%
Health Care Equipment & Supplies - 30.6%
ABIOMED, Inc. (a)	368	47,317
Align Technology, Inc. (a)	374	35,063
Becton Dickinson and Co.	274	49,246
CONMED Corporation	874	35,012
CR Bard, Inc.	214	47,996
DENTSPLY SIRONA, Inc.	870	51,704
Edwards Lifesciences Corporation (a)	292	35,204
Hologic, Inc. (a)	908	35,258
ICU Medical, Inc. (a)	374	47,266
Intuitive Surgical, Inc. (a)	48	34,792
Masimo Corporation (a)	592	35,218
Merit Medical Systems, Inc. (a)	2,082	50,572
NuVasive, Inc. (a)	710	47,329
Orthofix International NV (a)	826	35,328
ResMed, Inc. (a)	542	35,116
St. Jude Medical, Inc. (a)	440	35,094

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

PureFundsTM ETFx HealthTech ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
Stryker Corporation	408	$47,495
Varian Medical Systems, Inc. (a)	354	35,234
Zimmer Biomet Holdings, Inc. (a)	272	35,365
Total Health Care Equipment & Supplies		775,609
Health Care Providers & Services - 2.0%
Teladoc, Inc. (a)	2,818	51,598
Health Care Technology - 12.0%
Allscripts Healthcare Solutions, Inc. (a)	3,948	51,995
Cerner Corporation (a)	830	51,253
Computer Programs & Systems, Inc.	1,906	49,670
NantHealth, Inc. (a)	3,924	51,601
Omnicell, Inc. (a)	1,328	50,862
Quality Systems, Inc.	4,588	51,936
Total Health Care Technology		307,317
Life Sciences Tools & Services - 9.4%
Cambrex Corporation (a)	1,064	47,305
Charles River Laboratories International, Inc. (a)	572	47,670
Luminex Corporation (a)	2,156	48,984
Mettler-Toledo International, Inc. (a)	120	50,380
Waters Corporation (a)	298	47,230
Total Life Sciences Tools & Services		241,569
Total United States		1,376,093
PREFERRED STOCKS - 1.4%
Germany - 1.4%
Health Care Equipment & Supplies - 1.4%
Sartorius AG	428	35,617
TOTAL COMMON STOCKS (Cost $2,503,621)		2,542,537
Total Investments (Cost $2,503,621) - 99.9%		2,542,537
Other Assets in Excess of Liabilities - 0.1%		3,488
TOTAL NET ASSETS - 100.0%		$2,546,025

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

STATEMENTS OF ASSETS AND LIABILITIES
As of September 30, 2016

	PureFundsTM ISE Junior Silver (Small Cap Miners/ Explorers) ETF	PureFundsTM ISE Cyber Security ETF	PureFundsTM ISE Big Data ETF
ASSETS
Investments in securities, at fair value*	$75,096,333	$901,130,534	$1,549,454
Cash	814,667	1,314,953	4,882
Foreign currency	612	—	—
Dividends and interest receivable	—	169,033	105
Securities lending income receivable	—	44,697	237
Receivable for investments sold	1,975,728	4,139,083	34,807
Total Assets	77,887,340	906,798,300	1,589,485

LIABILITIES
Collateral received for securities loaned (Note 7)	$—	$98,368,561	$310,935
Payable for investments purchased	—	—	36,695
Payable for fund shares redeemed	774,075	4,150,815	—
Management fees payable	48,231	485,000	930
Total Liabilities	822,306	103,004,376	348,560
Net Assets	$77,065,034	$803,793,924	$1,240,925

NET ASSETS CONSIST OF:
Paid-in Capital	$80,365,297	$958,962,489	$1,295,679
Undistributed net investment income (accumulated loss)	(120,937)	3,186,993	(1,074)
Accumulated net realized gain (loss) on investments	(4,978,114)	(116,348,582)	(69,816)
Net unrealized appreciation (depreciation) on:
Investments in securities	1,801,795	(42,016,240)	16,136
Foreign currency and translation of other assets and liabilities in foreign currency	(3,007)	9,264	—
Net Assets	$77,065,034	$803,793,924	$1,240,925

*Identified Cost:

Investments in unaffiliated securities	$73,294,538	$943,146,774	$1,533,318

Foreign currency	608	—	—

Shares Outstanding^	4,950,000	28,800,000	50,000

Net Asset Value, Offering and Redemption Price per Share	$15.57	$27.91	$24.82

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
As of September 30, 2016

PureFundsTM ISE Mobile Payments ETF	PureFundsTM Drone Economy Strategy ETF	PureFundsTM Video Game Tech ETF	PureFundsTM Solactive FinTech ETF	PureFundsTM ETFx HealthTech ETF

$9,299,072	$6,673,555	$6,561,156	$2,503,261	$2,542,537
40,054	10,012	19,133	5,892	4,980
911	—	—	547	91
3,015	6,741	4,564	542	1,130
2,889	—	—	—	—
—	—	—	—	310,235
9,345,941	6,690,308	6,584,853	2,510,242	2,858,973

$605,950	$—	$—	$—	$—
—	—	—	—	311,399
—	—	—	—	—
5,561	3,831	3,940	1,487	1,549
611,511	3,831	3,940	1,487	312,948
$8,734,430	$6,686,477	$6,580,913	$2,508,755	$2,546,025

$8,691,865	$6,364,770	$5,531,370	$2,500,000	$2,500,000
9,406	7,309	6,872	—	593
(151,492)	17,410	96,515	2,525	6,857

184,668	297,052	946,205	6,229	38,916

(17)	(634)	(49)	1	(341)
$8,734,430	$6,686,477	$6,580,913	$2,508,755	$2,546,025

$9,114,404	$6,376,503	$5,614,951	$2,497,032	$2,503,621

905	—	—	546	91

350,000	250,000	200,000	100,000	100,000

$24.96	$26.75	$32.90	$25.09	$25.46

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

STATEMENTS OF OPERATIONS
For the year ended September 30, 2016

	PureFundsTM ISE Junior Silver (Small Cap Miners/ Explorers) ETF	PureFundsTM ISE Cyber Security ETF	PureFundsTM ISE Big Data ETF
INVESTMENT INCOME
Income:
Dividend income (net of foreign withholdings tax of $8,967, $240,483, $460, $869,
$2,197, $2,479, $171, $109)	$72,015	$15,314,905	$7,683
Securities Lending Income	—	878,891	1,935
Total Investment Income	72,015	16,193,796	9,618
Expenses:
Management fees	206,882	6,187,479	11,154
Total Expenses	206,882	6,187,479	11,154
Net Investment Income (Loss)	(134,867)	10,006,317	(1,536)
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(1,951,832)	(100,020,240)	(50,376)
In-Kind redemptions	9,071,048	(23,134,987)	(153,538)
Foreign currency	(3,377)	(168,890)	(1,074)
Net realized gain (loss) on investments and In-Kind redemptions	7,115,839	(123,324,117)	(204,988)
Net Change in Unrealized Appreciation of:
Investments	4,716,349	170,461,874	268,077
Foreign currency and foreign currency translation	(3,002)	11,940	—
Net change in Unrealized Appreciation of Investments	4,713,347	170,473,814	268,077
Net Realized and Unrealized Gain on Investments	11,829,186	47,149,697	63,089
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,694,319	$57,156,014	$61,553

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

STATEMENTS OF OPERATIONS (Continued)
For the year ended September 30, 2016

PureFundsTM ISE Mobile Payments ETF	PureFundsTM Drone Economy Strategy ETF[1]	PureFundsTM Video Game Tech ETF[1]	PureFundsTM Solactive FinTech ETF[2]	PureFundsTM ETFx HealthTech ETF[2]
$71,111	$30,631	$24,456	$2,072	$2,132
38,231	—	—	—	—
109,342	30,631	24,456	2,072	2,132

59,330	16,112	15,380	1,487	1,549
59,330	16,112	15,380	1,487	1,549
50,012	14,519	9,076	585	583

(174,597)	14,147	96,515	1,940	6,867
188,732	—	—	—	—
(606)	—	(2,397)	—	—
13,529	14,147	94,188	1,940	6,867

385,054	297,052	946,205	6,229	38,916
(17)	(64)	(49)	1	(341)
385,037	296,988	946,156	6,230	38,575
398,566	311,135	1,040,274	8,170	45,442
$448,578	$325,654	$1,049,350	$8,755	$46,025

[1]	Fund commenced operations on March 8, 2016. The information presented is for the period from March 8, 2016 to September 30, 2016.
[2]	Fund commenced operations on August 31, 2016. The information presented is for the period from August 31, 2016 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended September 30, 2016	Year ended September 30, 2015
OPERATIONS
Net investment loss	$(134,867)	$(19,154)
Net realized gain (loss) on investments and In-Kind Redemptions	7,115,839	(2,287,841)
Net change in unrealized appreciation (depreciation) of investments	4,713,347	(853,399)
Net increase (decrease) in net assets resulting from operations	11,694,319	(3,160,394)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(87,131)	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares (a)	62,026,105	(405,000)
Net increase (decrease) in net assets	$73,633,293	$(3,565,394)
NET ASSETS
Beginning of Period	3,431,741	6,997,135
End of Period	$77,065,034	$3,431,741
Accumulated net investment loss	$(120,937)	$(16,838)

(a) Summary of share transactions is as follows:

	Year Ended September 30, 2016		Year Ended September 30, 2015
	Shares	Amount	Shares	Amount
Shares Sold	5,400,000	$79,061,830	—	$—
Shares Redeemed	(1,100,000)	(17,035,725)	(50,000)	(405,000)
	4,300,000	$62,026,105	(50,000)	$(405,000)
Beginning Shares	650,000		700,000
Ending Shares	4,950,000		650,000

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Cyber Security ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended September 30, 2016	Period ended September 30, 2015*
OPERATIONS
Net investment income (loss)	$10,006,317	$(1,115,975)
Net realized gain (loss) on investments and In-Kind Redemptions	(123,324,117)	4,593,655
Net change in unrealized appreciation (depreciation) of investments	170,473,814	(212,480,790)
Net increase (decrease) in net assets resulting from operations	57,156,014	(209,003,110)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,498,499)	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares (a)	(306,990,660)	1,268,128,154
Transaction fees (See Note 1)	2,025	—
Net increase (decrease) in net assets from capital share transactions	(306,988,635	—
Total increase (decrease) in net assets	$(255,331,120)	$1,059,125,044
NET ASSETS
Beginning of Period	1,059,125,044	—
End of Period	803,793,924	$1,059,125,044
Undistributed net investment income (accumulated loss)	$3,186,993	$(1,193,419)

(a) Summary of share transactions is as follows:

	Year Ended September 30, 2016		Period Ended September 30, 2015*
	Shares	Amount	Shares	Amount
Shares Sold	2,200,000	$57,823,125	49,000,000	$1,473,110,885
Transaction Fees	—	2,025	—	48,459
Shares Redeemed	(15,300,000)	(364,813,785)	(7,100,000)	(205,031,190)
	(13,100,000)	$(306,988,635)	41,900,000	$1,268,128,154
Beginning Shares	41,900,000		—
Ending Shares	28,800,000		41,900,000

*Fund commenced operations on November 11, 2014. The information presented is for the period from November 11, 2014 to September 30, 2015.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Big Data ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended September 30, 2016	Period ended September 30, 2015*
OPERATIONS
Net investment loss	$(1,536)	$(392)
Net realized loss on investments and In-Kind Redemptions	(204,988)	(19,980)
Net change in unrealized appreciation (depreciation) of investments	268,077	(251,941)
Net increase (decrease) in net assets resulting from operations	61,553	(272,313)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived	(1,048,315)	2,500,000
from net change in outstanding shares (a)
Net increase (decrease) in net assets	$(986,762)	$2,227,687
NET ASSETS
Beginning of Period	2,227,687	—
End of Period	$1,240,925	$2,227,687
Accumulated net investment loss	$(1,074)	$—

(a) Summary of share transactions is as follows:

	Year Ended September 30, 2016		Period Ended September 30, 2015*
	Shares	Amount	Shares	Amount
Shares Sold	—	$—	100,000	$2,500,000
Transaction Fees	—	—	—	—
Shares Redeemed	(50,000)	(1,048,315)	—	—
	(50,000)	$(1,048,315)	100,000	$2,500,000
Beginning Shares	100,000		—
Ending Shares	50,000		100,000

*Fund commenced operations on July 15, 2015. The information presented is for the period from July 15, 2015 to September 30, 2015.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Mobile Payments ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended September 30, 2016	Period ended September 30, 2015*
OPERATIONS
Net investment income (loss)	$50,012	$(1,899)
Net realized gain (loss) on investments and In-Kind Redemptions	13,529	(23,598)
Net change in unrealized appreciation (depreciation) of investments	385,037	(200,386)
Net increase in net assets resulting from operations	448,578	(225,883)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(40,000)	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived
from net change in outstanding shares (a)	3,618,915	4,932,820
Net increase in net assets	$4,027,493	$4,706,937
NET ASSETS
Beginning of Period	4,706,937	—
End of Period	$8,734,430	$4,706,937
Undistributed net investment income	$9,406	$—

(a) Summary of share transactions is as follows:

	Year Ended September 30, 2016		Period Ended September 30, 2015*
	Shares	Amount	Shares	Amount
Shares Sold	200,000	$4,842,235	200,000	$4,932,820
Transaction Fees	—	—	—	—
Shares Redeemed	(50,000)	(1,223,320)	—	—
	150,000	$3,618,915	200,000	$4,932,820
Beginning Shares	200,000		—
Ending Shares	350,000		200,000

*Fund commenced operations on July 15, 2015. The information presented is for the period from July 15, 2015 to September 30, 2015.

The accompanying notes are an integral part of these financial statements.

PureFunds™ Drone Economy Strategy ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended September 30, 2016*
OPERATIONS
Net investment income	$14,519
Net realized gain on investments and In-Kind Redemptions	14,147
Net change in unrealized appreciation of investments	296,988
Net increase in net assets resulting from operations	325,654
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(4,000)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	6,364,770
Transaction Fees (Note 1)	53
Net increase in net assets	$6,686,477
NET ASSETS
Beginning of Period	—
End of Period	$6,686,477
Undistributed net investment income	$7,309

(a) Summary of share transactions is as follows:
	Period Ended September 30, 2016*
	Shares	Amount
Shares Sold	250,000	$6,364,770
Transaction Fees	—	53
Shares Redeemed	—	—
	250,000	$6,364,823
Beginning Shares	—
Ending Shares	250,000

*Fund commenced operations on March 8, 2016. The information presented is for the period from March 8, 2016 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.

PureFunds™ Video Game Tech ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended September 30, 2016*
OPERATIONS
Net investment income	$9,076
Net realized gain on investments and In-Kind Redemptions	94,118
Net change in unrealized appreciation of investments	946,156
Net increase in net assets resulting from operations	1,049,350
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	5,531,370
Transaction Fees (Note 1)	193
Net increase in net assets	$6,580,913
NET ASSETS
Beginning of Period	—
End of Period	$6,580,913
Undistributed net investment income	$6,872

(a) Summary of share transactions is as follows:
	Period Ended September 30, 2016*
	Shares	Amount
Shares Sold	200,000	$5,531,370
Transaction Fees	—	193
Shares Redeemed	—	—
	200,000	$5,531,563
Beginning Shares	—
Ending Shares	200,000

*Fund commenced operations on March 8, 2016. The information presented is for the period from March 8, 2016 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.

PureFunds™ Solactive FinTech ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended September 30, 2016*
OPERATIONS
Net investment income	$585
Net realized gain on investments and In-Kind Redemptions	1,940
Net change in unrealized appreciation of investments	6,230
Net increase in net assets resulting from operations	8,755
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	2,500,000
Net increase in net assets	$2,508,755
NET ASSETS
Beginning of Period	—
End of Period	$2,508,755
Undistributed net investment income	$—

(a) Summary of share transactions is as follows:

	Period Ended September 30, 2016*
	Shares	Amount
Shares Sold	100,000	$2,500,000
Transaction Fees	—	—
Shares Redeemed	—	—
	100,000	$2,500,000
Beginning Shares	—
Ending Shares	100,000

*Fund commenced operations on August 31, 2016. The information presented is for the period from August 31, 2016 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFx HealthTech ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended September 30, 2016*
OPERATIONS
Net investment income	$583
Net realized gain on investments and In-Kind Redemptions	6,867
Net change in unrealized appreciation of investments	38,575
Net increase in net assets resulting from operations	46,025
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	2,500,000
Net increase in net assets	$2,546,025
NET ASSETS
Beginning of Period	—
End of Period	$2,546,025
Undistributed net investment income	$593

(a) Summary of share transactions is as follows:

	Period Ended September 30, 2016*
	Shares	Amount
Shares Sold	100,000	$2,500,000
Transaction Fees	—	—
Shares Redeemed	—	—
	100,000	$2,500,000
Beginning Shares	—
Ending Shares	100,000

*Fund commenced operations on August 31, 2016. The information presented is for the period from August 31, 2016 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013[1]
Net Asset Value, Beginning of Period	$5.28	$10.00	$11.71	$20.00
Income (Loss) from Investment Operations:
Net investment loss [2]	(0.06)	(0.03)	(0.06)	(0.02)
Net realized and unrealized gain (loss) on investments	10.47	(4.69)	(1.64)	(8.27)
Total from investment operations	10.41	(4.72)	(1.70)	(8.29)
Less Distributions:
Distributions from net investment income	(0.12)	—	(0.01)	—
Total distributions	(0.12)	—	(0.01)	—
Net asset value, end of period	$15.57	$5.28	$10.00	$11.71

Total Return	201.99%	-47.20%	-14.52%	-41.45%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$77,065	$3,432	$6,997	$1,757

Expenses to Average Net Assets	0.69%	0.69%	0.69%	0.69%[4]
Net Investment Income (Loss) to Average Net Assets	-0.45%	-0.39%	-0.52%	-0.21%[4]
Portfolio Turnover Rate	33%	55%	44%	69%[3]

1Commencement of operations on November 29, 2012.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Cyber Security ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Year Ended September 30, 2016	Period Ended September 30, 2015[1]
Net Asset Value, Beginning of Period	$25.28	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.30	(0.05)
Net realized and unrealized gain (loss) on investments	2.52	0.33
Total from investment operations	2.82	0.28
Less Distributions:
Distributions from net investment income	(0.19)	—
Total distributions	(0.19)	—
Net asset value, end of period	$27.91	$25.28

Total Return	11.23%	1.11%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$803,794	$1,059,125

Expenses to Average Net Assets	0.75%	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	1.21%	-0.19%[4]
Portfolio Turnover Rate	34%	31%[3]

1Commencement of operations on November 11, 2014.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Big Data ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Year Ended September 30, 2016	Period Ended September 30, 2015[1]
Net Asset Value, Beginning of Period	$22.28	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	(0.02)	— [5]
Net realized and unrealized gain (loss) on investments	2.56	(2.72)
Total from investment operations	2.54	(2.72)
Less Distributions:
Distributions from net investment income	—	—
Total distributions	—	—
Net asset value, end of period	$24.82	$22.28

Total Return	11.41%	-10.89%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$1,241	$2,228

Expenses to Average Net Assets	0.75%	0.75%[4]
Net Investment Loss to Average Net Assets	-0.10%	-0.08%[4]
Portfolio Turnover Rate	50%	25%[3]

1Commencement of operations on July 15, 2015.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.
5Amount is less than $0.005 per share

The accompanying notes are an integral part of these financial statements.

PureFundsTM ISE Mobile Payments ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Year Ended September 30, 2016	Period Ended September 30, 2015[1]
Net Asset Value, Beginning of Period	$23.53	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.15	(0.01)
Net realized and unrealized gain (loss) on investments	1.39	(1.46)
Total from investment operations	1.54	(1.47)
Less Distributions:
Distributions from net investment income	(0.11)	—
Total distributions	(0.11)	—
Net asset value, end of period	$24.96	$23.53

Total Return	6.51%	-5.86%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$8,734	$4,707

Expenses to Average Net Assets	0.75%	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	0.63%	-0.23%[4]
Portfolio Turnover Rate	32%	8%[3]

1Commencement of operations on July 15, 2015.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM Drone Economy Strategy ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended September 30, 2016[1]

Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net investment income [2]	0.11
Net realized and unrealized gain on investments	1.68
Total from investment operations	1.79
Less Distributions:
Distributions from net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$26.75
Total Return	7.15%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$6,686

Expenses to Average Net Assets	0.75%[4]
Net Investment Income to Average Net Assets	0.68%[4]
Portfolio Turnover Rate	13%[3]

1Commencement of operations on March 8, 2016.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM Video Game Tech ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended September 30, 2016[1]
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net investment income [2]	0.08
Net realized and unrealized gain on investments	7.82
Total from investment operations	7.90
Less Distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$32.90

Total Return	31.62%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$6,581

Expenses to Average Net Assets	0.74%[4]
Net Investment Income to Average Net Assets	0.44%[4]
Portfolio Turnover Rate	10%[3]

1Commencement of operations on March 8, 2016.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM Solactive FinTech ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended September 30, 2016[1]
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net investment income [2]	0.01
Net realized and unrealized gain on investments	0.08
Total from investment operations	0.09
Less Distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$25.09

Total Return	0.36%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$2,509

Expenses to Average Net Assets	0.70%[4]
Net Investment Income to Average Net Assets	0.27%[4]
Portfolio Turnover Rate	6%[3]

1Commencement of operations on August 31, 2016.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFx HealthTech ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended September 30, 2016[1]
Net Asset Value, Beginning of Period	$25.00
Income from Investment Operations:
Net investment income [2]	0.01
Net realized and unrealized gain on investments	0.45
Total from investment operations	0.46
Less Distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$25.46

Total Return	1.86%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$2,546

Expenses to Average Net Assets	0.75%[4]
Net Investment Income to Average Net Assets	0.28%[4]
Portfolio Turnover Rate	12%[3]

1Commencement of operations on August 31, 2016.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016

NOTE 1 – ORGANIZATION

PureFunds™ ISE Junior Silver “Silver” (Small Cap Miners/Explorers) ETF, PureFunds™ ISE Cyber Security “Cyber Security” ETF, PureFunds™ ISE Big Data “Big Data” ETF, PureFunds™ ISE Mobile Payments “Mobile” ETF, PureFunds™ ISE Drone Economy Strategy “Drone” ETF, PureFunds™ ISE Video Game Tech “Video Game” ETF, PureFunds™ Solactive FinTech “FinTech” ETF and PureFunds™ ETFX HealthTech “HealthTech” ETF (each a “Fund”, or collectively the “Funds”) are series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”).

The following table is a summary of the Commencement Date and Strategy of the Funds:

Fund Name	Commencement Date	Strategy
Silver	11/29/2012	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Junior Silver (Small Cap Miners/Explorers)™ Index.
Cyber Security	11/11/2014	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield of the ISE Cyber Security™ Index.
Big Data	7/15/2015	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Big Data™ Index.
Mobile	7/15/2015	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Mobile Payments™ Index.
Drone	3/8/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Reality Shares Drone™ Index.
Video Game	3/8/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the EEFund Video Game Tech™ Index.
FinTech	8/31/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Solactive FinTech Index.
HealthTech	8/31/2016	Seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ETFx HealthTech Index.

The Funds each currently offer one class of shares, which have no front end sales load, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of each Fund have equal rights and privileges.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). Each Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the statements of changes in net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2016, the Funds did not hold any fair valued securities.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

The following table presents a summary of the Funds’ assets measured at fair value:

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers)
ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$72,647,492	$2,448,841	$—	$75,096,333
Total Investments in Securities	$72,647,492	$2,448,841	$—	$75,096,333

PureFunds™ ISE Cyber Security ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$802,761,973	$—	$—	$802,761,973
Short Term Investments	98,368,561	—	—	98,368,561
Total Investments in Securities	$901,130,534	$—	$—	$901,130,534

PureFunds™ ISE Big Data ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,238,519	$—	$—	$1,238,519
Short Term Investments	310,935	—	—	310,935
Total Investments in Securities	$1,549,454	$—	$—	$1,549,454

PureFunds™ ISE Mobile Payments ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,693,122	$—	$—	$8,693,122
Short Term Investments	605,950	—	—	605,950
Total Investments in Securities	$9,299,072	$—	$—	$9,299,072
PureFunds™ Drone Economy Strategy ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,673,555	$—	$—	$6,673,555
Total Investments in Securities	$6,673,555	$—	$—	$6,673,555

PureFunds™ Video Game Tech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,561,156	$—	$—	$6,561,156
Total Investments in Securities	$6,561,156	$—	$—	$6,561,156
PureFunds™ Solactive FinTech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,503,261	$—	$—	$2,503,261
Total Investments in Securities	$2,503,261	$—	$—	$2,503,261

PureFunds™ ETX HealthTech ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,542,537	$—	$—	$2,542,537
Total Investments in Securities	$2,542,537	$—	$—	$2,542,537
^ See Schedule of Investments for classifications by country and industry.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

Below are the transfers into or out of Levels 1 and 2 during the year ended September 30, 2016:

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF
Transfers into Level 1	$1,192,579
Transfers out of Level 1	(2,448,841)
Net Transfers in and/(out) of Level 1	$(1,256,262)

Transfers into Level 2	$2,448,841
Transfers out of Level 2	(1,192,579)
Net Transfers in and/(out) of Level 2	$1,256,262

The transfers from Level 1 to Level 2 are due to an decrease in trading activity on September 30, 2016. Transfers between levels are recognized at the end of the reporting period.

Each of PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments ETF, PureFunds™ Drone Economy Strategy ETF, PureFunds™ Video Game Tech ETF, PureFunds™ Solactive FinTech ETF and PureFunds™ ETX HealthTech ETF did not have any transfers between Levels 1 and 2 during the year ended September 30, 2016.

The Funds did not have any transfers into or out of Level 3 during the year ended September 30, 2016.

B.
Federal Income Taxes. The Funds have each elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

D.
Foreign Currency Translations and Transactions. The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are generally declared and paid by each of the Funds on a quarterly basis.  Distributions to shareholders from  realized gains on securities for each Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. For Authorized Participants, the offering and redemption price per share for the Funds are equal to the Funds’ respective net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
 September 30, 2016 (Continued)

Under the Investment Advisory Agreement. the Advisor has overall responsibility for the general management and administration of the Funds and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary fee at the following annual rates:

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	0.69%
PureFunds™ ISE Cyber Security ETF	0.75%
PureFunds™ ISE Big Data ETF	0.75%
PureFunds™ ISE Mobile Payments ETF	0.75%
PureFunds™ Drone Economy Strategy ETF	0.75%
PureFunds™ Video Game Tech ETF	0.75%
PureFunds™ Solactive FinTech ETF	0.68%
PureFunds™ ETX HealthTech ETF	0.75%

The Advisor has an agreement with, and is dependent on, a third party to pay the Funds’ expenses in excess of the annual expense rates of each Funds’ average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Funds, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with PureShares, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Funds, including distributing marketing materials related to the Funds. PureShares, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index of each Fund and does not otherwise act in the capacity of an index provider.

U.S. Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Funds. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Funds. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 4 – DISTRIBUTION PLAN

The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to each Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the year ended September 30, 2016, the Funds did not incur any 12b-1 expenses.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
 September 30, 2016 (Continued)

NOTE 5 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the year ended September 30, 2016:

	Purchases	Sales
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$10,436,333	$12,022,469
PureFunds™ ISE Cyber Security ETF	276,382,151	289,957,618
PureFunds™ ISE Big Data ETF	808,589	717,412
PureFunds™ ISE Mobile Payments ETF	3,220,238	2,964,578
PureFunds™ Drone Economy Strategy ETF	684,076	497,137
PureFunds™ Video Game Tech ETF	1,063,346	412,685
PureFunds™ Solactive FinTech ETF	177,821	138,742
PureFunds™ ETX HealthTech ETF	350,936	310,235

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the year ended September 30, 2016:

	Purchases In- Kind	Sales In- Kind

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$78,465,177	$17,026,139
PureFunds™ ISE Cyber Security ETF	51,133,195	345,308,725
PureFunds™ ISE Big Data ETF	—	1,046,711
PureFunds™ ISE Mobile Payments ETF	4,821,349	1,219,875
PureFunds™ Drone Economy Strategy ETF	6,165,585	—
PureFunds™ Video Game Tech ETF	5,133,812	—
PureFunds™ Solactive FinTech ETF	2,455,343	—
PureFunds™ ETX HealthTech ETF	2,456,063	—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the Funds’ determination of taxable gains and are not distributed to shareholders.

During the year ended September 30, 2016, the Funds incurred broker commissions to Esposito Securities, LLC and Penserra Securities, LLC affiliated brokers to the sub-advisors Esposito Capital Management, LLC and Penserra Capital Management, LLC, in the amount of $10,377 and $36,401, respectively.

There were no purchases or sales of U.S. Government obligations for the period ended September 30, 2016.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
 September 30, 2016 (Continued)

administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of September 30, 2016, Funds had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of September 30, 2016, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
PureFunds™ ISE Cyber Security ETF	$96,031,723	$98,368,561
PureFunds™ ISE Big Data ETF	304,703	310,935
PureFunds™ ISE Mobile Payments ETF	593,694	605,950

* The cash collateral received was invested in the Mount Vernon Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Net interest income earned on collateral investments and recognized by the Funds during the year ended September 30, 2016, were as follows:

Fees and Interest Income Earned

Fund	Interest income earned net of applicable fees
PureFunds™ ISE Cyber Security ETF	$878,891
PureFunds™ ISE Big Data ETF	1,935
PureFunds™ ISE Mobile Payments ETF	38,231

Offsetting Assets and Liabilities

The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting as of September 30, 2016.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
 September 30, 2016 (Continued)

Fund	Description	Gross Amount of Recognized Liabilities	Gross Amount in the Statement of Assets & Liabilities	Net Amount Presented in the Statement of Assets & Liabilities	Collateral Received	Net Amount
PureFunds™ ISE Cyber Security ETF	Securities Lending	$98,368,561	$98,368,561	$—	$98,368,561	$—

PureFunds™ ISE Big Data ETF	Securities Lending	310,935	310,935	—	310,935	—

PureFunds™ ISE Mobile Payments ETF	Securities Lending	605,950	605,950	—	605,950	—

NOTE 7 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2016 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Silver	$73,950,503	$9,194,782	$(8,048,952)	$1,145,830
Cyber Security	946,012,840	60,320,100	(105,202,406)	(44,882,306)
Big Data	1,536,736	141,440	(128,722)	12,718
Mobile	9,219,122	781,450	(701,500)	79,950
Drone	6,387,943	652,397	(366,785)	285,612
Video Game	5,652,670	1,047,644	(139,158)	908,486
FinTech	2,498,067	61,103	(55,909)	5,194
Health Tech	2,503,673	56,802	(17,938)	38,864

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
 September 30, 2016 (Continued)

As of September 30, 2016, the components of distributable earnings (loss) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Undistributed Long-term Gain	Total Accumulated (Loss)
Silver	$258,169	$—	$258,169	$(4,704,262)	$—	$(3,300,263)
Cyber Security	3,186,993	—	3,186,993	(113,473,252)	—	(155,168,565)
Big Data	—	—	—	(67,472)	—	(54,754)
Mobile	9,406	—	—	(46,791)	—	42,565
Drone	36,159	—	36,159	(64)	—	321,707
Video Game	141,106	—	—	(49)	—	1,049,543
FinTech	3,803	—	—	(242)	—	8,755
Health Tech	7,502	—	—	(341)	—	46,025

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2016, the Funds had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$3,167,052	Indefinite
PureFunds™ ISE Cyber Security ETF	25,785,007	Indefinite
PureFunds™ ISE Big Data ETF	66,398	Indefinite
PureFunds™ ISE Mobile Payments ETF	44,321	Indefinite
PureFunds™ Drone Economy Strategy ETF	—	Indefinite
PureFunds™ Video Game Tech ETF	—	Indefinite
PureFunds™ Solactive FinTech ETF	—	Indefinite
PureFunds™ ETX HealthTech ETF	—	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ending September 30, 2017.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
 September 30, 2016 (Continued)

	Late Year Ordinary Loss	Post- October Capital Loss
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	$—	$1,450,008
PureFunds™ ISE Cyber Security ETF	—	87,697,509
PureFunds™ ISE Big Data ETF	1,074	—
PureFunds™ ISE Mobile Payments ETF	—	—
PureFunds™ Drone Economy Strategy ETF	—	—
PureFunds™ Video Game Tech ETF	—	—
PureFunds™ Solactive FinTech ETF	—	—
PureFunds™ ETX HealthTech ETF	—	—

NOTE 8 – DISTRIBUTIONS TO SHAREHOLDERS

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF paid $87,131 from ordinary income during the year ended September 30, 2016, and did not pay any distributions from ordinary income or capital gains during the year ended September 30, 2015.

PureFunds™ ISE Cyber Security ETF paid $5,498,499 from ordinary income during the year ended September 30, 2016, and did not pay any distributions from ordinary income or capital gains during the year ended September 30, 2015.

PureFunds™ ISE Mobile Payments ETF paid $40,000 from ordinary income during the year ended September 30, 2016, and did not pay any distributions from ordinary income or capital gains during the year ended September 30, 2015.

PureFunds™ Drone Economy Strategy ETF paid $4,000 from ordinary income during the year ended September 30, 2016.

PureFunds™ ISE Big Data ETF, PureFunds™ Video Game Tech ETF, PureFunds™ Solactive FinTech ETF and PureFunds™ ETFx HealthTech ETF have paid no distributions to shareholders during the year ended September 30, 2016.

PureFunds™ ETFs

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

NOTE 9 – INVESTMENTS IN AFFILIATES

PureFundsTM ISE Cyber Security ETF

PureFunds™ ISE Cyber Security ETF owned 5% or more of the voting securities of the following companies during the year ended September 30, 2016. After PureFunds™ ISE Cyber Security ETF sold some of their holdings in each company, each company was no longer deemed an affiliate of the Fund as defined by the Investment Company Act of 1940. Transactions during the year in these securities were as follows:

Share Activity
Security Name	Balance September 30, 2015	Purchases	Sales	Balance September 30, 2016	Realized Gains (Losses)[1]	Dividend Income	Value September 30, 2016
Absolute Software Corporation	2,439,332	58,408	(2,497,740)	—	$(5,934,726)	$251,197	$—
AhnLab, Inc.	781,693	70,347	(561,580)	290,460	832,689	204,579	16,430,434
F-Secure OYJ	9,766,867	460,869	(7,717,371)	2,510,365	(3,885,847)	450,635	9,503,510
Guidance Software, Inc.	2,131,824	46,568	(2,178,392)	—	(7,362,325)	—	—
IntraLinks Holding Corporation	4,290,158	1,042,899	(3,204,336)	2,128,721	(8,741,687)	—	21,414,933
The KEYW Holding Corporation	3,163,201	377,709	(1,982,011)	1,558,899	(6,114,920)	—	17,210,245
Radware Ltd.	2,336,508	728,787	(1,474,375)	1,590,920	(11,395,707)	—	21,859,241
VASCO Data Security International, Inc.	2,448,262	295,565	(1,438,538)	1,305,289	(12,333,286)	—	22,986,139
Zix Corporation	3,204,568	396,259	(1,364,085)	2,236,742	278,134	—	9,170,642
					$(54,657,675)	$906,411	$118,575,145

1 Realized Gains (Losses) include transactions in affiliated investments and affiliated in-kind redemptions

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

PureFunds™ ETFs

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETF Managers Trust and the Shareholders of PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds ISE Cyber Security ETF, PureFunds ISE Big Data ETF, PureFunds ISE Mobile Payments ETF, PureFunds Drone Economy Strategy ETF, PureFunds Video Game Tech ETF, PureFunds Solactive FinTech ETF, and PureFunds ETFx HealthTech ETF:

We have audited the accompanying statements of assets and liabilities of the ETF Managers Trust, which includes PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds ISE Cyber Security ETF, PureFunds ISE Big Data ETF, PureFunds ISE Mobile Payments ETF, PureFunds Drone Economy Strategy ETF, PureFunds Video Game Tech ETF, PureFunds Solactive FinTech ETF, and PureFunds ETFx HealthTech ETF (collectively the “Funds”) including the schedules of investments, as of September 30, 2016, and the related statements each of their operations, the changes in each of their net assets and financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ETF Managers Trust, which includes PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds ISE Cyber Security ETF, PureFunds ISE Big Data ETF, PureFunds ISE Mobile Payments ETF, PureFunds Drone Economy Strategy ETF, PureFunds Video Game Tech ETF, PureFunds Solactive FinTech ETF, and PureFunds ETFx HealthTech ETF as of September 30, 2016, and the results of their operations and changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ WithumSmith+Brown, PC

New York, NY
November 28, 2016

PureFunds™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

PureFunds™ ETFs Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for each Fund is at a premium or discount to its daily net asset value (NAV). The chart presented represents past performance and cannot be used to predict future results.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	October 1, 2015 through September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	65	25.7
Greater Than or equal to 0.75% And Less Than 1.00%	24	9.5
Greater Than or Equal to 0.50% And Less Than 0.75%	44	17.4
Greater Than or Equal to 0.25% And Less Than 0.50%	40	15.8
Greater Than or Equal to 0.00% And Less Than 0.25%	15	5.9
Less Than or Equal to 0.0% And Greater Than -0.25%	19	7.5
Less Than or Equal to -0.25% And Greater Than -0.50%	20	7.9
Less Than or Equal to -0.50% And Greater Than -0.75%	9	3.6
Less Than or Equal to -0.75% And Greater Than -1.00%	9	3.6
Less than -1.00%	8	3.2

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	October 1, 2014 through September 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.50%	21	8.3
Greater Than or equal to 1.25% And Less Than 1.50%	12	4.8
Greater Than or Equal to 1.00% And Less Than 1.25%	20	7.9
Greater Than or Equal to 0.75% And Less Than 1.00%	24	9.5
Greater Than or Equal to 0.50% And Less Than 0.75%	27	10.7
Greater Than or Equal to 0.25% And Less Than 0.50%	20	7.9
Greater Than or Equal to 0.0% And Less Than 0.25%	27	10.7
Less Than or Equal to 0.0% And Greater Than -0.25%	16	6.4
Less Than or Equal to -0.25% And Greater Than -0.50%	28	11.1
Less Than or Equal to -0.50% And Greater Than -0.75%	18	7.2
Less Than or Equal to -0.75% And Greater Than -1.00%	19	7.5
Less Than or Equal to -1.00% And Greater Than -1.25%	8	3.2
Less Than or Equal to -1.25% And Greater Than -1.50%	5	2.0
Less than -1.50%	7	2.8

PureFunds™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited) (Cont.)

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	October 1, 2013 through September 30, 2014
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.50%	28	11.1
Greater Than or equal to 1.25% And Less Than 1.50%	8	3.2
Greater Than or Equal to 1.00% And Less Than 1.25%	20	7.9
Greater Than or Equal to 0.75% And Less Than 1.00%	17	6.7
Greater Than or Equal to 0.50% And Less Than 0.75%	30	11.9
Greater Than or Equal to 0.25% And Less Than 0.50%	32	12.7
Greater Than or Equal to 0.0% And Less Than 0.25%	35	13.9
Less Than or Equal to 0.0% And Greater Than -0.25%	25	9.9
Less Than or Equal to -0.25% And Greater Than -0.50%	28	11.1
Less Than or Equal to -0.50% And Greater Than -0.75%	12	4.8
Less Than or Equal to -0.75% And Greater Than -1.00%	9	3.6
Less Than or Equal to -1.00% And Greater Than -1.25%	3	1.2
Less Than or Equal to -1.25% And Greater Than -1.50%	4	1.6
Less than -1.50%	1	0.4

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	November 29, 2012* through September 30, 2013
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.50%	22	10.6
Greater Than or Equal to 2.50% And Less Than 1.50%	20	9.5
Greater Than or Equal to 1.50% And Less Than 0.75%	30	14.4
Greater Than or Equal to 0.50% And Less Than 0.75%	26	12.4
Greater Than or Equal to 0.25% And Less Than 0.50%	17	8.2
Greater Than or Equal to 0.0% And Less Than 0.25%	18	8.6
Less Than or Equal to 0.0% And Greater Than -0.50%	22	10.6
Less Than or Equal to -0.50% And Greater Than -1.25%	20	9.5
Less Than or Equal to -1.25% And Greater Than -2.0%	24	11.4
Less than -2.0%	10	4.8

*First day of secondary market trading

PureFunds™ ISE Cyber Security ETF	Year Ended September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	0	0.0
Greater Than or Equal to 0.75% And Less Than 1.00%	0	0.0
Greater Than or Equal to 0.50% And Less Than 0.75%	0	0.0
Greater Than or Equal to 0.25% And Less Than 0.50%	1	0.4
Greater Than or Equal to 0.0% And Less Than 0.25%	80	31.6
Less Than or Equal to 0.0% And Greater Than -0.25%	142	56.1
Less Than or Equal to -0.25% And Greater Than -0.50%	26	10.3
Less Than or Equal to -0.50% And Greater Than -0.75%	3	1.2
Less Than or Equal to -0.75% And Greater Than -1.00%	1	0.4
Less than -1.00%	0	0.0

PureFunds™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited) (Cont.)

PureFunds™ ISE Cyber Security ETF	November 11, 2014* through September 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.50%	0	0.0
Greater than or equal to 1.25% And Less Than 1.50%	0	0.0
Greater Than or Equal to 1.00% And Less Than 1.25%	1	0.4
Greater Than or Equal to 0.75% And Less Than 1.00%	0	0.0
Greater Than or Equal to 0.50% And Less Than 0.75%	4	1.8
Greater Than or Equal to 0.25% And Less Than 0.50%	17	7.6
Greater Than or Equal to 0.0% And Less Than 0.25%	162	72.7
Less Than or Equal to 0.0% And Greater Than -0.25%	33	14.8
Less Than or Equal to -0.25% And Greater Than -0.50%	6	2.7
Less Than or Equal to -0.50% And Greater Than -0.75%	0	0.0
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less Than or Equal to -1.00% And Greater Than -1.25%	0	0.0
Less Than or Equal to -1.25% And Greater Than -1.50%	0	0.0
Less than -1.50%	0	0.0

*First day of secondary market trading

PureFunds™ ISE Big Data ETF	Year Ended September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	33	13.0
Greater Than or Equal to 0.75% And Less Than 1.00%	10	4.0
Greater Than or Equal to 0.50% And Less Than 0.75%	14	5.5
Greater Than or Equal to 0.25% And Less Than 0.50%	24	9.5
Greater Than or Equal to 0.0% And Less Than 0.25%	23	9.1
Less Than or Equal to 0.0% And Greater Than -0.25%	23	9.1
Less Than or Equal to -0.25% And Greater Than -0.50%	23	9.1
Less Than or Equal to -0.50% And Greater Than -0.75%	25	9.9
Less Than or Equal to -0.75% And Greater Than -1.00%	17	6.7
Less than -1.00%	61	24.1

PureFunds™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited) (Cont.)

PureFunds™ ISE Big Data ETF	July 15, 2015* through September 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.50%	3	5.4
Greater than or equal to 1.25% And Less Than 1.50%	0	0.0
Greater Than or Equal to 1.00% And Less Than 1.25%	1	1.8
Greater Than or Equal to 0.75% And Less Than 1.00%	3	5.5
Greater Than or Equal to 0.50% And Less Than 0.75%	2	3.6
Greater Than or Equal to 0.25% And Less Than 0.50%	7	12.7
Greater Than or Equal to 0.0% And Less Than 0.25%	18	32.7
Less Than or Equal to 0.0% And Greater Than -0.25%	8	14.6
Less Than or Equal to -0.25% And Greater Than -0.50%	3	5.5
Less Than or Equal to -0.50% And Greater Than -0.75%	1	1.8
Less Than or Equal to -0.75% And Greater Than -1.00%	3	5.5
Less Than or Equal to -1.00% And Greater Than -1.25%	2	3.6
Less Than or Equal to -1.25% And Greater Than -1.50%	3	5.5
Less than -1.50%	1	1.8

*First day of secondary market trading

PureFunds™ ISE Mobile Payments ETF	Year Ended September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	3	1.2
Greater Than or Equal to 0.75% And Less Than 1.00%	6	2.4
Greater Than or Equal to 0.50% And Less Than 0.75%	13	5.1
Greater Than or Equal to 0.25% And Less Than 0.50%	36	14.2
Greater Than or Equal to 0.0% And Less Than 0.25%	80	31.6
Less Than or Equal to 0.0% And Greater Than -0.25%	56	22.1
Less Than or Equal to -0.25% And Greater Than -0.50%	21	8.3
Less Than or Equal to -0.50% And Greater Than -0.75%	16	6.3
Less Than or Equal to -0.75% And Greater Than -1.00%	11	4.4
Less than -1.00%	11	4.4

PureFunds™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited) (Cont.)

PureFunds™ ISE Mobile Payments ETF	July 15, 2015* through September 30, 2015
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.50%	1	1.8
Greater than or equal to 1.25% And Less Than 1.50%	1	1.8
Greater Than or Equal to 1.00% And Less Than 1.25%	0	0.0
Greater Than or Equal to 0.75% And Less Than 1.00%	1	1.8
Greater Than or Equal to 0.50% And Less Than 0.75%	1	1.8
Greater Than or Equal to 0.25% And Less Than 0.50%	4	7.3
Greater Than or Equal to 0.0% And Less Than 0.25%	27	49.1
Less Than or Equal to 0.0% And Greater Than -0.25%	14	25.5
Less Than or Equal to -0.25% And Greater Than -0.50%	3	5.5
Less Than or Equal to -0.50% And Greater Than -0.75%	1	1.8
Less Than or Equal to -0.75% And Greater Than -1.00%	2	3.6
Less Than or Equal to -1.00% And Greater Than -1.25%	0	0.0
Less Than or Equal to -1.25% And Greater Than -1.50%	0	0.0
Less than -1.50%	0	0.0

*First day of secondary market trading

PureFunds™ Drone Economy Strategy ETF	March 8, 2016* through September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	7	4.8
Greater Than or Equal to 0.75% And Less Than 1.00%	23	15.9
Greater Than or Equal to 0.50% And Less Than 0.75%	40	27.6
Greater Than or Equal to 0.25% And Less Than 0.50%	36	24.8
Greater Than or Equal to 0.0% And Less Than 0.25%	22	15.2
Less Than or Equal to 0.0% And Greater Than -0.25%	10	6.9
Less Than or Equal to -0.25% And Greater Than -0.50%	4	2.8
Less Than or Equal to -0.50% And Greater Than -0.75%	3	2.1
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less than -1.00%	0	0.0

*First day of secondary market trading

PureFunds™ ETFs

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited) (Cont.)

PureFunds™ Video Game Tech ETF	March 8, 2016* through September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	10	6.9
Greater Than or Equal to 0.75% And Less Than 1.00%	20	13.8
Greater Than or Equal to 0.50% And Less Than 0.75%	24	16.6
Greater Than or Equal to 0.25% And Less Than 0.50%	37	25.5
Greater Than or Equal to 0.0% And Less Than 0.25%	28	19.3
Less Than or Equal to 0.0% And Greater Than -0.25%	17	11.7
Less Than or Equal to -0.25% And Greater Than -0.50%	5	3.5
Less Than or Equal to -0.50% And Greater Than -0.75%	2	1.4
Less Than or Equal to -0.75% And Greater Than -1.00%	2	1.4
Less than -1.00%	0	0.0

*First day of secondary market trading

PureFunds™ Solactive FinTech ETF	August 31, 2016* through September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	1	4.4
Greater Than or Equal to 0.75% And Less Than 1.00%	0	0.0
Greater Than or Equal to 0.50% And Less Than 0.75%	1	4.4
Greater Than or Equal to 0.25% And Less Than 0.50%	4	17.4
Greater Than or Equal to 0.0% And Less Than 0.25%	9	39.1
Less Than or Equal to 0.0% And Greater Than -0.25%	4	17.4
Less Than or Equal to -0.25% And Greater Than -0.50%	1	4.4
Less Than or Equal to -0.50% And Greater Than -0.75%	2	8.7
Less Than or Equal to -0.75% And Greater Than -1.00%	1	4.4
Less than -1.00%	0	0.0

*First day of secondary market trading

PureFunds™ ETFx HealthTech ETF	August 31, 2016* through September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	1	4.4
Greater Than or Equal to 0.75% And Less Than 1.00%	1	4.4
Greater Than or Equal to 0.50% And Less Than 0.75%	1	4.4
Greater Than or Equal to 0.25% And Less Than 0.50%	4	17.4
Greater Than or Equal to 0.0% And Less Than 0.25%	6	26.1
Less Than or Equal to 0.0% And Greater Than -0.25%	6	26.1
Less Than or Equal to -0.25% And Greater Than -0.50%	2	8.7
Less Than or Equal to -0.50% And Greater Than -0.75%	0	0.0
Less Than or Equal to -0.75% And Greater Than -1.00%	2	8.7
Less than -1.00%	0	0.0

*First day of secondary market trading

PureFunds™ ETFs

APPROVAL OF INTERIM SUB-ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Year Ended September 30, 2016 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 21, 2016, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered an Interim Sub-Advisory Agreement between ETF Managers Group, LLC (the “Adviser”) and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”) with respect to PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF (the “Fund”) (the “Interim Sub-Advisory Agreement”).

The Interim Sub-Advisory Agreement must be approved by the vote of the Trustees, including a majority of the Trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Trustees”), cast at a meeting in which directors may participate by any means of communication that allows all directors participating to hear each other simultaneously during the meeting.

At a meeting held on April 21, 2016, the Board, including a majority of the Independent Trustees, approved Penserra to replace Esposito Partners, LLC (“Esposito”) as sub-adviser to the Fund on an interim basis, effective April 20, 2016. The Interim Sub-Advisory Agreement has the same sub- advisory fee rate as the prior Sub-Advisory Agreement between the Adviser and Esposito with respect to the Fund (the “Esposito Agreement”) and is otherwise the same in all material respects to the Esposito Agreement, except that, as required by the 1940 Act, the Interim Sub-Advisory Agreement has a term of up to 150 days. In approving the Agreement, the Board considered all factors it believed relevant, including (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Sub-Adviser; (ii) the Sub-Adviser’s proposed compensation; (iii) the Sub- Adviser’s past performance; and (iv) the terms of the Interim Sub-Advisory Agreement.

In approving the Interim Sub-Advisory Agreement, the Board relied on a presentation it received from the Adviser stating the basis for its recommendation to engage Penserra as the interim sub-adviser. The Board also took into account that it was familiar with the services provided by the Sub-Adviser, its respective personnel and prior performance based on past dealings with the Sub-Adviser, its regular monitoring process and the quarterly reports it receives from the Sub-Adviser with respect to other series of the Trust. In addition to information provided to it by the Adviser, the Board took into consideration information that the Sub-Adviser had provided the Board at its prior meetings in connection with the Board’s approval of investment sub-advisory agreements for the other series of the Trust.

Nature, Extent and Quality of Services Provided. The Trustees first considered the scope of services to be provided under the Interim Sub-Advisory Agreement, noting that the Sub-Adviser will be providing portfolio investment management services to the Fund. The Board discussed the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered the history and experience the Sub-Adviser has as an investment adviser, as well as the experience of its personnel in managing ETFs, including the other series of the Trust.

PureFunds™ ETFs

APPROVAL OF INTERIM SUB-ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Year Ended September 30, 2016 (Unaudited) (Continued)

Historical Performance. The Board considered the performance of the Sub-Adviser as sub-adviser to other series of the Trust. It was noted that Board continued to be satisfied with Penserra’s performance in tracking the underlying indexes of such funds.

Cost of Services Provided and Economies of Scale. The Board reviewed the fees to be paid by the Adviser to the Sub-Adviser for its services to the Fund under the Interim Sub-Advisory Agreement. The Board noted that the fee was the same as the fee under the Esposito Agreement. The Board considered that the fees paid to the Sub-Adviser would be paid by the Adviser from the unified fee the Adviser will receive from the Fund and noted that the fee reflected an arms-length negotiation between the Adviser and the Sub-Adviser. As a consequence, the anticipated level of profitability to Penserra from its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies of scale in Penserra’s management of the Fund to be a substantial factor in its consideration. The Board concluded that the sub-advisory fees were reasonable, given the nature, extent and quality of the services allocated to and assumed by each of the Adviser and Sub-Adviser.

In their deliberations, the Board did not identify any single piece of information discussed above that was all-important, controlling or determinative of its decision.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Interim Sub- Advisory Agreement are fair and reasonable; (b) concluded that the Sub-Adviser’s fees are reasonable in light of the services that the Sub-Adviser provides to the Fund; and (c) agreed to approve the Interim Sub-Advisory Agreement.

PureFunds™ ETFs

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Year Ended September 30, 2016 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 22, 2016, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the approval of the Investment Advisory Agreement between ETF Managers Group, LLC (the “Adviser”) and the Trust, on behalf of PureFunds™ Solactive FinTech ETF and PureFunds™ ETFx HealthTech ETF (the “Funds”) (the “Agreement”).

The Agreement must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board will call and hold a meeting to decide whether to renew the Agreement for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser.

In reaching this decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Funds’ shareholders by the Adviser; (ii) the Adviser’s cost and profits it will realize in providing its services, including any fall-out benefits enjoyed by the Adviser; (iii) comparative fee and expense data for the Funds and other similar investment companies; (iv) the extent to which economies of scale would be realized as the Funds grow and whether the proposed advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (v) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 22, 2016, and throughout the year.  Among other things, the information provided by the Adviser provided an overview of its advisory business, including investment personnel. Representatives of the Adviser discussed the services to be provided by the Adviser. Representatives also discussed the rationale for launching the Funds, the Funds’ fees and fee structures of comparable investment companies. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent and Quality of Services Provided by the Adviser
The Trustees considered the scope of services provided under the Agreement, noting that the Adviser will be providing investment management services to the Fund. The Board discussed the responsibilities of the Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. In considering the nature, extent and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program. The Board also considered the Adviser’s experience managing ETFs, including other series of the Trust.

The Board also considered other services to be provided to the Funds, such as overseeing the Funds’ service providers, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.

PureFunds™ ETFs

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS
For the Year Ended September 30, 2016 (Unaudited) (Continued)

Cost of Services Provided and Economies of Scale
The Board reviewed the Funds’ estimated expense ratio and the advisory fee to be paid by the Funds, and considered the expense ratios of comparable Funds. The Board considered that there are limited peers for each of the Funds because of the niche strategies used by each Fund. The Board also took into consideration management’s discussion of other factors relevant to the expense ratio of each Fund and other applicable differences between the Funds and other funds in their peer groups. The Board concluded that the advisory fee was reasonable and the result of arm’s length negotiations. Additionally, the Board took into consideration that the Funds’ operating expenses would be paid by the Adviser. With respect to the profitability of the Adviser, the Board evaluated compensation and benefits expected to be received by the Adviser from its relationship with the Funds. The Board noted that because the Funds were new, it was difficult to estimate the profitability of each Fund to the Adviser at this time. The Board also noted that because the Funds were new, it was difficult to estimate whether the Funds would experience economies of scale. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Funds.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Funds; and (c) agreed to approve the Agreement for an initial term of two years.

PureFunds™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Year Ended September 30, 2016 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on September 29, 2016, the Board of Trustees (the “Board”) of ETF Managers Trust (the “Trust”) considered the renewal of the following agreements (collectively, the “Agreements”):

●	the Investment Advisory Agreement between ETF Managers Group, LLC (the “Adviser”) and the Trust, on behalf of PureFundsTM ISE Cyber Security ETF (the “Fund”); and
●	the Sub-Advisory Agreement between the Adviser and Penserra Capital Management, LLC (the “Sub-Adviser”) with respect to the Fund.

Pursuant to Section 15(c) of the 1940 Act, the Board must annually review and approve the Agreements after their initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Agreements for an additional one-year term. In preparation for such meetings, the Board requests and reviews a wide variety of information from the Adviser and the Sub-Adviser.

In reaching this decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser and the Sub-Adviser; (ii) the investment performance of the Fund; (iii) the Adviser’s and the Sub-Adviser’s cost and profits they realize in providing their services, including any fall-out benefits enjoyed by the Adviser and the Sub-Adviser; (iv) comparative fee and expense data for the Fund and other similar investment companies; (v) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and Sub-Adviser and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on September 29, 2016, and throughout the year. Among other things, the Adviser and the Sub- Adviser provided overviews of their advisory businesses, including investment personnel. The information provided discussed the services provided by the Adviser and Sub-Adviser. The Board then discussed the written and oral information that it received before the meeting and throughout the year, and the Adviser and Sub-Adviser’s oral presentations and any other information that the Board received at the meeting, and deliberated on the renewal of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser
The Trustees considered the scope of services provided under the Investment Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program. The Board also considered the Adviser’s experience managing ETFs, including other series of the Trust.

The Board also considered other services to be provided to the Fund by the Adviser, such as overseeing the activities of the Sub-Adviser, as well as the Fund’s other service providers, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

PureFunds™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Year Ended September 30, 2016 (Unaudited) (Continued)

The Trustees then considered the scope of services to be provided under the Sub-Advisory Agreement, noting that Sub-Adviser will be providing investment management services to the Fund. The Board discussed the responsibilities of the Sub-Adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. In considering the nature, extent and quality of the services to be provided by the Sub-Adviser, the Board considered the history and experience the Sub-Adviser has as an investment adviser, as well as the experience of its personnel in managing ETFs, including the other series of the Trust.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser.

Historical Performance
The Board then considered the Fund’s performance history over various time periods, including the year-to-date period, the most recent one-year period and the period since the Fund’s inception, each as of August 31, 2016. The Board also noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board noted that it received regular reports regarding the Fund’s performance at its quarterly meetings, which reports included information about the Fund’s tracking error. The Board reviewed the factors that impacted the Fund’s index tracking, noting that the Fund’s tracking error, as presented by the Sub-Adviser, was largely attributable to the Fund’s expenses that detract from the net asset value per share and that, after taking this into account, the Fund satisfactorily tracked its underlying index.

Cost of Services Provided and Economies of Scale
The Board reviewed the Fund’s expense ratio and the advisory fee to be paid by the Fund, and considered the expense ratios of comparable Funds. The Board noted that none of the ETFs in the peer group tracked a cyber security index. The Board noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board concluded that the advisory fee was reasonable and the result of arm’s length negotiations. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability provided at the meeting.

In addition, the Board considered for the Fund whether economies of scale had been realized. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

PureFunds™ ETFs

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Year Ended September 30, 2016 (Unaudited) (Continued)

The Board reviewed the fees paid by the Adviser to the Sub-Adviser for its services to the Fund under the Sub-Advisory Agreement. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser from the unified fee the Adviser receives from the Fund, so that the Fund’s shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by the Adviser, the Board noted the ability of the Adviser to negotiate the Sub-Advisory Agreement and the fees thereunder at arm’s length. The Board also considered analyses of the Sub-Adviser’s profitability with respect to the Fund. The Board noted that the Sub-Adviser was not experiencing economies of scale at this time with respect to its management of the Fund and determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund. The Board also noted that the Sub-Adviser may use an affiliated broker-dealer for the Fund’s brokerage transactions. The Board concluded that the sub-advisory fees were reasonable, given the nature, extent and quality of the services allocated to and assumed by each of the Adviser and Sub-Adviser.

Based on the Board’s deliberations and its evaluation of the information described above, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Agreements are fair and reasonable; (b) concluded that the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser provide to the Fund; and (c) agreed to renew the Agreements for another year.

PureFunds™ ETFs

EXPENSE EXAMPLES
For the Periods Ended September 30, 2016 (Unaudited)

As a shareholder of PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments ETF, PureFunds™ Drone Economy Strategy ETF, PureFunds™ Video Game Tech ETF, PureFunds™ Solactive FinTech ETF and PureFunds™ ETX HealthTech ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016) for PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFunds™ ISE Cyber Security ETF, PureFunds™ ISE Big Data ETF, PureFunds™ ISE Mobile Payments ETF, PureFunds™ Drone Economy Strategy ETF and PureFunds™ Video Game Tech ETF or the period since inception (August 31, 2016 to September 30, 2016) for PureFunds™ Solactive FinTech ETF and PureFunds™ ETX HealthTech ETF.

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund’s shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

PureFunds™ ETFs

EXPENSE EXAMPLES
For the Periods Ended September 30, 2016 (Unaudited) (Continued)

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,807.60	$4.84

Hypothetical (5% annual)	$1,000.00	$1,021.55	$3.49

PureFunds™ ISE Cyber Security ETF

	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,172.50	$4.07

Hypothetical (5% annual)	$1,000.00	$1,021.25	$3.79

PureFunds™ ISE Big Data ETF

	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,153.30	$4.04

Hypothetical (5% annual)	$1,000.00	$1,021.25	$3.79

PureFunds™ ISE Mobile Payments ETF

	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,045.70	$3.84

Hypothetical (5% annual)	$1,000.00	$1,021.25	$3.79

PureFunds™ Drone Economy Strategy ETF

	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,023.90	$3.79

Hypothetical (5% annual)	$1,000.00	$1,021.25	$3.79

PureFunds™ ETFs

EXPENSE EXAMPLES
For the Periods Ended September 30, 2016 (Unaudited) (Continued)

PureFunds™ Video Game Tech ETF

	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,233.70	$4.19

Hypothetical (5% annual)	$1,000.00	$1,021.25	$3.79

PureFunds™ Solactive FinTech ETF

	Beginning Account Value August 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,033.50	$3.41

Hypothetical (5% annual)	$1,000.00	$1,021.60	$3.44

PureFunds™ ETX HealthTech ETF

	Beginning Account Value August 31, 2016	Ending Account Value September 30, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,018.60	$3.78

Hypothetical (5% annual)	$1,000.00	$1,021.25	$3.79

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366 (to reflect the one-half year period in the case of PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF, PureFundsTM ISE Cyber Security ETF, PureFundsTM ISE Big Data ETF, PureFundsTM ISE Mobile Payments ETF, PureFunds™ Drone Economy Strategy ETF, and PureFunds™ Video Game Tech ETF    and 31/366 (to reflect the period from August 31, 2016 to September 30, 2016 in the case of PureFunds™ Solactive FinTech ETF and PureFunds™ ETX HealthTech ETF.

PureFunds™ ETFs

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, Summit, New Jersey 07901.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group, LLC (since 2013); Chief Executive Officer and Chief Compliance Officer, Factor Advisors, LLC (2012-2014); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014); President and Chief Executive Officer, GENCAP Ventures, LLC (holding company) (2012–2013); Chief Executive Officer, MacroMarkets LLC (exchange traded funds) (2005–2011); President, Chief Executive and Chief Compliance Officer, Macro Financial (financial services) (2005–2011).	12	None
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Operating Officer and Chief Compliance Officer, Exchange Traded Managers Group, LLC (since 2016); Partner, Crow & Cushing (2007–2016).	12	n/a
John A. Flanagan (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, FactorShares Trust (since 2015); Chief Financial Officer, ETF Managers Group, Inc. (commodity pool operator) (since 2014); Chief Financial Officer, Macromarkets LLC (exchange traded funds) (2007–2010)
			n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

PureFunds™ ETFs

Board of Trustees

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John W. Southard (1969)	Trustee (since 2012)	Director and Co-Founder, T2 Capital Management, 2010 to present; Co-Founder and Head of Research and Trading, PowerShares Capital Management, 2002 to 2009.	12	None
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006–2011).	12	None

PureFunds™ ETFs

SUPPLEMENTARY INFORMATION
September 30, 2016

FEDERAL TAX INFORMATION
(Unaudited)

During the year ended September 30, 2016, the Funds did not declare any long-term realized gains distributions.

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Silver	22.21%
Cyber Security	100.00%
Big Data	0.00%
Mobile	100.00%
Drone	75.41%
Video Game	0.00%
FinTech	0.00%
HealthTech	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2016 was as follows:

Fund Name	Dividends Received Deductions
Silver	0.00%
Cyber Security	100.00%
Big Data	0.00%
Mobile	87.08%
Drone	25.31%
Video Game	0.00%
FinTech	0.00%
HealthTech	0.00%

PureFunds™ ETFs

SUPPLEMENTARY INFORMATION
September 30, 2016 (continued)

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

Each Fund files its Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Funds’ first and third fiscal quarters. For each Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Funds’ N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Funds’ portfolio holdings are posted on the Funds’ website at www.ETFMG.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.pureetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

Carefully consider each Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in each Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.pureetfs.com. Read the prospectus carefully before investing.

PureFunds™ ETFs

ETF MANAGERS TRUST

Privacy Policy and Procedures

ETF Managers Trust, (the “Trust”) has adopted the following privacy policies in order to safeguard the personal information of the Trust’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Trust officers are responsible for ensuring that the following policies and procedures are implemented:

1)
The Trust is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations[1].  The Trust will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2)
The Trust conducts its business affairs through its trustees, officers and third parties that provide services pursuant to agreements with the Trust.  The Trust has no employees.  It is anticipated that the trustees and officers of the Trust who are not employees of service providers of the Trust will not have access to customer records and information in the performance of their normal responsibilities for the Trust.

3)	The Trust may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4)
The Trust may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P.  Pursuant to this policy, the Trust will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Trust has adopted the following procedures:

1)
The Trust will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2)
The Trust will direct each of its Service Providers to adhere to the privacy policy of the Trust and to its privacy policies with respect to all customer information of the Trust and to take all actions reasonably necessary so that the Trust is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3)
The Trust requires its Service Providers to provide periodic reports to the Trust’s Board of Trustees outlining their privacy policies and the implementation of such policies.  Each Service Provider is required to promptly report to the Trust’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

[1]	Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Sub-Adviser – HACK, BIGD, IPAY, IFLY, AND GAMR
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A, Orinda, CA 94563

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100, Denver, Colorado 80203

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Annual Report
September 30, 2016

TierraXP™ Latin America Real Estate ETF Ticker: LARE

The Fund is a series of ETF Managers Trust.

TierraXPTM Latin America Real Estate ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Tierra XP Latin America Real Estate Exchange-Traded Fund. (“LARE” or the “Fund”). The following information pertains to the fiscal period from December 3, 2015 (the Fund’s Inception Date) to September 30, 2016.

The Fund saw positive performance during the fiscal period ended on September 30, 2016. The NAV price for LARE rose 22.63%, while the Solactive Latin America Real Estate Index (“Index’), the Fund’s benchmark, rose 19.79% over the same period. The primary difference between the Fund return and the Index return was attributable to Fund expenses, which are not a part of the Index.

For the period ended September 30, 2016, the best performing securities in the Fund were MRV Engenharia (up 96.06%), Grupo Aeroport Del Sureste (up 82.62%), and Socovesa SA (up 70.73%). The worst performing securities in the Fund were Cocentradora Fibra Hotelra (down - 23.94%), Jones Lang Lasalle (down -20.85%), and BR Properties SA (down -20.09%).

You can find further details about LARE by visiting www.tierrafunds.com, or by calling 1‐844‐ ETF‐ MGRS (1‐844‐383‐6477).

Sincerely,

Samuel Masucci III Chairman of the Board

Samuel Masucci III is a registered representative of ALPS Distributors, Inc.

3

TierraXPTM Latin America Real Estate ETF
Growth of $10,000 (Unaudited)

Cumulative Returns	Since Inception
Period Ended September 30, 2016	(12/2/2015)
TierraXPTM Latin America Real Estate ETF (NAV)	22.63%
TierraXPTM Latin America Real Estate ETF (Market)	25.52%
S&P 500 Index	6.15%
Solactive Latin America Real Estate Index	19.79%

Total Fund Operating Expenses[1]	0.79%
1. The expense ratio is taken from the Fund’s most recent prospectus dated May 27, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on December 2, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

The unmanaged indices do not reflect fees and are not available for direct investment.

4

TierraXPTM Latin America Real Estate ETF

Top Ten Holdings*

		% of Total
	Security	Investments†
1	FII BTG Pactual Corporate Office Fund	3.11%
2	BR Properties SA	3.10%
3	Fibra Uno Administracion SA de CV	2.99%
4	Macquarie Mexico Real Estate Management SA de CV	2.97%
5	PLA Administradora Industrial S de RL de CV	2.93%
6	Kinea Rendimentos Imobiliarios FII	2.93%
7	JS Real Estate Multigestao FII	2.89%
8	Concentradora Fibra Danhos SA de CV	2.80%
9	BB Progressivo II FII	2.78%
10	Prologis Property Mexico SA de CV	2.69%
	Top Ten Holdings = 29.19% of Total Investments†
	* Current Fund holdings may not be indicative of future Fund holdings.
	† Percentage of total investments less cash.

5

TierraXPTM Latin America Real Estate ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The TierraXPTM Latin America Real Estate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Solactive Latin America Real Estate Index (the “Index”).

Foreign investing involves special risks such as currency fluctuations and political uncertainty. Investments in emerging markets accentuate these risks. The Fund is subject to the risks associated with investing in real estate, which may include possible declines in the value of real estate. Funds focusing on a single country or sector may experience greater price volatility. The Fund’s return may not match or achieve a high degree of correlation with the return of the Solactive Latin America Real Estate Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

Real estate risk factors include, but are not limited to, the fact that direct ownership of real estate is subject to fluctuations in the value of underlying properties, the impact of economic conditions on real estate values, the strength of specific industries renting properties and defaults by borrowers or tenants. Real estate is a cyclical business, highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Changing interest rates and credit quality requirements may affect the cash flow of real estate companies and their ability to borrow or lend money or to meet capital needs.

The Fund is new with limited operating history.

LAREPR: The Solactive Latin America Real Estate Index screens for all listed equities with primary listings in the Latin America region and which derive substantially most of their income from real estate and real estate services.

MSCI EM: The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries*. With 836 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

MSCI Mexico: The MSCI Mexico Index is designed to measure the performance of the large and mid cap segments of the Mexican market. With 27 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in Mexico.

MSCI Brazil: The MSCI Brazil Index is designed to measure the performance of the large and mid cap segments of the Brazilian market. With 61 constituents, the index covers about 85% of the Brazilian equity universe.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.

6

TierraXPTM Latin America Real Estate ETF

PORTFOLIO ALLOCATIONS
As of September 30, 2016

TierraXPTM Latin America Real Estate ETF
As a percent of Net Assets:
Argentina	2.4%
Brazil	46.6
Chile	5.9
Mexico	37.1
United States	7.2
Short-Term and other Net Assets (Liabilities)	0.8
100.0%

7

TierraXPTM Latin America Real Estate ETF

Schedule of Investments
September 30, 2016

	Shares	Market Value
COMMON STOCKS - 99.2%
Argentina - 2.4%
Real Estate Management & Development - 2.4%
Cresud SACIF y A - ADR (a)	2,142	$38,256
IRSA Inversiones y Representaciones SA - ADR (a)	1,672	31,751
Total Real Estate Management & Development		70,007
Brazil - 46.6%
Capital Markets - 0.1%
GP Investments Ltd. (a)	1,200	2,528
Household Durables - 14.9%
Cyrela Brazil Realty SA Empreendimentos e
Participacoes	20,400	63,982
Direcional Engenharia SA	25,300	45,510
Even Construtora e Incorporadora SA	14,600	17,284
Ez Tec Empreendimentos e Participacoes SA	14,832	69,687
Gafisa SA	58,200	44,919
Helbor Empreendimentos SA	26,100	16,693
MRV Engenharia e Participacoes SA	19,200	70,433
Multiplan Empreendimentos Imobiliarios SA	4,100	80,004
Tecnisa SA	47,188	35,549
Total Household Durables		444,061
Real Estate Management & Development - 31.6%
Aliansce Shopping Centers SA	8,900	42,281
BB Progressivo II FII	2,116	83,732
BR Malls Participacoes SA (a)	15,380	58,547
BR Properties SA	35,700	93,527
Brasil Brokers Participacoes SA (a)	7,500	3,944
CSHG Brasil Shopping Investimento Imobiliario	96	59,038
CSHG Logistica FI Imobiliario	97	34,599
CSHG Real Estate FI Imobiliario	170	68,164
FII BTG Pactual Corporate Office Fund	3,120	93,635
FII TB Office	1,599	30,115
Iguatemi Empresa de Shopping Centers SA	6,100	55,520
JHSF Participacoes SA (a)	17,900	8,917
JS Real Estate Multigestao FII	2,755	87,170
Kinea Renda Imobiliaria FII	1,712	70,856
Kinea Rendimentos Imobiliarios FII	2,517	88,230
Santander Agencias FII	1,385	49,401
Sao Carlos Empreendimentos e Participacoes SA	1,500	12,439
Total Real Estate Management & Development		940,115
Total Brazil		1,386,704
Chile - 5.9%
Consumer Discretionary - 2.1%
PAZ Corporacion SA	81,153	61,445
Household Durables - 1.0%
Socovesa SA	94,950	30,320

The accompanying notes are an integral part of these financial statements.

8

TierraXPTM Latin America Real Estate ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
Real Estate Management & Development - 2.8%
Parque Arauco SA	24,447	$55,264
Zona Franca de Iquique SA	32,191	26,188
Total Real Estate Management & Development		81,452
Total Chile		173,217
Mexico - 37.1%
Banks - 0.7%
FIBRA HD Servicios SC	41,355	21,328
Construction & Engineering - 0.8%
Empresas ICA SAB de CV (a)	38,850	5,410
Impulsora del Desarrollo y el Empleo en America
Latina SAB de CV (a)	13,790	18,505
Total Construction & Engineering		23,915
Diversified Financial Services - 2.6%
Concentradora Hipotecaria SAPI de CV	55,839	77,582
Hotels, Restaurants & Leisure - 0.8%
Hoteles City Express SAB de CV (a)	26,368	24,750
Household Durables - 1.7%
Consorcio ARA SAB de CV	39,355	13,741
Corporacion GEO SAB De CV (a)	3,695	1,538
Corpovael SA de CV	19,816	14,614
Desarrolladora Homex SAB de CV (a)	54,702	5,473
Servicios Corporativos Javer SAB de CV	12,001	10,769
Total Household Durables		46,135
Real Estate Investment Trusts (REITs) - 20.3%
Asesor de Activos Prisma SAPI de CV	57,930	35,314
Concentradora Fibra Danhos SA de CV	46,720	84,333
Concentradora Fibra Hotelera Mexicana SA de CV	70,344	46,618
Fibra MTY SAPI de CV	65,920	43,007
Fibra Shop Portafolios Inmobiliarios SAPI de CV	54,953	45,091
Fibra Uno Administracion SA de CV	49,340	90,208
Macquarie Mexico Real Estate Management SA de CV	73,116	89,520
PLA Administradora Industrial S de RL de CV	53,373	88,360
Prologis Property Mexico SA de CV	49,392	81,030
Total Real Estate Investment Trusts (REITs)		603,481
Real Estate Management & Development - 2.9%
Corporacion Inmobiliaria Vesta SAB de CV	42,253	58,227
Grupo GICSA SA de CV (a)	41,525	26,984
Total Real Estate Management & Development		85,211
Transportation Infrastructure - 7.3%
Grupo Aeroportuario del Centro Norte SAB de CV	12,682	74,759
Grupo Aeroportuario del Pacifico SAB de CV	8,486	80,673
Grupo Aeroportuario del Sureste SAB de CV	4,212	61,612
Total Transportation Infrastructure		217,044
Total Mexico		1,099,446

The accompanying notes are an integral part of these financial statements.

9

TierraXPTM Latin America Real Estate ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
United States - 7.2%
Real Estate Investment Trusts (REITs) - 2.2%
Prologis, Inc.	1,196	$64,034
Real Estate Management & Development - 5.0%
Brookfield Property Partners LP ^	3,003	68,829
CBRE Group, Inc. (a)	1,700	47,566
Jones Lang LaSalle, Inc.	286	32,544
Total Real Estate Management & Development		148,939
Total United States		212,973
TOTAL COMMON STOCKS (Cost $2,569,537)		2,942,347
RIGHTS - 0.1%
Aliansce Shopping Center	2,197	298
Helbor Empreedimentos	7,064	760
TOTAL RIGHTS (Cost $796)		1,058
SHORT-TERM INVESTMENTS - 2.4%
Mount Vernon Prime Portfolio, 0.68% (b) +	69,772	69,772
TOTAL SHORT-TERM INVESTMENTS (Cost $69,772)		69,772
Total Investments (Cost $2,640,105) - 101.6%		3,013,177
Liabilities in Excess of Other Assets - (1.6)%		(49,456)
TOTAL NET ASSETS - 100.0%		$2,963,721

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at September 30, 2016.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $69,772 as of September 30, 2016.
^	All or a portion of this security is out on loan as of September 30, 2016. Total value of securities out on loan is $68,049.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

10

TierraXPTM Latin America Real Estate ETF

STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2016

TierraXPTM Latin
America Real
Estate ETF
ASSETS
Investments in securities, at fair value*	$3,013,177
Cash	17,188
Dividends and interest receivable	5,049
Total Assets	$3,035,414

LIABILITIES
Collateral received for securities loaned (Note 7)	69,772
Management fees payable	1,921
Total Liabilities	71,693
Net Assets	$$2,963,721

NET ASSETS CONSIST OF:
Paid-in Capital	$2,502,056
Undistributed net investment income	(164)
Accumulated net realized gain on investments	88,568
Net unrealized appreciation on:
Investments in securities	373,072
Foreign currency and translation of other assets and liabilities in foreign currency	189
Net Assets	$2,963,721

*Identified Cost:
Investments in unaffiliated securities	$2,640,105

Shares Outstanding^	100,000

Net Asset Value, Offering and Redemption Price per Share	$$29.64

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.
11

TierraXPTM Latin America Real Estate ETF

STATEMENT OF OPERATIONS
For the period ended September 30, 2016

TierraXPTM Latin America Real Estate ETF[1]
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $11,711)	$113,103
Securities lending income	289
Total Investment Income	113,392
Expenses:
Management fees	17,488
Total Expenses	17,488
Net Investment Income	95,904
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	54,830
Net Change in Unrealized Appreciation of:
Unaffiliated investments in securities	373,072
Foreign currency and foreign currency translation	189
Net change in unrealized appreciation on investments	373,261
Net Realized and Unrealized Gain on Investments	428,091
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$523,995

[1]	Fund commenced operations on December 2, 2015. The information presented is for the period from December 2, 2015 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.
12

TierraXPTM Latin America Real Estate ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended September 30, 2016*
OPERATIONS
Net investment income	$95,904
Net realized gain on investments	54,830
Net change in unrealized appreciation of investments	373,261
Net increase in net assets resulting from operations	523,995
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(93,090)
Total Distributions to Shareholders	(93,090)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	2,500,000
Transaction Fee (Note 1)	32,816
Net increase in net assets from capital share transactions	2,532,816
Net increase in net assets	2,963,721
NET ASSETS
Beginning of Period	—
End of Period	$2,963,721
Undistributed net investment income	$(164)

(a) Summary of share transactions is as follows:
	Period Ended September 30, 2016*
	Shares	Amount
Shares Sold	100,000	$2,500,000
Reinvested Dividends	—	—
Shares Redeemed	—	—
	100,000	$2,500,000
Beginning Shares	—
Ending Shares	100,000

*Fund commenced operations on December 2, 2015. The information presented is for the period from December 2, 2015 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.
13

TierraXPTM Latin America Real Estate ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended September 30, 2016[1]
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.98
Net realized and unrealized gain (loss) on investments	4.59
Total from investment operations	5.57
Less Distributions:
Distributions from net investment income	(0.93)
Total distributions	(0.93)
Net asset value, end of period	$29.64
Total Return	22.63%	[3]
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$2,964
Expenses to Average Net Assets	0.79%	[4]
Net Investment Income (Loss) to Average Net Assets	5.88%	[4]
Portfolio Turnover Rate	44%	[3]

 1Commencement of operations on December 2, 2015.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.
14

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016

NOTE 1 – ORGANIZATION

TierraXPTM Latin America Real Estate ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Solactive Latin America Real Estate Index (“The Index”). The Fund commenced operations on December 2, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, are included in “Transaction Fees” in the Statement of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

15

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2016, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Fund’s assets measured at fair value:

TierraXPTM Latin America Real Estate ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,942,347	$—	$—	$2,942,347
Rights	1,058	—	—	1,058
Short-Term Investments	69,772	—	—	69,772
Total Investments in Securities	$3,013,177	$—	$—	$3,013,177

^ See Schedule of Investments for classifications by sector or country.
16

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016.  Transfers between levels are recognized at the end of the reporting period.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a monthly basis.  Distributions to Shareholders from net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

17

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE   is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not use derivatives during the period ended September 30, 2016.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.79% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.79% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with Tierra Funds, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. Tierra Funds, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S.. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

18

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

U.S. Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended September 30, 2016, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended September 30, 2016:

	Purchases	Sales
TierraXPTM Latin America Real Estate ETF	$2,751,750	$1,176,521

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended September 30, 2016:

	Purchases In- Kind	Sales In- Kind

TierraXPTM Latin America Real Estate ETF	$927,032	$—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended September 30, 2016.
19

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of September 30, 2016, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

	Values of	Fund
	Securities	Collateral
Fund	on Loan	Received*
TierraXPTM Latin America Real Estate ETF	$68,049	$69,772

* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Interest income earned on collateral investments and recognized by the Fund during the period ended September 30, 2016, were as follows:

Interest Income Earned
Interest Income
Earned net of
Fund	applicable Fees
TierraXPTM Latin America Real Estate ETF	$289

Offsetting Assets and Liabilities

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a  counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting as of September 30, 2016.

20

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

Fund	Description	Gross Amounts of Recognized Liabilities	Gross Amounts in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount
TierraXPTM
Latin
America
Real Estate	Securities
ETF	Lending	$69,772	$69,772	$—	$69,772	$—

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2016 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
TierraXPTM Latin America Real Estate ETF	$2,642,639	$472,811	$(102,273)	$307,538

	Undistributed	Undistributed	Total	Other	Total
	Ordinary	Long-term	Distributable	Accumulated	Accumulated
	Income	Gain	Earnings	(Loss)	Gain
TierraXPTM Latin	$89,615	$1,436	$91,051	$76	$461,665
America Real
Estate ETF

As of September 30, 2016, the Fund had accumulated capital loss carryovers of:

Capital Loss
	Carryover	Expires
TierraXPTM Latin America Real Estate ETF	None	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2017.

Late Year
	Ordinary	Post-October
	Loss	Capital Loss
TierraXPTM Latin America Real Estate ETF	None	None

21

TierraXPTM Latin America Real Estate ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid $93,090 from ordinary income during the period ended September 30, 2016.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

22

TierraXPTM Latin America Real Estate ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETF Managers Trust
and the Shareholders of TierraXP Latin America Real Estate ETF:

We have audited the accompanying statement of assets and liabilities of the ETF Managers Trust, which includes TierraXP Latin America Real Estate ETF (the “Fund”), including the schedule of investments as of September 30, 2016, and the related statements of its operations, the changes in its net assets and financial highlights for the period December 2, 2015 (commencement of operations) to September 30, 2016.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ETF Managers Trust, which includes TierraXP Latin America Real Estate ETF, as of September 30, 2016, and the results of its operations and changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ WithumSmith+Brown, PC

New York, NY
November 28, 2016

23

TierraXPTM Latin America Real Estate ETF

Frequency Distribution of Premiums and Discounts (Unaudited)

TierraXPTM Latin America Real Estate ETF Closing Price vs. NAV

 The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for each Fund is at a premium or discount to its daily net asset value (NAV).  The chart presented represents past performance and cannot be used to predict future results.

	December 2, 2015* through
TierraXPTM Latin America Real Estate ETF	September 30, 2016
	Number	Percentage of
Premium/Discount Range	of Days	Total Days
Greater than 1.00%	186	88.6
Greater Than or equal to 0.75% And Less Than 1.00%	0	0.0
Greater Than or Equal to 0.50% And Less Than 0.75%	3	1.4
Greater Than or Equal to 0.25% And Less Than 0.50%	3	1.4
Greater Than or Equal to 0.00% And Less Than 0.25%	3	1.4
Less Than or Equal to 0.0% And Greater Than -0.25%	2	1.0
Less Than or Equal to -0.25% And Greater Than -0.50%	4	1.9
Less Than or Equal to -0.50% And Greater Than -0.75%	2	1.0
Less Than or Equal to -0.75% And Greater Than -1.00%	3	1.4
Less than -1.00%	4	1.9

*First day of secondary market trading
24

TierraXPTM Latin America Real Estate ETF

SUPPLEMENTARY INFORMATION
September 30, 2016 (Unaudited)

FEDERAL TAX INFORMATION
(Unaudited)

During the year ended September 30, 2016, the Fund did not declare any long-term realized gains distributions.

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
TierraXPTM Latin America Real Estate ETF	11.24%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2016 was as follows:

Fund Name	Dividends Received Deduction
TierraXPTM Latin America Real Estate ETF	0.00%

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Fund’s portfolio holdings are posted on the Fund’s website at www.tierrafunds.com daily.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.tierrafunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.tierrafunds.com. Read the prospectus carefully before investing.

25

TierraXPTM Latin America Real Estate ETF

EXPENSE EXAMPLE
For the period Ended September 30, 2016

As a shareholder of TierraXPTM Latin America Real Estate ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and in other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

TierraXPTM Latin America Real Estate ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	April 1, 2016	September 30, 2016	During the Period^
Actual	$1,000.00	$1,113.00	$4.17

Hypothetical (5% annual)	$1,000.00	$1,012.05	$3.99

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366 (to reflect the period from April 1, 2016 to September 30, 2016.
26

TierraXP™ Latin America Real Estate ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, Summit, New Jersey 07901.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group, LLC (since 2013); Chief Executive Officer and Chief Compliance Officer, Factor Advisors, LLC (2012-2014); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014); President and Chief Executive Officer, GENCAP Ventures, LLC (holding company) (2012–2013); Chief Executive Officer, MacroMarkets LLC (exchange traded funds) (2005–2011); President, Chief Executive and Chief Compliance Officer, Macro Financial (financial services) (2005–2011).	12	None
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Operating Officer and Chief Compliance Officer, Exchange Traded Managers Group, LLC (since 2016); Partner, Crow & Cushing (2007–2016).	12	n/a
John A. Flanagan (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Group, Inc., (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2014); Chief Financial Officer, Macromarkets LLC (exchange traded funds) (2007–2010)
			n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.
27

TierraXP Latin America Real Estate ETF

Board of Trustees

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John W. Southard (1969)	Trustee (since 2012)	Director and Co-Founder, T2 Capital Management, 2010 to present; Co-Founder and Head of Research and Trading, PowerShares Capital Management, 2002 to 2009.	12	None
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006–2011).	12	None

28

TierraXPTM Latin America Real Estate ETF

ETF MANAGERS TRUST

Privacy Policy and Procedures

ETF Managers Trust, (the “Trust”) has adopted the following privacy policies in order to safeguard the personal information of the Trust’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Trust officers are responsible for ensuring that the following policies and procedures are implemented:

1)
The Trust is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations[1].  The Trust will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2)
The Trust conducts its business affairs through its trustees, officers and third parties that provide services pursuant to agreements with the Trust.  The Trust has no employees.  It is anticipated that the trustees and officers of the Trust who are not employees of service providers of the Trust will not have access to customer records and information in the performance of their normal responsibilities for the Trust.

3)	The Trust may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4)
The Trust may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P.  Pursuant to this policy, the Trust will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Trust has adopted the following procedures:

1)
The Trust will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2)
The Trust will direct each of its Service Providers to adhere to the privacy policy of the Trust and to its privacy policies with respect to all customer information of the Trust and to take all actions reasonably necessary so that the Trust is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3)
The Trust requires its Service Providers to provide periodic reports to the Trust’s Board of Trustees outlining their privacy policies and the implementation of such policies.  Each Service Provider is required to promptly report to the Trust’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

1  Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.
29

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A, Orinda, CA 94563

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100, Denver, Colorado 80203

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Annual Report
September 30, 2016

BlueStar TA-BIGITech™ Israel Technology ETF
Ticker: ITEQ

The Fund is a series of ETF Managers Trust.

BlueStar TA-BIGITechTM Israel Technology ETF

TABLE OF CONTENTS
September 30, 2016

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Bluestar TA-BIGITech Israel Technology Exchange-Traded Fund (“ITEQ” or the “Fund”). The following information pertains to the fiscal period from November 3, 2015 (the Fund’s Inception Date) to September 30, 2016.

The Fund saw positive performance during the fiscal period ended September 30, 2016. The NAV price for ITEQ was 2.31% while the TASE-Bluestar Israel Global Technology Index (“Index”), the Fund’s benchmark, was 2.96% over the same period. The difference was primarily attributable to Fund expenses that are not a part of the Index.

For the period ended September 30, 2016, the best performing securities in the Fund were Wix.com (up 149.31%), Mazor Robotics (up 114.84%), and Varonis Systems (up 93.20%). The worst performing securities in the Fund were Chiasma (down – 85.21%), Alcobra (down - 59.11%) and Protalix Biotherapeutics (down- 58.68%).

We believe Israeli companies play an essential role in the global high technology value chain. Most technology users, from online shoppers to Fortune 500 companies, use Israeli technology applications and solutions every day without ever being aware of it. From cybersecurity and defense to clean energy and agriculture, Israeli innovations power some of the biggest names in the tech industry today.

Even in industries where Israeli companies do not have dominant individual market share, the collective footprint of Israeli companies is significant in many key technology subsectors, and Israel- based Research & Development and non-public companies are usually significant contributors to that same sub-industry’s ecosystem.

There is much ahead for Israeli Technology companies and we are thankful you have joined us. You can find further details about ITEQ by visiting www.iteqetf.com, or by calling 1-844-ETF- MGRS. (1-844-383‐6477).

Sincerely,

Samuel Masucci III Chairman of the Board

Samuel Masucci III is a registered representative of ALPS Distributors, Inc.

2

BlueStar TA‐BIGITechTM Israel Technology ETF
Growth of $10,000 (Unaudited)

Cumulative Returns	Since Inception
Period Ended September 30, 2016	(11/2/2015)
BlueStar TA-BIGITechTM Israel Technology ETF (NAV)	2.31%
BlueStar TA-BIGITechTM Israel Technology ETF (Market)	2.60%
S&P 500 Index	5.20%
TASE-BlueStar Israel Global Technology IndexTM	2.96%

Total Fund Operating Expenses[1]	0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated May 27, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 2, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The unmanaged indices do not reflect fees and are not available for direct investment.

3

BlueStar TA-BIGITechTM Israel Technology ETF

Top Ten Holdings*

		% of Total
Security		Investments†
1	Mobileye NV	8.84%
2	Amdocs Ltd.	7.82%
3	Check Point Software Technologies, Ltd.	7.08%
4	OPKO Health, Inc.	3.88%
5	NICE-Systems Ltd.	3.70%
6	Elbit Systems Ltd.	3.63%
7	Verint Systems, Inc.	3.55%
8	Ormat Technologies, Inc.	2.74%
9	Imperva, Inc.	2.29%
10	Mellanox Technologies Ltd.	2.21%

Top Ten Holdings = 45.74% of Total Investments†
* Current Fund holdings may not be indicative of future Fund holdings.
† Percentage of total investments less cash.

4

BlueStar TA-BIGITechTM Israel Technology ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed by the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The BlueStar TA-BIGITechTM Israel Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the TASE-BlueStar Israel Global Technology IndexTM (“TA-BIGITechTM” or the “Index”).

Investment in securities of Israeli companies involves risks that may negatively affect the value of your investment in the Fund. Among other things, Israel’s economy depends on imports of certain key items, such as crude oil, coal, grains, raw materials and military equipment. Foreign investing involves special risks such as currency fluctuations and political uncertainty. Funds that invest in smaller companies may experience greater volatility. Funds that emphasize investments in technology generally will experience greater price volatility. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Fund is new with limited operating history.

The TASE- BlueStar Israel Technology Index™ (TA-BIGITech™) is an index of more than 60 Israeli technology companies listed on global stock exchanges in Tel Aviv, New York, London and elsewhere.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
5

BlueStar TA-BIGITechTM Israel Technology ETF

PORTFOLIO ALLOCATIONS
As of September 30, 2016

BlueStar TA- BIGITechTM Israel Technology ETF
As a percent of Net Assets:
Guernsey	9.9%
Israel	52.0
Jersey	0.5
Netherlands	10.6
Netherlands Antilles	0.9
United Kingdom	3.0
United States	23.0
Short-Term and other Net Assets (Liabilities)	0.1
100.0%

6

BlueStar TA-BIGITechTM Israel Technology ETF

Schedule of Investments
September 30, 2016

	Shares	Market Value
COMMON STOCKS - 99.9%
Guernsey - 9.9%
IT Services - 9.9%
Amdocs Ltd.	8,332	$482,005
SafeCharge International Group Ltd.	9,620	27,432
Total Guernsey		509,437
Israel - 52.0%
Aerospace & Defense - 4.4%
Elbit Systems Ltd.	2,344	223,989
Biotechnology - 1.8%
Enzymotec Ltd. (a)	3,500	24,500
Evogene Ltd. (a)	4,704	29,494
Kamada Ltd. (a)	6,864	35,306
Total Biotechnology		89,300
Communications Equipment - 5.2%
AudioCodes Ltd.(a) ^	5,960	31,826
Ceragon Networks Ltd. (a)	14,228	33,578
Ituran Location And Control Ltd.	2,096	55,460
RADCOM Ltd. (a)	2,204	45,006
Radware Ltd. (a)	4,072	55,950
Silicom Ltd.	1,028	42,559
Total Communications Equipment		264,379
Electronic Equipment, Instruments & Components - 2.4%
Orbotech Ltd. (a)	3,592	106,360
SuperCom Ltd. (a)	5,236	17,959
Total Electronic Equipment, Instruments & Components		124,319
Health Care Equipment & Supplies - 2.5%
Brainsway Ltd. (a)	5,660	24,218
Mazor Robotics Ltd. (a)	4,328	52,864
ReWalk Robotics Ltd. (a)	3,056	17,603
Syneron Medical Ltd. (a)	4,752	34,024
Total Health Care Equipment & Supplies		128,709
Household Durables - 0.6%
Maytronics Ltd.	8,240	28,945
Internet Software & Services - 3.6%
CYREN Ltd. (a)	10,640	26,068
Perion Network Ltd. (a)	18,944	22,982
Wix.com Ltd. (a) ^	3,044	132,201
Total Internet Software & Services		181,251
IT Services - 1.5%
Formula Systems (1985) Ltd.	1,072	41,777
Matrix IT Ltd.	4,904	35,369
Total IT Services		77,146
Life Sciences Tools & Services - 0.9%
Compugen Ltd. (a)	6,828	43,796

The accompanying notes are an integral part of these financial statements.

7

BlueStar TA-BIGITechTM Israel Technology ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
Machinery - 1.2%
Kornit Digital Ltd. (a)	2,344	$21,987
Sarine Technologies Ltd.	30,400	38,342
Total Machinery		60,329
Pharmaceuticals - 2.7%
Alcobra Ltd. (a)	4,416	10,908
Foamix Pharmaceuticals Ltd. (a)	4,056	37,559
MediWound Ltd. (a)	2,744	21,129
Neuroderm Ltd. (a)	1,788	33,060
Redhill Biopharma Ltd. (a)	24,760	36,488
Total Pharmaceuticals		139,144
Semiconductors & Semiconductor Equipment - 5.7%
Mellanox Technologies Ltd. (a)	3,152	136,324
Nova Measuring Instruments Ltd. (a)	3,708	43,796
Tower Semiconductor Ltd. (a)	7,172	107,320
Total Semiconductors & Semiconductor Equipment		287,440
Software - 17.4%
Allot Communications Ltd. (a)	5,784	30,152
Attunity Ltd. (a)	2,828	18,778
Check Point Software Technologies, Ltd. (a) ^	5,624	436,479
CyberArk Software Ltd. (a) ^	2,360	116,985
Hilan Ltd.	2,088	33,089
Magic Software Enterprises Ltd.	4,156	29,715
NICE-Systems Ltd.	3,408	228,237
Total Software		893,435
Technology Hardware, Storage & Peripherals - 2.1%
Stratasys Ltd. (a) ^	4,400	105,996
Total Israel		2,648,178
Jersey - 0.5%
Internet Software & Services - 0.5%
XLMedia PLC	22,424	26,231
Netherlands - 10.6%
Software - 10.6%
Mobileye NV (a) ^	12,808	545,236
Netherlands Antilles - 0.9%
Software - 0.9%
Sapiens International Corporation NV	3,364	43,828
United Kingdom - 3.0%
Communications Equipment - 0.8%
Telit Communications PLC	11,896	41,631
Diversified Financial Services - 1.2%
Plus500 Ltd.	6,988	60,006
Hotels, Restaurants & Leisure - 1.0%
888 Holdings PLC	19,232	55,214
Total United Kingdom		156,851

The accompanying notes are an integral part of these financial statements.

8

BlueStar TA-BIGITechTM Israel Technology ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
United States - 23.0%
Biotechnology - 1.6%
Chiasma, Inc. (a) ^	5,848	$17,193
Medgenics, Inc. (a)	4,264	23,750
Pluristem Therapeutics, Inc. (a)	17,284	27,699
Protalix BioTherapeutics, Inc. (a)	25,672	14,671
Total Biotechnology		83,313
Communications Equipment - 0.5%
Gilat Satellite Networks Ltd. (a)	5,493	26,626
Electric Utilities - 3.3%
Ormat Technologies, Inc.	3,484	168,695
Health Care Equipment & Supplies - 0.7%
EndoChoice Holdings, Inc. (a)	4,652	37,123
Internet Software & Services - 1.0%
LivePerson, Inc. (a)	6,068	51,198
Pharmaceuticals - 5.1%
OPKO Health, Inc. (a)	22,136	239,476
Oramed Pharmaceuticals, Inc. (a) ^	2,540	18,440
Total Pharmaceuticals		257,916
Semiconductors & Semiconductor Equipment - 2.9%
CEVA, Inc. (a)	2,220	77,855
DSP Group, Inc. (a)	3,120	37,471
SolarEdge Technologies, Inc. (a) ^	2,020	34,805
Total Semiconductors & Semiconductor Equipment		150,131
Software - 7.9%
Imperva, Inc. (a)	2,624	140,935
Varonis Systems, Inc. (a)	1,388	41,779
Verint Systems, Inc. (a)	5,824	219,157
Total Software		401,871
Total United States		1,176,873
TOTAL COMMON STOCKS (Cost $4,879,080)		5,106,634
SHORT-TERM INVESTMENTS - 20.7%

Mount Vernon Prime Portfolio, 0.68% (b) +	1,059,096	1,059,096
TOTAL SHORT-TERM INVESTMENTS (Cost $1,059,096)		1,059,096
Total Investments (Cost $5,938,176) - 120.6%		6,165,730
Liabilities in Excess of Other Assets - (20.6)%		(1,050,181)
TOTAL NET ASSETS - 100.0%		$5,115,549

The accompanying notes are an integral part of these financial statements.

9

BlueStar TA-BIGITechTM Israel Technology ETF

Schedule of Investments
September 30, 2016 (Continued)

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at September 30, 2016.
^	All or a portion of this security is out on loan as of September 30, 2016. Total value of securities out on loan is $1,043,372.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,059,096 as of September 30, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.
10

BlueStar TA-BIGITechTM Israel Technology ETF

STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2016

BlueStar TA- BIGITechTM Israel Technology ETF
ASSETS
Investments in securities, at fair value*	$6,165,730
Cash	6,131
Foreign Currency	395
Dividends and interest receivable	4,936
Securities lending income receivable	596
Total Assets	$6,177,788

LIABILITIES
Collateral received for securities loaned (Note 7)	1,059,096
Management fees payable	3,143
Total Liabilities	1,062,239
Net Assets	$5,115,549
NET ASSETS CONSIST OF:
Paid-in Capital	$4,901,905
Undistributed (accumulated) net investment income (loss)	7,135
Accumulated net realized gain (loss) on investments	(21,042)
Net unrealized appreciation (depreciation) on:
Investments in securities	227,554
Foreign currency and translation of other assets and liabilities in foreign
currency	(3)
Net Assets	$5,115,549

*Identified Cost:
Investments in securities	$5,938,176
Foreign currency	398

Shares Outstanding^	200,000
Net Asset Value, Offering and Redemption Price per Share	$25.58

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.
11

BlueStar TA-BIGITechTM Israel Technology ETF

STATEMENT OF OPERATIONS
For the period ended September 30, 2016

BlueStar TA- BIGITechTM Israel Technology ETF[1]
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $3,572)	$24,357
Securities lending income	5,579
Total investment income	29,936
Expenses:
Management fees	22,911
Total Expenses	22,911
Net Investment Income	7,025
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(22,955)
Foreign currency	2,023
Net Realized Gain on Investments and Foreign Currency	(20,932)
Net Change in Unrealized Appreciation (Depreciation) of:
Unaffiliated investments	227,554
Foreign currency and foreign currency translation	(3)
Net Change in Unrealized Appreciation of Investments and Foreign
Currency	227,551
Net Realized and Unrealized Gain on Investments	206,619
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$213,644

[1]	Fund commenced operations on November 2, 2015. The information presented is for the period from November 2, 2015 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.
12

BlueStar TA-BIGITechTM Israel Technology ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended September 30, 2016*
OPERATIONS
Net investment income	$7,025
Net realized loss on investments	(20,932)
Net change in unrealized appreciation of investments	227,551
Net increase in net assets resulting from operations	213,644
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	4,901,905
Net increase in net assets	5,115,549
NET ASSETS
Beginning of Period	—
End of Period	$5,115,549
Undistributed net investment income	$7,135

(a)	Summary of share transactions is as follows:

	Period Ended
	September 30, 2016*
	Shares	Amount
Shares Sold	200,000	$4,901,905
Reinvested Dividends	—	—
Shares Redeemed	—	—
	200,000	$4,901,905
Beginning Shares	—
Ending Shares	200,000

*	Fund commenced operations on November 2, 2015. The information presented is for the period from November 2, 2015 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.

13

BlueStar TA-BIGITechTM Israel Technology ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended September 30, 2016[1]
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net investment income (loss) [2]	0.05
Net realized and unrealized gain (loss) on investments	0.53
Total from investment operations	0.58
Less Distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$25.58
Total Return	2.31%	[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$5,116
Expenses to Average Net Assets	0.75%	[4]
Net Investment Income (Loss) to Average Net Assets	0.23%	[4]
Portfolio Turnover Rate	14%	[3]

1Commencement of operations on November 2, 2015.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.

14

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016

NOTE 1 – ORGANIZATION

BlueStar TA-BIGITechTM Israel Technology ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the TASE-BlueStar Israel Technology Index™. The Fund commenced operations on November 2, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NASDAQ Stock Market, LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2016, the Fund did not hold any fair valued securities.

15

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Funds’ assets measured at fair value:

BlueStar TA-BIGITechTM Israel Technology ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,106,634	$—	$—	$5,106,634
Short-Term Investments	1,059,096	—	—	1,059,096
Total Investments in Securities	$6,165,730	$—	$—	$6,165,730

^	See Schedule of Investments for classifications by country and industry.

There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016. Transfers between levels are recognized at the end of the reporting period.

16

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any are generally declared and paid by the Fund on a quarterly basis. Net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

17

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not use derivatives during the period ended September 30, 2016.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with ITEQ ETF Partners, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. ITEQ ETF Partners, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

18

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

US Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended September 30, 2016, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended September 30, 2016:

	Purchases	Sales
BlueStar TA-BIGITechTM Israel Technology ETF	$600,919	$498,804

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended September 30, 2016:

	Purchases In- Kind	Sales In- Kind

BlueStar TA-BIGITechTM Israel Technology ETF	$4,834,459	$—

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

During the period ended September 30, 2016, the Fund incurred broker commissions to Penserra Securities, LLC, an affiliated broker to the sub-advisor Penserra Capital Management, LLC, in the amount of $131.

There were no purchases or sales of U.S. Government obligations for the period ended September 30, 2016.

19

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 331/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of September 30, 2016, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of September 30, 2016, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
BlueStar TA-BIGITechTM Israel Technology ETF	$1,043,372	$1,059,096

* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Fund during the period ended September 30, 2016, were as follows:

Fees and Interest Income Earned

Fund	Interest income earned net of applicable fees
BlueStar TA-BIGITechTM Israel Technology ETF	$5,579

Offsetting Assets and Liabilities

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting as of September 30, 2016.

20

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

Fund	Description	Gross Amount of Recognized Liabilities	Gross Amount in the Statement of Assets and Liabilities	Net Amount Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount
BlueStar TA-BIGITechTM Israel Technology ETF	Securities Lending	$1,059,096	$1,059,096	$1,059,096		—

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2016 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlueStar TA-BIGITechTM Israel Technology ETF	$5,954,417	$505,791	$(294,478)	$211,313

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
BlueStar TA-BIGITechTM Israel Technology ETF	$18,370	$—	$18,370	$(16,039)	$213,644

As of September 30, 2016, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
BlueStar TA-BIGITechTM Israel Technology ETF	NONE	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2017.

	Late Year Ordinary Loss	Post-October Capital Loss
BlueStar TA-BIGITechTM Israel Technology ETF	NONE	$16,036

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not pay any distributions from ordinary income or capital gains during the period ended September 30, 2016.

21

BlueStar TA-BIGITechTM Israel Technology ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

22

BlueStar TA-BIGITechTM Israel Technology ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETF Managers Trust and the Shareholders of BlueStar TA-BIGITech Israel Technology ETF:

We have audited the accompanying statement of assets and liabilities of the ETF Managers Trust, which includes BlueStar TA-BIGITech Israel Technology ETF (the “Fund”), including the schedule of investments, as of September 30, 2016 and the related statements of its operations, the changes in its net assets and financial highlights for the period November 2, 2015 (commencement of operations) to September 30, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ETF Managers Trust, which includes BlueStar TA-BIGITech Israel Technology ETF as of September 30, 2016, and the results of its operations and changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ WithumSmith+Brown, PC

New York, NY
November 28, 2016

23

BlueStar TA-BIGITechTM Israel Technology ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

BlueStar TA-BIGITechTM Israel Technology ETF Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for each Fund is at a premium or discount to its daily net asset value (NAV). The chart presented represents past performance and cannot be used to predict future results.

BlueStar TA-BIGITechTM Israel Technology ETF	November 2, 2015* through September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	3	1.3
Greater Than or equal to 0.75% And Less Than 1.00%	8	3.5
Greater Than or Equal to 0.50% And Less Than 0.75%	70	30.3
Greater Than or Equal to 0.25% And Less Than 0.50%	103	44.6
Greater Than or Equal to 0.00% And Less Than 0.25%	38	16.5
Less Than or Equal to 0.0% And Greater Than -0.25%	8	3.5
Less Than or Equal to -0.25% And Greater Than -0.50%	1	0.4
Less Than or Equal to -0.50% And Greater Than -0.75%	0	0.0
Less Than or Equal to -0.75% And Greater Than -1.00%	0	0.0
Less than -1.00%	0	0.0

*First day of secondary market trading

24

BlueStar TA-BIGITechTM Israel Technology ETF

SUPPLEMENTARY INFORMATION
September 30, 2016 (Unaudited)

FEDERAL TAX INFORMATION
(Unaudited)

During the year ended September 30, 2016, the Fund did not declare any long-term realized gains distributions.

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
BlueStar TA-BIGITechTM Israel Technology ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2016 was as follows:

Fund Name	Dividends Received Deduction
BlueStar TA-BIGITechTM Israel Technology ETF	0.00%

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Fund’s portfolio holdings are posted on the Fund’s website at www.iteqetf.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.iteqetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.iteqetf.com. Read the prospectus carefully before investing.

25

BlueStar TA-BIGITechTM Israel Technology ETF

Expense Example
For the six month period Ended September 30, 2016

As a shareholder of BlueStar TA-BIGITechTM Israel Technology ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

BlueStar TA-BIGITechTM Israel Technology ETF

	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,070.60	$3.88

Hypothetical (5% annual)	$1,000.00	$1,021.25	$3.79

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366 (to reflect the period from April 1, 2016 to September 30, 2016.

26

BlueStar TA‐BIGITechTM Israel Technology ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, Summit, New Jersey 07901.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group, LLC (since 2013); Chief Executive Officer and Chief Compliance Officer, Factor Advisors, LLC (2012-2014); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014); President and Chief Executive Officer, GENCAP Ventures, LLC (holding company) (2012–2013); Chief Executive Officer, MacroMarkets LLC (exchange traded funds) (2005–2011); President, Chief Executive and Chief Compliance Officer, Macro Financial (financial services) (2005–2011).	12	None
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Operating Officer and Chief Compliance Officer, Exchange Traded Managers Group, LLC (since 2016); Partner, Crow & Cushing (2007–2016).	12	n/a
John A. Flanagan (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Group, Inc. (commodity pool operator) (since 2014); Chief Financial Officer, Macromarkets LLC (exchange traded funds) (2007–2010)
			n/a	n/a

* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

27

BlueStar TA‐BIGITechTM Israel Technology ETF

Board of Trustees

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John W. Southard (1969)	Trustee (since 2012)	Director and Co-Founder, T2 Capital Management, 2010 to present; Co-Founder and Head of Research and Trading, PowerShares Capital Management, 2002 to 2009.	12	None
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006–2011).	12	None

28

BlueStar TA‐BIGITechTM Israel Technology ETF

ETF MANAGERS TRUST

Privacy Policy and Procedures

ETF Managers Trust, (the “Trust”) has adopted the following privacy policies in order to safeguard the personal information of the Trust’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Trust officers are responsible for ensuring that the following policies and procedures are implemented:

1)
The Trust is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations[1]. The Trust will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2)
The Trust conducts its business affairs through its trustees, officers and third parties that provide services pursuant to agreements with the Trust. The Trust has no employees. It is anticipated that the trustees and officers of the Trust who are not employees of service providers of the Trust will not have access to customer records and information in the performance of their normal responsibilities for the Trust.

3)	The Trust may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4)
The Trust may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P. Pursuant to this policy, the Trust will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Trust has adopted the following procedures:

1)
The Trust will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2)
The Trust will direct each of its Service Providers to adhere to the privacy policy of the Trust and to its privacy policies with respect to all customer information of the Trust and to take all actions reasonably necessary so that the Trust is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3)
The Trust requires its Service Providers to provide periodic reports to the Trust’s Board of Trustees outlining their privacy policies and the implementation of such policies. Each Service Provider is required to promptly report to the Trust’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

[1]	Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.

29

Advisor
ETF Managers Group, LLC
30 Maple Street #2, Summit, NJ 07901

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A, Orinda, CA 94563

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100, Denver, Colorado 80203

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Annual Report
September 30, 2016

The Restaurant ETF™
Ticker: BITE

The Fund is a series of ETF Managers Trust.

The Restaurant ETFTM

TABLE OF CONTENTS
September 30, 2016

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in The Restaurant Exchange-Traded Fund (“BITE” or the “Fund”). The following information pertains to the fiscal period from October 28, 2015 (the Fund’s Inception Date) to September 30, 2016.

The Fund saw positive performance during the fiscal period ended September 30, 2016. The NAV price for BITE rose 0.00%, while the BITE Index (“Index”), the Fund’s benchmark, rose 0.23% over the same period. The primary difference between the Fund return and the Index return was attributable to Fund expenses, which are not a part of the Index.

For the period ended September 30, 2016, the best performing securities in the Fund were Arcos Dorados Holdings (up 93.75%), Dominos Pizza (up 40.72%), and Wendy’s (up 24.86%). The worst performing securities in the Fund were Ruby Tuesday (down - 59.74%), Fiesta Restaurant Group (down - 47.10%), and Zoe’s Kitchen (down - 43.81%).

You can find further details about BITE by visiting www.biteetf.com, or by calling 1-800-ETF- MGRS (1-800-383-6477).

Sincerely,

Samuel Masucci III Chairman of the Board

Samuel Masucci III is a registered representative of ALPS Distributors, Inc.
2

The Restaurant ETFTM
Growth of $10,000 (Unaudited)

Cumulative Returns	Since Inception
Period Ended September 30, 2016	(10/27/2015)
The Restaurant ETFTM (NAV)	0.00%
The Restaurant ETFTM (Market)	0.12%
S&P 500 Index	7.17%
The BITE Index	0.23%

Total Fund Operating Expenses[1]	0.75%
1. The expense ratio is taken from the Fund’s most recent prospectus dated May 27, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on October 27, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. The unmanaged indices do not reflect fees and are not available for direct investment.
3

The Restaurant ETFTM

Top Ten Holdings*

	Security	% of Total Investments†
1	Del Taco Restaurants, Inc.	2.53%
2	Domino’s Pizza, Inc.	2.49%
3	Papa John’s International, Inc.	2.47%
4	Arcos Dorados Holdings, Inc.	2.39%
5	Dunkin’ Brands Group, Inc.	2.39%
6	Wingstop, Inc.	2.24%
7	El Pollo Loco Holdings, Inc.	2.24%
8	Jack in the Box, Inc.	2.23%
9	Brinker International, Inc.	2.23%
10	Yum! Brands, Inc.	2.20%
Top Ten Holdings = 23.41% of Total Investments†
* Current Fund holdings may not be indicative of future Fund holdings.
† Percentage of total investments less cash.
4

The Restaurant ETFTM

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The Restaurant ETFTM (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the BITE Index (the “Index”).

The Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the retail sector. Returns on investments in foreign companies could be more volatile than, or trail the returns on, investments in U.S. companies. Smaller companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Companies owning and operating restaurants may be affected by the performance of the domestic and international economy, interest rates, rates of inflation, exchange rates, competition, consumer confidence and reputational damage. These companies may be subject to severe competition, which may have an adverse impact on their profitability. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Fund is new with limited operating history.

The BITE Index is an equal-weighted index of all restaurants that are publicly traded in the United States with a market cap of $200 million or greater and $1 million of daily average turnover. An equal-weighted approach helps to minimize the outsized impact that a few mega-cap restaurant operators can have on more traditional, market cap-weighted indexes.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
5

The Restaurant ETFTM

PORTFOLIO ALLOCATION
As of September 30, 2016

The Restaurant ETFTM
As a percent of Net Assets:
Canada	2.7%
United States	93.9
Virgin Islands (UK)	3.0
Short-Term and other Net Assets (Liabilities)	0.4
100.0%
6

The Restaurant ETFTM

Schedule of Investments
September 30, 2016

	Shares	Market Value
COMMON STOCKS - 99.6%
Canada - 2.7%
Hotels, Restaurants & Leisure - 2.7%
Restaurant Brands International, Inc.	737	$32,855
United States - 93.9%
Hotels, Restaurants & Leisure - 93.9%
Biglari Holdings, Inc. (a)	77	33,574
BJ’s Restaurants, Inc. (a)	686	24,387
Bloomin’ Brands, Inc.	1,618	27,894
Bob Evans Farms, Inc.	693	26,542
Brinker International, Inc.	685	34,545
Buffalo Wild Wings, Inc. (a)	211	29,696
Carrols Restaurant Group, Inc. (a)	2,535	33,487
Chipotle Mexican Grill, Inc. (a) ^	69	29,222
Chuy’s Holdings, Inc. (a)	933	26,068
Cracker Barrel Old Country Store, Inc. ^	207	27,370
Darden Restaurants, Inc.	456	27,962
Dave & Buster’s Entertainment, Inc. (a)	787	30,835
Del Frisco’s Restaurant Group, Inc. (a)	1,987	26,765
Del Taco Restaurants, Inc. (a) ^	3,290	39,217
Denny’s Corporation (a)	2,863	30,605
DineEquity, Inc.	366	28,984
Domino’s Pizza, Inc. ^	254	38,570
Dunkin’ Brands Group, Inc. ^	712	37,081
El Pollo Loco Holdings, Inc. (a)	2,760	34,748
Fiesta Restaurant Group, Inc. (a)	1,223	29,352
Jack in the Box, Inc. ^	361	34,634
McDonald’s Corporation	253	29,186
Panera Bread Co. (a)	140	27,261
Papa John’s International, Inc. ^	486	38,321
Popeyes Louisiana Kitchen, Inc. (a)	529	28,111
Potbelly Corporation (a)	2,323	28,875
Red Robin Gourmet Burgers, Inc. (a)	606	27,234
Ruby Tuesday, Inc. (a)	7,920	19,800
Ruth’s Hospitality Group, Inc.	1,854	26,178
Shake Shack, Inc. (a) ^	802	27,805
Sonic Corporation	1,034	27,070
Starbucks Corporation	561	30,373
Texas Roadhouse, Inc.	687	26,814
The Cheesecake Factory, Inc. ^	617	30,887
The Habit Restaurants, Inc. (a)	1,718	24,052
Wendy’s Co.	2,999	32,389
Wingstop, Inc. ^	1,187	34,779
Yum! Brands, Inc.	375	34,054
Zoe’s Kitchen, Inc. (a)	833	18,484
Total Hotels, Restaurants & Leisure		1,163,211
Total United States		1,163,211

The accompanying notes are an integral part of these financial statements.
7

The Restaurant ETFTM

Schedule of Investments
September 30, 2016 (continued)

	Shares	Market Value
Virgin Islands (UK) - 3.0%
Hotels, Restaurants & Leisure - 3.0%
Arcos Dorados Holdings, Inc. (a)	7,045	$37,126
TOTAL COMMON STOCKS (Cost $1,356,811)		1,233,192
SHORT-TERM INVESTMENTS - 25.7%

Mount Vernon Prime Portfolio, 0.68% (b) +	317,740	317,740
TOTAL SHORT-TERM INVESTMENTS (Cost $317,740)		317,740
Total Investments (Cost $1,674,551) - 125.3%		1,550,932
Liabilities in Excess of Other Assets - (25.3)%		(313,268)
TOTAL NET ASSETS - 100.0%		$1,237,664

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at September 30, 2016.
^	All or a portion of this security is out on loan as of September 30, 2016. Total value of securities out on loan is $313,449.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $317,740 as of September 30, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.
8

The Restaurant ETFTM

STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2016

The Restaurant ETFTM
ASSETS
Investments in securities, at fair value*	$1,550,932
Cash	4,621
Dividends and interest receivable	437
Securities lending income receivable	199
Total Assets	$1,556,189
LIABILITIES
Collateral received for securities loaned (Note 7)	317,740
Management fees payable	785
Total Liabilities	318,525
Net Assets	$1,237,664
NET ASSETS CONSIST OF:
Paid-in Capital	$1,342,289
Undistributed (accumulated) net investment income	3,590
Accumulated net realized gain on investments	15,404
Net unrealized depreciation on:
Investments in securities	(123,619)
Net Assets	$1,237,664

*Identified Cost:
Investments in unaffiliated securities	$1,674,551

Shares Outstanding^	50,000
Net Asset Value, Offering and Redemption Price per Share	$24.75

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.
9

The Restaurant ETFTM

STATEMENT OF OPERATIONS
For the period ended September 30, 2016

The Restaurant ETFTM 1
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholdings tax of $11,711)	$27,917
Securities lending income	3,271
Total Investment Income	31,188

Expenses:
Management fees	15,098
Total Expenses	15,098
Net Investment Income (Loss)	16,090

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on:
Unaffiliated investments	15,404
In-Kind redemptions	33,959
Net Realized Gain on Investments and In-kind Redemptions	49,363
Net Change in Unrealized Depreciation of:
Unaffiliated investments in securities and foreign currency	(123,619)
Net Realized and Unrealized Loss on Investments	(74,256)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(58,166)

[1]	Fund commenced operations on October 27, 2015. The information presented is for the period from October 27, 2015 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.
10

The Restaurant ETFTM

STATEMENT OF CHANGES IN NET ASSETS

Period Ended September 30, 2016*
OPERATIONS
Net investment income	$16,090
Net realized gain on investments and In-Kind redemptions	49,363
Net change in unrealized depreciation of investments	(123,619)
Net decrease in net assets resulting from operations	(58,166)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(12,500)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares (a)	1,308,330
Net increase in net assets	1,237,664
NET ASSETS
Beginning of Period	—
End of Period	$1,237,664
Undistributed net investment income	$3,590

(a) Summary of share transactions is as follows:

	Period Ended September 30, 2016*
	Shares	Amount
Shares Sold	150,000	$3,775,415
Reinvested Dividends	—	—
Shares Redeemed	(100,000)	(2,467,085)
	50,000	$1,308,330
Beginning Shares	—
Ending Shares	50,000

*Fund commenced operations on October 27, 2015. The information presented is for the period from October 27, 2015 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.
11

The Restaurant ETFTM

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

Period Ended September 30, 2016[1]
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net investment income [2]	0.19
Net realized and unrealized loss on investments	(0.19)
Total from investment operations	—
Less Distributions:
Distributions from net investment income	(0.25)
Total distributions	—
Net asset value, end of period	$24.75
Total Return	0.00%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$1,238
Expenses to Average Net Assets	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	0.79%[4]
Portfolio Turnover Rate	24%[3]

1Commencement of operations on October 27, 2015.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.
12

The Restaurant ETFTM
NOTES TO FINANCIAL STATEMENTS
September 30, 2016

NOTE 1 – ORGANIZATION

The Restaurant ETFTM (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the BITE Index. The Fund commenced operations on October 27, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NASDAQ Stock Market, LLC. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2016, the Fund did not hold any fair valued securities.

13

The Restaurant ETFTM

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide  variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.
Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In  such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Funds’ assets measured at fair value:

The Restaurant ETFTM
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,233,192	$—	$—	$1,233,192
Short-Term Investments	317,740	—	—	317,740
Total Investments in Securities	$1,550,932	$—	$—	$1,550,932

^ See Schedule of Investments for classifications by country and industry.

There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016.  Transfers between levels are recognized at the end of the reporting period.
14

The Restaurant ETFTM

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.  Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any are generally declared and paid by the Fund on a quarterly basis. Net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

15

The Restaurant ETFTM

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not use derivatives during the period ended September 30, 2016.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Advisor at an annual rate of 0.75% of the Fund’s average daily net assets. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with Big Tree Capital, LLC (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. Big Tree Capital, LLC is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in capacity of an investment adviser to the Fund.
16

The Restaurant ETFTM

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.

US Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended September 30, 2016, the Fund did not incur any 12b-1 expenses.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended September 30, 2016:

	Purchases	Sales
The Restaurant ETFTM	$584,665	$529,501

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended September 30, 2016:

	Purchases In- Kind	Sales In- Kind

The Restaurant ETFTM	$3,706,849	$2,454,565

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

During the period ended September 30, 2016, the Fund incurred broker commissions to Penserra Securities, LLC, an affiliated broker to the sub-advisor Penserra Capital Management, LLC, in the amount of $12.

There were no purchases or sales of U.S. Government obligations for the period ended September 30, 2016.
17

The Restaurant ETFTM

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

NOTE 7 – SECURITIES LENDING

The Fund may lend up to 331/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of September 30, 2016, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of September 30, 2016, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
The Restaurant ETFTM	$313,449	$317,740

* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Fund during the period ended September 30, 2016, were as follows:

Fees and Interest Income Earned
Fund	Interest income earned net of applicable fees
The Restaurant ETFTM	$3,271

Offsetting Assets and Liabilities

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting as of September 30, 2016.
18

The Restaurant ETFTM

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

Fund	Description	Gross Amount of Recognized Liabilities	Gross Amount in the Statement of Assets and Liabilities	Net Amount Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount
The Restaurant ETFTM	Securities Lending	$317,740	$317,740	$—	$317,740	$—

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2016 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
The Restaurant ETFTM	$1,674,818	$53,869	$(177,755)	$(123,886)

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
The Restaurant ETFTM	$19,261	$—	$19,261	$—	$(104,625)

As of September 30, 2016, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
The Restaurant ETFTM	None	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2017.

	Late Year Ordinary Loss	Post-October Capital Loss
The Restaurant ETFTM	None	None

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid $12,500 from ordinary income during the period ended September 30, 2016.
19

The Restaurant ETFTM

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
20

The Restaurant ETFTM

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETF Managers Trust
and the Shareholders of The Restaurant ETF:

We have audited the accompanying statement of assets and liabilities of the ETF Managers Trust, which includes The Restaurant ETF (the “Fund”), including the schedule of investments, as of September 30, 2016 and the related statements of its operations, the changes in its net assets and financial highlights for the period October 27, 2015 (commencement of operations) to September 30, 2016.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ETF Managers Trust as of September 30, 2016, which includes The Restaurant ETF, and the results of its operations and changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ WithumSmith+Brown, PC

New York, NY
November 28, 2016
21

The Restaurant ETFTM

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

The Restaurant ETFTM Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for each Fund is at a premium or discount to its daily net asset value (NAV).  The chart presented represents past performance and cannot be used to predict future results.

The Restaurant ETFTM	October 27, 2015* through September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	4	1.7
Greater Than or equal to 0.75% And Less Than 1.00%	4	1.7
Greater Than or Equal to 0.50% And Less Than 0.75%	15	6.4
Greater Than or Equal to 0.25% And Less Than 0.50%	24	10.2
Greater Than or Equal to 0.00% And Less Than 0.25%	77	32.8
Less Than or Equal to 0.0% And Greater Than -0.25%	70	29.8
Less Than or Equal to -0.25% And Greater Than -0.50%	20	8.5
Less Than or Equal to -0.50% And Greater Than -0.75%	10	4.3
Less Than or Equal to -0.75% And Greater Than -1.00%	4	1.7
Less than -1.00%	7	3.0

*First day of secondary market trading
22

The Restaurant ETFTM

SUPPLEMENTARY INFORMATION
September 30, 2016 (Unaudited)

FEDERAL TAX INFORMATION
(Unaudited)

During the year ended September 30, 2016, the Fund did not declare any long-term realized gains distributions.

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
The Restaurant ETF	74.34%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2016 was as follows:

Fund Name	Dividends Received Deduction
The Restaurant ETF	86.15%

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Fund’s portfolio holdings are posted on the Fund’s website at www.biteetf.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.biteetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.biteetf.com. Read the prospectus carefully before investing.
23

The Restaurant ETFTM

EXPENSE EXAMPLE
For the six month period Ended September 30, 2016 (Unaudited)

As a shareholder of The Restaurant ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and in other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

The Restaurant ETFTM

	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$969.40	$3.69

Hypothetical (5% annual)	$1,000.00	$1,021.25	$3.79

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366 (to reflect the period from April 1, 2016 to September 30, 2016.
24

The Restaurant ETFTM

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, Summit, New Jersey 07901.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group, LLC (since 2013); Chief Executive Officer and Chief Compliance Officer, Factor Advisors, LLC (2012-2014); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014); President and Chief Executive Officer, GENCAP Ventures, LLC (holding company) (2012-2013); Chief Executive Officer, MacroMarkets LLC (exchange traded funds) (2005-2011); President, Chief Executive and Chief Compliance Officer, Macro Financial (financial services) (2005-2011).	12	None
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Operating Officer and Chief Compliance Officer, Exchange Traded Managers Group, LLC (since 2016); Partner, Crow & Cushing (2007-2016).	12	n/a
John A. Flanagan (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Group, Inc. (commodity pool operator) (since 2014); Chief Financial Officer, Macromarkets LLC (exchange traded funds) (2007-2010)

			n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.
25

The Restaurant ETFTM

Board of Trustees

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John W. Southard (1969)	Trustee (since 2012)	Director and Co-Founder, T2 Capital Management, 2010 to present; Co-Founder and Head of Research and Trading, PowerShares Capital Management, 2002 to 2009.	12	None
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	12	None
26

The Restaurant ETFTM

ETF MANAGERS TRUST

Privacy Policy and Procedures

ETF Managers Trust, (the “Trust”) has adopted the following privacy policies in order to safeguard the personal information of the Trust’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Trust officers are responsible for ensuring that the following policies and procedures are implemented:

1)
The Trust is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations[1].  The Trust will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2)
The Trust conducts its business affairs through its trustees, officers and third parties that provide services pursuant to agreements with the Trust.  The Trust has no employees.  It is anticipated that the trustees and officers of the Trust who are not employees of service providers of the Trust will not have access to customer records and information in the performance of their normal responsibilities for the Trust.

3)	The Trust may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4)
The Trust may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P.  Pursuant to this policy, the Trust will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Trust has adopted the following procedures:

1)
The Trust will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2)
The Trust will direct each of its Service Providers to adhere to the privacy policy of the Trust and to its privacy policies with respect to all customer information of the Trust and to take all actions reasonably necessary so that the Trust is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3)
The Trust requires its Service Providers to provide periodic reports to the Trust’s Board of Trustees outlining their privacy policies and the implementation of such policies.  Each Service Provider is required to promptly report to the Trust’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

[1]	Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.

27

Advisor
ETF Managers Group, LLC
30 Maple Street #2, Summit, NJ 07901

Sub-Adviser
Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A, Orinda, CA 94563

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100, Denver, Colorado 80203

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

Annual Report
September 30, 2016

Etho Climate Leadership U.S. ETF
Ticker: ETHO

The Fund is a series of ETF Managers Trust.

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Etho Climate Leadership U.S. Exchange-Traded Fund (“ETHO” or the “Fund”). The following information pertains to the fiscal period from November 19, 2015 (the Fund’s Inception Date) to September 30, 2016.

The Fund saw positive performance during the fiscal period ended September 30, 2016. The NAV price for ETHO rose 8.43%, while the Etho Climate Leadership Index – U.S. (“Index”), the Fund’s benchmark, rose 7.80% over the same period.

For the period ended September 30, 2016, the best performing securities in the Fund were Energy Recovery Inc (up 646.73%), Nvidia Corp (up 177.97%), and Applied Materials Inc (up 105.24%). The worst performing securities in the Fund were Endo International (down -70.92%), FireEye Inc (down -53.71%), and SunPower Corp (down -55.49%).

As you may know, the Etho Climate Leadership Index U.S. ETF offers broad diversification across companies that have demonstrated efficiency and leadership with their use of resources and their supply chains when compared to industry peers. The Fund holds roughly 400 equities equally weighted and results in a carbon emissions profile that is, on average, 50-70% lower per dollar invested than conventional U.S. benchmark indices.1 ETHO avoids investment in any direct fossil fuel companies, as well as enablers of that industry, along with a series of other unsustainable industries such as Tobacco/Weapons/Gambling, etc. Equal weighting of the Fund allows for the elimination of equities that do not meet ETHO’S standards without there being a significant impact on the diversification or performance of the Fund. It also creates broad exposure to both the sectors and factors that potentially make for greater stability and higher performance.

There is much ahead for environmentally sustainable and socially responsible investing. We are thankful you have joined us by investing in the Etho Climate Leadership U.S. ETF.

You can find further details about ETHO by visiting www.ethoetf.com, or by calling 1-844-ETF- MGRS (1-844-383-6477).

Sincerely,

Samuel Masucci
III Chairman of
the Board

Samuel Masucci III is a registered representative of ALPS Distributors, Inc.

[1]	Etho Capital. www.ethocapital.com
1

Etho Climate Leadership U.S. ETF
Growth of $10,000

Cumulative Returns	Since Inception
Period Ended September 30, 2016	(11/18/2015)
Etho Climate Leadership U.S. ETF (NAV)	8.43%
Etho Climate Leadership U.S. ETF (Market)	8.26%
S&P 500 Index	6.04%
Etho Climate Leadership Index - U.S.	7.80%

Total Fund Operating Expenses[1]	0.45%
1.The expense ratio is taken from the Fund’s most recent prospectus dated May 27, 2016.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on November 18, 2015, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the redemption of Fund shares.  The chart assumes reinvestment of capital gains and dividends.

The unmanaged indices do not reflect fees and are not available for direct investment.
2

Etho Climate Leadership U.S. ETF

Top Ten Holdings*

	Security	% of Total Investments†
1	NVIDIA Corporation	0.46%
2	Newell Brands, Inc.	0.45%
3	Charter Communications, Inc.`	0.41%
4	GenMark Diagnostics, Inc.	0.40%
5	Centene Corporation	0.37%
6	LinkedIn Corporation	0.35%
7	Intersil Corporation	0.34%
8	Xylem, Inc.	0.32%
9	NetSuite, Inc.	0.29%
10	Energy Recovery, Inc.	0.29%

Top Ten Holdings = 3.68% of Total Investments†
* Current Fund holdings may not be indicative of future Fund holdings.
† Percentage of total investments less cash.
3

Etho Climate Leadership U.S. ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed by the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

The Etho Climate Leadership U.S. ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Etho Climate Leadership Index – US (the “Index”).

Funds that invest in smaller companies may experience greater volatility. The Fund’s return may not match or achieve a high degree of correlation with the return of the Etho Climate Leadership Index – US (ticker: ETHO INDEX). To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The Fund is new with limited operating history.

The Etho Climate Leadership Index™ (ECLI™) is an index of more than 350 companies listed on the NYSE Arca stock exchange that have the smallest carbon footprint in their industries.

S&P 500: The S&P 500 Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices.
4

Etho Climate Leadership U.S. ETF

PORTFOLIO ALLOCATIONS
As of September 30, 2016 (Unaudited)

Etho Climate Leadership U.S. ETF
As a percent of Net Assets:
Bermuda	2.7%
Ireland	2.1
Jersey	0.2
Netherlands	0.3
Switzerland	0.9
United Kingdom	0.3
United States	92.4
Virgin Islands (UK)	0.2
Mutual Funds	0.6
Short-Term and other Net Assets (Liabilities)	0.3
100.0%
5

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2016

	Shares	Market Value
COMMON STOCKS - 99.1% Bermuda - 2.7%
Insurance - 2.0%
Arch Capital Group Ltd. (a)	238	$18,864
Axis Capital Holdings Ltd.	337	18,309
Endurance Specialty Holdings Ltd.	291	19,046
Everest Re Group Ltd.	85	16,147
RenaissanceRe Holdings Ltd.	144	17,303
Validus Holdings Ltd.	362	18,035
White Mountains Insurance Group Ltd.	21	17,430
Total Insurance		125,134
IT Services - 0.2%
Genpact Ltd. (a)	609	14,586
Professional Services - 0.3%
IHS Markit Ltd.(a)	526	19,751
Specialty Retail - 0.2%
Signet Jewelers Ltd.	147	10,956
Total Bermuda		170,427
Ireland - 2.1%
Biotechnology - 0.4%
Alkermes PLC (a)	480	22,575
Building Products - 0.3%
Allegion PLC	257	17,710
Health Care Equipment & Supplies - 0.3%
Medtronic PLC ^	215	18,576
IT Services - 0.3%
Accenture PLC ^	160	19,547
Machinery - 0.3%
Pentair PLC	316	20,300
Pharmaceuticals - 0.5%
Allergan PLC (a)	56	12,897
Endo International PLC (a)	391	7,879
Jazz Pharmaceuticals PLC (a)	137	16,643
Total Pharmaceuticals		37,419
Total Ireland		136,127
Jersey - 0.2%
Auto Components - 0.2%
Delphi Automotive PLC	232	16,546

The accompanying notes are an integral part of these financial statements.
6

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
Netherlands - 0.3%
Electrical Equipment - 0.3%
Sensata Technologies Holding NV (a)	449	$17,412
Switzerland - 0.9%
Electronic Equipment, Instruments & Components - 0.3%
TE Connectivity Ltd.	270	17,383
Household Durables - 0.3%
Garmin Ltd.	414	19,918
Insurance - 0.3%
Allied World Assurance Co. Holdings Ltd.	477	19,280
Total Switzerland		56,581
United Kingdom - 0.3%
Insurance - 0.3%
Aon PLC	165	18,561
United States - 92.4%
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	229	16,135
Airlines - 0.4%
JetBlue Airways Corporation (a)	744	12,827
Southwest Airlines Co.	395	15,361
Total Airlines		28,188
Auto Components - 1.1%
Autoliv, Inc.	146	15,593
BorgWarner, Inc. ^	460	16,183
Gentex Corporation ^	1,050	18,438
Johnson Controls International PLC	438	20,364
Total Auto Components		70,578
Automobiles - 0.2%
Tesla Motors, Inc. (a)	79	16,118
Banks - 3.4%
Associated Banc-Corp	880	17,239
BancorpSouth, Inc.	751	17,423
Bank of Hawaii Corporation	241	17,501
Citizens Financial Group, Inc.	766	18,928
Commerce Bancshares, Inc.	360	17,734
First Citizens BancShares, Inc.	64	18,809
First Republic Bank	246	18,970
Fulton Financial Corporation	1,236	17,947

The accompanying notes are an integral part of these financial statements.
7

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
M&T Bank Corporation	149	$17,299
People’s United Financial, Inc.	1,054	16,674
SVB Financial Group (a)	158	17,465
Synovus Financial Corporation	566	18,412
Valley National Bancorp	1,710	16,638
Total Banks		231,039
Beverages - 0.5%
Dr Pepper Snapple Group, Inc.	182	16,618
Monster Beverage Corporation (a)	128	18,792
Total Beverages		35,410
Biotechnology - 2.2%
Agios Pharmaceuticals, Inc. (a)	342	18,064
Alexion Pharmaceuticals, Inc. (a)	109	13,357
Alnylam Pharmaceuticals, Inc. (a)	280	18,978
BioMarin Pharmaceutical, Inc. (a)	185	17,116
Celgene Corporation (a)	157	16,411
Incyte Corporation (a)	222	20,932
Ionis Pharmaceuticals, Inc. (a) ^	393	14,400
Regeneron Pharmaceuticals, Inc. (a)	39	15,679
Vertex Pharmaceuticals, Inc. (a)	179	15,611
Total Biotechnology		150,548
Building Products - 2.3%
Advanced Drainage Systems, Inc.	749	18,021
AO Smith Corporation	226	22,326
Apogee Enterprises, Inc.	401	17,921
Fortune Brands Home & Security, Inc.	320	18,592
Lennox International, Inc. ^	128	20,100
Masco Corporation	568	19,488
Simpson Manufacturing Co., Inc.	450	19,778
Trex Co., Inc. (a)	365	21,432
Total Building Products		157,658
Capital Markets - 2.4%
BlackRock, Inc. ^	51	18,485
Charles Schwab Corporation	597	18,847
E*TRADE Financial Corporation (a)	644	18,753
Interactive Brokers Group, Inc. ^	424	14,954
NorthStar Asset Management Group, Inc.	1,492	19,292
S&P Global, Inc.	173	21,896
SEI Investments Co.	404	18,426
T. Rowe Price Group, Inc.	230	15,295
TD Ameritrade Holding Corporation	524	18,466
Total Capital Markets		164,414
Chemicals - 2.6%
Albemarle Corporation	281	24,022
Celanese Corporation	285	18,970

The accompanying notes are an integral part of these financial statements.

8

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
Ecolab, Inc. ^	154	$18,745
International Flavors & Fragrances, Inc. ^	154	22,017
PPG Industries, Inc.	158	16,331
RPM International, Inc.	383	20,575
Sherwin-Williams Co.	59	16,323
Valspar Corporation	204	21,638
Westlake Chemical Corporation	391	20,919
Total Chemicals		179,540
Commercial Services & Supplies - 1.1%
Brink’s Co.	542	20,097
Cintas Corporation ^	187	21,056
Copart, Inc. (a)	408	21,853
Stericycle, Inc. (a)	143	11,460
Total Commercial Services & Supplies		74,466
Communications Equipment - 1.1%
Cisco Systems, Inc. ^	612	19,413
F5 Networks, Inc. (a) ^	163	20,316
Juniper Networks, Inc.	654	15,735
Palo Alto Networks, Inc. (a)	106	16,889
Total Communications Equipment		72,353
Construction & Engineering - 0.9%
AECOM (a)	598	17,779
EMCOR Group, Inc.	338	20,152
Jacobs Engineering Group, Inc. (a)	390	20,170
Total Construction & Engineering		58,101
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	107	19,165
Vulcan Materials Co.	160	18,197
Total Construction Materials		37,362
Consumer Finance - 0.3%
SLM Corporation (a)	2,606	19,467
Containers & Packaging - 0.8%
AptarGroup, Inc.	218	16,875
Avery Dennison Corporation	241	18,747
Sealed Air Corporation	358	16,404
Total Containers & Packaging		52,026
Distributors - 0.6%
Genuine Parts Co.	173	17,378
LKQ Corporation (a)	587	20,815
Total Distributors		38,193
Diversified Consumer Services - 0.2%
H&R Block, Inc. ^	589	13,635

The accompanying notes are an integral part of these financial statements.

9

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
Diversified Financial Services - 2.1%
CME Group, Inc.	197	$20,591
FactSet Research Systems, Inc.	103	16,696
Intercontinental Exchange, Inc.	70	18,855
Moody’s Corporation	173	18,732
Morningstar, Inc.	207	16,409
MSCI, Inc.	234	19,642
Nasdaq, Inc.	255	17,223
Voya Financial, Inc.	519	14,958
Total Diversified Financial Services		143,106
Diversified Telecommunication Services - 0.6%
SBA Communications Corporation (a)	170	19,067
Zayo Group Holdings, Inc. (a)	659	19,579
Total Diversified Telecommunication Services		38,646
Electric Utilities - 1.0%
Eversource Energy	296	16,037
Hawaiian Electric Industries, Inc.	541	16,149
ITC Holdings Corporation	418	19,429
NextEra Energy, Inc.	145	17,736
Total Electric Utilities		69,351
Electrical Equipment - 1.7%
Acuity Brands, Inc.	76	20,110
AMETEK, Inc.	339	16,197
Emerson Electric Co. ^	320	17,443
FuelCell Energy, Inc. (a) ^	2,383	12,916
Generac Holdings, Inc. (a)	456	16,553
Hubbell, Inc.	161	17,346
Rockwell Automation, Inc.	152	18,596
Total Electrical Equipment		119,161
Electronic Equipment, Instruments & Components -
3.6%
Amphenol Corporation	288	18,697
Badger Meter, Inc.	483	16,185
Corning, Inc.	845	19,984
Dolby Laboratories, Inc. ^	436	23,671
IPG Photonics Corporation (a) ^	183	15,070
Itron, Inc. (a)	390	21,746
Keysight Technologies, Inc. (a)	603	19,109
Littelfuse, Inc.	139	17,905
National Instruments Corporation	548	15,563
OSI Systems, Inc. (a)	260	16,999
Trimble Navigation Ltd. (a)	651	18,593
Universal Display Corporation (a)	316	17,541
VeriFone Systems, Inc. (a)	683	10,750
Zebra Technologies Corporation (a)	243	16,915
Total Electronic Equipment, Instruments & Components		248,728

The accompanying notes are an integral part of these financial statements.

10

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
Food & Staples Retailing - 1.2%
Costco Wholesale Corporation ^	111	$16,929
CVS Health Corporation ^	166	14,772
PriceSmart, Inc.	209	17,505
Walgreens Boots Alliance, Inc. ^	209	16,850
Whole Foods Market, Inc.	490	13,892
Total Food & Staples Retailing		79,948
Food Products - 1.6%
Hain Celestial Group, Inc. (a)	414	14,730
Kraft Heinz Co.	216	19,334
McCormick & Co., Inc. ^	175	17,486
Mead Johnson Nutrition Co.	216	17,066
Pinnacle Foods, Inc.	366	18,362
WhiteWave Foods Co. (a)	397	21,609
Total Food Products		108,587
Health Care Equipment & Supplies - 1.3%
Danaher Corporation	182	14,267
Edwards Lifesciences Corporation (a)	186	22,424
GenMark Diagnostics, Inc. (a)	2,676	31,577
Intuitive Surgical, Inc. (a)	28	20,295
Total Health Care Equipment & Supplies		88,563
Health Care Providers & Services - 3.4%
Aetna, Inc.	148	17,087
AMN Healthcare Services, Inc. (a) ^	514	16,381
Anthem, Inc.	123	15,413
Centene Corporation (a)	440	29,462
Cigna Corporation	115	14,987
Envision Healthcare Holdings, Inc. (a)	688	15,322
Henry Schein, Inc. (a)	98	15,972
Humana, Inc.	88	15,566
Laboratory Corporation of America Holdings (a)	145	19,935
MEDNAX, Inc. (a) ^	245	16,231
Quest Diagnostics, Inc.	235	19,888
UnitedHealth Group, Inc. ^	136	19,040
VCA, Inc. (a) ^	301	21,064
Total Health Care Providers & Services		236,348
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	1,245	16,397
Cerner Corporation (a)	309	19,080
Total Health Care Technology		35,477
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. (a) ^	30	12,705
Choice Hotels International, Inc.	311	14,020

The accompanying notes are an integral part of these financial statements.

11

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
International Speedway Corporation	454	$15,173
Starbucks Corporation	282	15,267
Total Hotels, Restaurants & Leisure		57,165
Household Durables - 2.6%
D.R. Horton, Inc.	583	17,607
Harman International Industries, Inc.	204	17,228
KB Home ^	1,211	19,521
Lennar Corporation	359	15,200
Newell Brands, Inc.	677	35,650
NVR, Inc. (a) ^	10	16,399
Tempur Sealy International, Inc. (a)	277	15,717
Toll Brothers, Inc. (a)	574	17,140
TopBuild Corporation (a)	572	18,990
Total Household Durables		173,452
Household Products - 0.8%
Church & Dwight Co., Inc.	364	17,443
Colgate-Palmolive Co. ^	245	18,164
Procter & Gamble Co.	198	17,771
Total Household Products		53,378
Independent Power and Renewable Electricity
Producers - 1.3%
NextEra Energy Partners LP	643	17,985
NRG Yield, Inc.	1,277	20,840
Ormat Technologies, Inc.	433	20,961
Pattern Energy Group, Inc.	895	20,129
Total Independent Power and Renewable Electricity
Producers		79,915
Industrial Conglomerates - 1.0%
3M Co. ^	102	17,975
Carlisle Cos, Inc.	174	17,847
General Electric Co. ^	548	16,232
Roper Technologies, Inc.	93	16,970
Total Industrial Conglomerates		69,024
Insurance - 2.3%
Alleghany Corporation (a)	35	18,376
Brown & Brown, Inc.	487	18,365
Cincinnati Financial Corporation	259	19,533
Markel Corporation (a)	19	17,647
Marsh & McLennan Cos, Inc.	285	19,166
MBIA, Inc. (a)	1,833	14,279
Torchmark Corporation	304	19,423
Travelers Cos, Inc.	171	19,587
XL Group Ltd.	465	15,638
Total Insurance		162,014

The accompanying notes are an integral part of these financial statements.
12

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	30	$25,120
Expedia, Inc.	156	18,208
Liberty Interactive Corporation (a)	428	17,064
Netflix, Inc. (a)	172	16,951
Priceline Group, Inc. (a) ^	13	19,129
TripAdvisor, Inc. (a) ^	249	15,732
Total Internet & Catalog Retail		112,204
Internet Software & Services - 1.9%
Alphabet, Inc. (a)	24	18,655
CommerceHub, Inc. - Series A (a)	42	664
CommerceHub, Inc. - Series C (a)	85	1,352
Facebook, Inc. (a)	155	19,882
LinkedIn Corporation (a)	147	28,094
Twitter, Inc. (a)	851	19,616
VeriSign, Inc. (a)	185	14,474
Zillow Group, Inc. (a)	694	24,047
Total Internet Software & Services		126,784
IT Services - 3.8%
Alliance Data Systems Corporation (a) ^	74	15,875
Automatic Data Processing, Inc. ^	191	16,846
Broadridge Financial Solutions, Inc.	288	19,524
Cognizant Technology Solutions Corporation (a)	288	13,740
CoreLogic, Inc. (a)	479	18,786
Fidelity National Information Services, Inc.	273	21,029
Fiserv, Inc. (a)	168	16,711
FleetCor Technologies, Inc. (a)	116	20,153
Global Payments, Inc.	271	20,802
MasterCard, Inc.	214	21,779
Paychex, Inc.	315	18,229
Total System Services, Inc.	367	17,304
Vantiv, Inc. (a)	310	17,444
Visa, Inc. ^	226	18,690
Total IT Services		256,912
Leisure Products - 0.2%
Hasbro, Inc.	210	16,659
Life Sciences Tools & Services - 0.9%
Bio-Techne Corporation	175	19,163
Illumina, Inc. (a)	102	18,529
Waters Corporation (a)	128	20,287
Total Life Sciences Tools & Services		57,979
Machinery - 5.3%
CLARCOR, Inc.	309	20,085
Donaldson Co., Inc.	498	18,590

The accompanying notes are an integral part of these financial statements.
13

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
Energy Recovery, Inc. (a)	1,907	$30,474
Flowserve Corporation	361	17,415
Fortive Corporation	92	4,683
Graco, Inc.	198	14,652
IDEX Corporation	209	19,556
Illinois Tool Works, Inc. ^	167	20,013
ITT, Inc.	438	15,698
Lincoln Electric Holdings, Inc.	286	17,909
Lindsay Corporation	222	16,424
Snap-on, Inc. ^	108	16,412
Stanley Black & Decker, Inc. ^	164	20,169
Tennant Co.	316	20,477
Toro Co.	398	18,642
WABCO Holdings, Inc. (a)	164	18,619
Wabtec Corporation	211	17,228
Watts Water Technologies, Inc.	305	19,776
Xylem, Inc. ^	487	25,543
Total Machinery		352,365
Media - 2.6%
Charter Communications, Inc. (a)	121	32,666
DISH Network Corporation (a) ^	329	18,023
Liberty Braves Group (a)	44	768
Liberty Broadband Corporation (a)	310	22,159
Liberty Media Group LLC (a)	108	3,094
Liberty SiriusXM Group (a)	431	14,645
Scripps Networks Interactive, Inc.	256	16,253
Starz, Inc. (a)	610	19,026
Time Warner, Inc. ^	238	18,947
Twenty-First Century Fox, Inc.	585	14,473
Walt Disney Co.	166	15,415
Total Media		175,469
Metals & Mining - 1.3%
Carpenter Technology Corporation	480	19,804
Commercial Metals Co.	1,008	16,320
Compass Minerals International, Inc. ^	236	17,393
Nucor Corporation	367	18,148
Reliance Steel & Aluminum Co.	250	18,008
Total Metals & Mining		89,673
Multiline Retail - 0.5%
Dollar General Corporation	220	15,398
Dollar Tree, Inc. (a)	213	16,812
Total Multiline Retail		32,210

The accompanying notes are an integral part of these financial statements.
14

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
Multi-Utilities - 0.5%
CenterPoint Energy, Inc.	842	$19,560
Consolidated Edison, Inc.	231	17,394
Total Multi-Utilities		36,954
Personal Products - 0.2%
Estee Lauder Cos, Inc.	178	15,764
Pharmaceuticals - 0.6%
Bristol-Myers Squibb Co.	249	13,426
Zoetis, Inc. ^	396	20,596
Total Pharmaceuticals		34,022
Professional Services - 1.1%
Dun & Bradstreet Corporation	166	22,679
Equifax, Inc.	155	20,860
Nielsen Holdings PLC ^	317	16,982
Verisk Analytics, Inc. (a)	215	17,475
Total Professional Services		77,996
Real Estate Investment Trusts (REITs) - 4.0%
AvalonBay Communities, Inc. ^	91	16,183
Crown Castle International Corporation	192	18,088
Digital Realty Trust, Inc.	202	19,618
Equinix, Inc. ^	61	21,976
Equity Residential	240	15,439
Essex Property Trust, Inc. ^	75	16,703
Extra Space Storage, Inc.	199	15,803
Federal Realty Investment Trust ^	112	17,240
Hannon Armstrong Sustainable Infrastructure Capital,
Inc.	910	21,267
Kimco Realty Corporation	604	17,486
Prologis, Inc.	402	21,523
Realty Income Corporation ^	287	19,209
Regency Centers Corporation	227	17,590
Simon Property Group, Inc. ^	83	17,182
UDR, Inc. ^	463	16,663
Total Real Estate Investment Trusts (REITs)		271,970
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	642	17,963
Jones Lang LaSalle, Inc.	144	16,386
St. Joe Co. (a)	1,002	18,417
Total Real Estate Management & Development		52,766
Road & Rail - 0.5%
Avis Budget Group, Inc. (a)	579	19,807
Hertz Global Holdings, Inc. (a)	305	12,249
Total Road & Rail		32,056

The accompanying notes are an integral part of these financial statements.
15

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment - 6.6%
Analog Devices, Inc.	291	$18,755
Applied Materials, Inc.	847	25,537
Cypress Semiconductor Corporation ^	1,920	23,347
First Solar, Inc. (a) ^	235	9,280
Integrated Device Technology, Inc. (a)	790	18,249
Intel Corporation ^	535	20,196
Intersil Corporation	1,216	26,667
KLA-Tencor Corporation	239	16,661
Lam Research Corporation ^	220	20,836
Linear Technology Corporation ^	378	22,412
Maxim Integrated Products, Inc.	487	19,446
Microchip Technology, Inc.	347	21,563
NVIDIA Corporation	531	36,384
ON Semiconductor Corporation (a)	1,818	22,398
Power Integrations, Inc.	338	21,304
QUALCOMM, Inc. ^	312	21,372
Rambus, Inc. (a)	1,251	15,638
Skyworks Solutions, Inc.	224	17,055
SunPower Corporation (a)	674	6,012
Teradyne, Inc.	818	17,652
Texas Instruments, Inc. ^	295	20,703
Xilinx, Inc.	349	18,965
Total Semiconductors & Semiconductor Equipment		440,432
Software - 3.9%
Activision Blizzard, Inc.	531	23,523
Adobe Systems, Inc. (a) ^	191	20,731
ANSYS, Inc. (a)	185	17,133
Autodesk, Inc. (a) ^	282	20,397
FireEye, Inc. (a) ^	914	13,463
Intuit, Inc.	164	18,042
NetSuite, Inc. (a)	255	28,227
Red Hat, Inc. (a)	245	19,803
salesforce.com, Inc. (a)	233	16,620
ServiceNow, Inc. (a)	281	22,241
Splunk, Inc. (a)	369	21,653
Tableau Software, Inc. (a)	368	20,339
Workday, Inc. (a) ^	226	20,722
Total Software		262,894
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	108	16,105
AutoZone, Inc. (a)	21	16,135
Foot Locker, Inc.	262	17,743
L Brands, Inc.	191	13,517
Lowe’s Cos, Inc.	231	16,681

The accompanying notes are an integral part of these financial statements.
16

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
O’Reilly Automotive, Inc. (a)	62	$17,367
Ross Stores, Inc.	284	18,261
The Home Depot, Inc. ^	130	16,728
Tiffany & Co.	235	17,068
TJX Cos, Inc.	219	16,377
Tractor Supply Co.	190	12,797
Ulta Salon Cosmetics & Fragrance, Inc. (a)	99	23,560
Williams-Sonoma, Inc. ^	288	14,711
Total Specialty Retail		217,050
Technology Hardware, Storage & Peripherals - 1.2%
3D Systems Corporation (a) ^	1,281	22,994
Apple, Inc.	162	18,314
NetApp, Inc.	613	21,958
Western Digital Corporation	334	19,529
Total Technology Hardware, Storage & Peripherals		82,795
Textiles, Apparel & Luxury Goods - 1.4%
Hanesbrands, Inc.	604	15,251
Lululemon Athletica, Inc. (a)	264	16,100
NIKE, Inc. ^	276	14,531
Ralph Lauren Corporation	167	16,891
Under Armour, Inc. - Class A (a) ^	227	8,780
Under Armour, Inc. - Class C (a) ^	197	6,670
VF Corporation	249	13,956
Total Textiles, Apparel & Luxury Goods		92,179
Thrifts & Mortgage Finance - 1.1%
Capitol Federal Financial, Inc.	1,284	18,066
New York Community Bancorp, Inc. ^	1,047	14,899
TFS Financial Corporation	1,102	19,626
Washington Federal, Inc.	726	19,370
Total Thrifts & Mortgage Finance		71,961
Trading Companies & Distributors - 1.8%
Air Lease Corporation	522	14,919
Fastenal Co. ^	357	14,915
GATX Corporation ^	328	14,612
Herc Holdings, Inc. (a)	101	3,404
MSC Industrial Direct Co., Inc. ^	232	17,031
United Rentals, Inc. (a)	272	21,350
WESCO International, Inc. (a)	328	20,169
WW Grainger, Inc. ^	73	16,413
Total Trading Companies & Distributors		122,813
Water Utilities - 0.7%
American States Water Co.	398	15,940
American Water Works Co., Inc.	245	18,336

The accompanying notes are an integral part of these financial statements.
17

Etho Climate Leadership U.S. ETF

Schedule of Investments
September 30, 2016 (Continued)

	Shares	Market Value
Aqua America, Inc.	525	$16,002
Total Water Utilities		50,278
Total United States		6,260,279
Virgin Islands (UK) - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Michael Kors Holdings Ltd. (a)	285	13,335
TOTAL COMMON STOCKS (Cost $6,478,497)		6,689,268
MUTUAL FUNDS - 0.6%
American Capital Ltd. (a)	1,161	19,633
Fifth Street Finance Corporation	3,549	20,619
TOTAL MUTUAL FUNDS (Cost $36,797)		40,252
SHORT-TERM INVESTMENTS - 17.9%

Mount Vernon Prime Portfolio, 0.68% (b) +	1,211,974	1,211,974
TOTAL SHORT-TERM INVESTMENTS (Cost $1,211,974)		1,211,974
Total Investments (Cost $7,727,268) - 117.6%		7,941,494
Liabilities in Excess of Other Assets - (17.6)%		(1,190,671)
TOTAL NET ASSETS - 100.0%		$6,750,823

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield at September 30, 2016.
^	All or a portion of this security is out on loan as of September 30, 2016. Total value of securities out on loan is $1,194,502.
+	Investments purchased with cash proceeds from securities lending. Total cash collateral has a value of $1,211,974 as of September 30, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.
18

Etho Climate Leadership U.S. ETF

STATEMENT OF ASSETS AND LIABILITIES
 As of September 30, 2016

Etho Climate Leadership U.S. ETF
ASSETS
Investments in securities, at fair value*	$7,941,494
Cash	58,134
Receivable for fund shares sold	185,186
Dividends and interest receivable	5,262
Securities lending income receivable	601
Total Assets	8,190,677
LIABILITIES
Payable for investments purchased	225,621
Collateral received for securities loaned (Note 7)	1,211,974
Management fees payable	2,259
Total Liabilities	1,439,854
Net Assets	$6,750,823
NET ASSETS CONSIST OF:
Paid-in Capital	$6,498,665
Undistributed (accumulated) net investment income	6,916
Accumulated net realized gain on investments	31,016
Net unrealized appreciation on:
Investments in securities	214,226
Net Assets	$6,750,823
*Identified Cost:
Investments in unaffiliated securities	$7,727,268

Shares Outstanding^	250,000

Net Asset Value, Offering and Redemption Price per Share	$27.00

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.
19

Etho Climate Leadership U.S. ETF

STATEMENT OF OPERATIONS
 For the period ended September 30, 2016

Etho Climate Leadership U.S. ETF[1]
INVESTMENT INCOME
Income:
Dividends from unaffiliated securities	$41,610
Securities lending income	2,243
Total Investment Income	43,853
Expenses:
Management fees	14,937
Total Expenses	14,937
Net Investment Income (Loss)	28,916
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on:
Unaffiliated investments	24,977
In-Kind redemptions	59,424
Net realized gain on investments and In-Kind redemptions	84,401
Net Change in Unrealized Appreciation of:
Unaffiliated investments in securities and foregin currency	214,226
Net Realized and Unrealized Gain on Investments	298,627
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$327,543

[1]	Fund commenced operations on November 18, 2015. The information presented is for the period from November 18, 2015 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.
20

Etho Climate Leadership U.S. ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended September 30, 2016*
OPERATIONS
Net investment income	$28,916
Net realized gain on investments and In-Kind redemptions	84,401
Net change in unrealized appreciation of investments	214,226
Net increase in net assets resulting from operations	327,543
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
(22,000)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding shares (a)	6,445,280
Net increase in net assets	6,750,823
NET ASSETS
Beginning of Period	—
End of Period	$6,750,823
Undistributed net investment income	$6,916

(a) Summary of share transactions is as follows:

	Period Ended September 30, 2016*
	Shares	Amount
Shares Sold	300,000	$7,688,910
Reinvested Dividends	—	—
Shares Redeemed	(50,000)	(1,243,630)
	250,000	$6,445,280
Beginning Shares	—
Ending Shares	250,000

* Fund commenced operations on November 18, 2015. The information presented is for the period from November 18, 2015 to September 30, 2016.

The accompanying notes are an integral part of these financial statements.
21

Etho Climate Leadership U.S. ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended September 30, 2016[1]
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net investment income [2]	0.23
Net realized and unrealized gain on investments	1.87
Total from investment operations	2.10
Less Distributions:
Distributions from net investment income	(0.10)
Total distributions	(0.10)
Net asset value, end of period	$27.00
Total Return	8.43%	[3]
Ratios/Supplemental Data:
Net assets at end of period (000’s)	$6,751
Expenses to Average Net Assets	0.50%	[4]
Net Investment Income (Loss) to Average Net Assets	1.04%	[4]
Portfolio Turnover Rate	25%	[3]

1Commencement of operations on November 18, 2015.
2Calculated based on average shares outstanding during the period.
3Not annualized.
4Annualized.

The accompanying notes are an integral part of these financial statements.
22

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016

NOTE 1 – ORGANIZATION

Etho Climate Leadership U.S. ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Etho Climate Leadership Index™ Index (“the Index”). The Fund commenced operations on November 18, 2015.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and may be subject to customary brokerage commissions or fees.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2016, the Fund did not hold any fair valued securities.
23

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Funds’ assets measured at fair value:

Etho Climate Leadership U.S. ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$6,689,268	$—	$—	$6,689,268
Mutual Funds	40,252	—	—	40,252
Short-Term Investments	1,211,974	—	—	1,211,974
Total Investments in Securities	$7,941,494	$—	$—	$7,941,494

^ See Schedule of Investments for classifications by sector or country.

There were no transfers between Levels 1, 2 and 3 during the period ended September 30, 2016.  Transfers between levels are recognized at the end of the reporting period.
24

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid by the Fund on a quarterly basis.  Distributions to shareholders from net realized gains on securities of the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

25

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenes during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding by the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The “Derivatives and Hedging” Topic of the Codification (Accounting Standards Codification 815, formerly Statement of Financial Accounting Standards (“SFAS”) 133 and SFAS 161) requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. The Fund did not use derivatives during the period ended September 30, 2016.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

ETF Managers Group, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-today operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

Under the Investment Advisory Agreement with the Fund, the Advisor has overall responsibility for the general management and administration of the Fund and arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Advisor bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary fee. At a meeting of the Board held on March 17, 2016, the Board approved the reduction in unitary fees to ensure that total expenses do not exceed 0.45% of the Fund’s annual average net assets, from a previous unitary fee of 0.75%. The Advisor has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.45% of the Fund’s average daily net assets. Additionally, under the Investment Advisory Agreement, the Advisor has agreed to pay all expenses of the Fund, except for: the fee paid to the Advisor pursuant to the Investment Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the Purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”). The Advisor has entered into an Agreement with Etho Climate Leadership U.S. (the “Sponsor”), under which the Sponsor agrees to sublicense the use of the Underlying Index to the Advisor. The Sponsor also provides marketing support for the Fund, including distributing marketing materials related to the Fund. Etho Climate Leadership U.S. is a privately held business focused on bringing exchange-traded investment products to investors in the U.S. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund. Additionally, the Sponsor is not involved in the maintenance of the Underlying Index and does not otherwise act in the capacity of an index provider.
26

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

U.S. Bancorp Fund Services, LLC (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Advisor compensates the Administrator for these services under an administration agreement between the two parties.

The Advisor pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Advisor for all reasonable out-of-pocket expenses incurred in connection with his duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of each Fund’s average daily net assets. For the period ended September 30, 2016, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended September 30, 2016:

	Purchases	Sales
Etho Climate Leadership U.S. ETF	$1,047,061	$897,052

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended September 30, 2016:

	Purchases In- Kind	Sales In- Kind

Etho Climate Leadership U.S. ETF	$7,651,549	$1,227,217

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. Net capital gains or losses resulting from in-kind redemptions are excluded from the determination of the Fund’s taxable gains and are not distributed to shareholders.

During the period ended September 30, 2016, the Fund incurred broker commissions to an affiliated broker, Penserra Securities, LLC sub-advisor in the amount of $423.
27

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

There were no purchases or sales of U.S. Government obligations for the period ended September 30, 2016.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (“the Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. As of September 30, 2016, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of September 30, 2016, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
Etho Climate Leadership U.S. ETF	$1,194,502	$1,211,974

* The cash collateral received was invested in the Mount Vernon Securities Lending Prime Portfolio as shown on the Schedule of Investments, a money market fund with an overnight and continuous maturity.

Fees and interest income earned on collateral investments and recognized by the Fund during the period ended September 30, 2016, were as follows:

Fees and Interest Income Earned
Fund	Interest income earned net of applicable fees
Etho Climate Leadership U.S. ETF	$2,243
28

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

Offsetting Assets and Liabilities

The Fund is subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following is a summary of the arrangements subject to offsetting as of September 30, 2016.

Fund	Description	Gross Amounts of Recognized Liabilities	Gross Amounts in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Collateral Received	Net Amount
Etho Climate Leadership U.S. ETF	Securities Lending	$1,211,974	$1,211,974	$—	$1,211,974	$—

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at September 30, 2016 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Etho Climate Leadership U.S. ETF	$7,735,765 $	$434,113	$(228,384)	$205,729

	Undistributed Ordinary Income	Undistributed Long-term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
Etho Climate Leadership U.S. ETF	$45,279	$1,178	$46,457	$(28)	$252,158

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses.

As of September 30, 2016, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover	Expires
Etho Climate Leadership U.S. ETF	None	Indefinite
29

Etho Climate Leadership U.S. ETF

NOTES TO FINANCIAL STATEMENTS
September 30, 2016 (Continued)

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the year ended September 30, 2016.

	Late Year Ordinary Loss	Post-October Capital Loss
Etho Climate Leadership U.S. ETF	None	None

NOTE 9 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid $22,000 from ordinary income during the period ended September 30, 2016.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.
30

Etho Climate Leadership U.S. ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETF Managers
Trust  and the Shareholders of Etho Climate Leadership U.S. ETF:

We have audited the accompanying statement of assets and liabilities of the ETF Managers Trust, which includes Etho Climate Leadership U.S. ETF (the “Fund”), including the schedule of investments as of September 30, 2016, and the related statements of its operations, the changes in its net assets and financial highlights for the period November 18, 2015 (commencement of operations) to September 30, 2016.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ETF Managers Trust, which includes Etho Climate Leadership U.S. ETF as of September 30, 2016, and the results of its operations and changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ WithumSmith+Brown, PC

New York, NY
November 28, 2016
31

Etho Climate Leadership U.S. ETF

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Etho Climate Leadership U.S. ETF Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for each Fund is at a premium or discount to its daily net asset value (NAV).  The chart presented represents past performance and cannot be used to predict future results.

Etho Climate Leadership U.S. ETF	November 18, 2015* through September 30, 2016
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.00%	16	7.3
Greater Than or equal to 0.75% And Less Than 1.00%	2	0.9
Greater Than or Equal to 0.50% And Less Than 0.75%	14	6.4
Greater Than or Equal to 0.25% And Less Than 0.50%	24	11.0
Greater Than or Equal to 0.00% And Less Than 0.25%	90	41.1
Less Than or Equal to 0.0% And Greater Than -0.25%	55	25.1
Less Than or Equal to -0.25% And Greater Than -0.50%	9	4.1
Less Than or Equal to -0.50% And Greater Than -0.75%	5	2.3
Less Than or Equal to -0.75% And Greater Than -1.00%	3	1.4
Less than -1.00%	1	0.5

*First day of secondary market trading
32

Etho Climate Leadership U.S. ETF

SUPPLEMENTARY INFORMATION
September 30, 2016

FEDERAL TAX INFORMATION
 (Unaudited)

During the year ended September 30, 2016, the Fund did not declare any long-term realized gains distributions.

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended September 30, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	Qualified Dividend Income
Etho Climate Leadership U.S. ETF	54.73%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2016 was as follows:

Fund Name	Dividends Received Deduction
Etho Climate Leadership U.S. ETF	52.02%

INFORMATION ABOUT PORTFOLIO HOLDINGS
 (Unaudited)

The Fund files a Form N-Q with the Securities and Exchange Commission (the ‘‘SEC’’) no more than sixty days after the Fund’s first and third fiscal quarters. For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Funds’ portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room). The Fund’s portfolio holdings are posted on the Fund’s website at www.ethoetf.com daily.

INFORMATION ABOUT PROXY VOTING
 (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.ethoetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477) or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.ethoetf.com. Read the prospectus carefully before investing.
33

Etho Climate Leadership U.S. ETF

ETF MANAGERS TRUST

Privacy Policy and Procedures

ETF Managers Trust, (the “Trust”) has adopted the following privacy policies in order to safeguard the personal information of the Trust’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Trust officers are responsible for ensuring that the following policies and procedures are implemented:

1)
The Trust is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations[1].  The Trust will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2)
The Trust conducts its business affairs through its trustees, officers and third parties that provide services pursuant to agreements with the Trust.  The Trust has no employees.  It is anticipated that the trustees and officers of the Trust who are not employees of service providers of the Trust will not have access to customer records and information in the performance of their normal responsibilities for the Trust.

3)	The Trust may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4)
The Trust may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P.  Pursuant to this policy, the Trust will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Trust has adopted the following procedures:

1)
The Trust will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2)
The Trust will direct each of its Service Providers to adhere to the privacy policy of the Trust and to its privacy policies with respect to all customer information of the Trust and to take all actions reasonably necessary so that the Trust is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3)
The Trust requires its Service Providers to provide periodic reports to the Trust’s Board of Trustees outlining their privacy policies and the implementation of such policies.  Each Service Provider is required to promptly report to the Trust’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

1 Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.
34

Etho Climate Leadership U.S. ETF

EXPENSE EXAMPLE
For the period Ended September 30, 2016

As a shareholder of Etho Climate Leadership U.S. ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and in other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Etho Climate Leadership U.S. ETF

	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During the Period^
Actual	$1,000.00	$1,079.30	$3.27

Hypothetical (5% annual)	$1,000.00	$1,021.85	$3.18

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 183/366 (to reflect the period from April 1, 2016 to September 30, 2016.
35

Etho Climate Leadership U.S. ETF

Board of Trustees

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, Summit, New Jersey 07901.

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee* and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group, LLC (since 2013); Chief Executive Officer and Chief Compliance Officer, Factor Advisors, LLC (2012-2014); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014); President and Chief Executive Officer, GENCAP Ventures, LLC (holding company) (2012–2013); Chief Executive Officer, MacroMarkets LLC (exchange traded funds) (2005–2011); President, Chief Executive and Chief Compliance Officer, Macro Financial (financial services) (2005–2011).	12	None
Reshma J. Amin (1978)	Chief Compliance Officer (since 2016)	Chief Operating Officer and Chief Compliance Officer, Exchange Traded Managers Group, LLC (since 2016); Partner, Crow & Cushing (2007–2016).	12	n/a
John A. Flanagan (1946)	Treasurer (since 2015)
President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Group, Inc., (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2014); Chief Financial Officer, Macromarkets LLC (exchange traded funds) (2007–2010)
			n/a	n/a
* Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.
36

Etho Climate Leadership U.S. ETF

Board of Trustees

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John W. Southard (1969)	Trustee (since 2012)	Director and Co-Founder, T2 Capital Management, 2010 to present; Co-Founder and Head of Research and Trading, PowerShares Capital Management, 2002 to 2009.	12	None
Terry Loebs (1963)	Trustee (since 2014)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006–2011).	12	None

37

Advisor
ETF Managers Group, LLC
 30 Maple Street, Suite 2, Summit, NJ 07901

Sub-Adviser
Penserra Capital Management, LLC
 4 Orinda Way, Suite 100-A, Orinda, CA 94563

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100, Denver, Colorado 80203

Custodian
U.S. Bank National Association
  Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S Bank, National Association
Securities Lending
800 Nicolet Mall
 Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
 1666 K Street NW, Washington, DC 20006

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith

Item 3. Audit Committee Financial Expert.

The Board believes that the collective knowledge and experience of the members of the audit committee enable the committee to provide appropriate oversight given the Trust's level of financial complexity. In addition, the Board notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2016	FYE 9/30/2015
Audit Fees	$218,000	$90,000
Audit-Related Fees	N/A	N/A
Tax Fees	$30,000	$10,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by WithumSmith+Brown, PC applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2016	FYE 9/30/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2016	FYE 9/30/2015
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Managers Trust

By (Signature and Title  /s/ Samuel Masucci III
 Samuel Masucci III, Principal Executive Officer

Date   December 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Samuel Masucci III
Samuel Masucci III, Principal Executive Officer

Date   December 7, 2016

By (Signature and Title)*  /s/ John Flanagan
John Flanagan, Principal Financial Officer/Treasurer

Date  December 7, 2016

* Print the name and title of each signing officer under his or her signature.